     As filed with the Securities and Exchange Commission on July 25, 2003

================================================================================

                                                    1933 Act File No. 333-106334
                                                     1940 Act File No. 811-21374


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2

[X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]      Pre-Effective Amendment No. 1
[_]      Post-Effective Amendment No.
                  and
[X]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]      Amendment No. 1


                            PIMCO Floating Rate Income Fund
         (Exact Name of Registrant as Specified in Declaration of Trust)

                     c/o PIMCO Advisors Fund Management LLC
                           1345 Avenue of the Americas
                            New York, New York 10105
                    (Address of Principal Executive Offices)
                     (Number, Street, City, State, Zip Code)

                                 (212) 739-3369
              (Registrant's Telephone Number, including Area Code)

                              Newton B. Schott, Jr.
                       c/o PIMCO Advisors Distributors LLC
                              2187 Atlantic Street
                           Stamford, Connecticut 06902
(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

                          Copies of Communications to:
                         Joseph B. Kittredge, Jr., Esq.
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110


                  Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

                           ---------------------------

     If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

     It is proposed that this filing will become effective (check appropriate box)

     [X]  when declared effective pursuant to section 8(c)

                           ---------------------------



                           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------------------------------------------------------------------------------------------------------------
                                                              Proposed Maximum     Proposed Maximum
                                         Amount Being        Offering Price Per       Aggregate             Amount of
Title of Securities Being Registered      Registered                Unit           Offering Price/1/   Registration Fee/2/
------------------------------------     ------------        ------------------    ----------------    -------------------
Common Shares, par value $0.00001        1,000 Shares             $ 20.00               $ 20,000             $ 1.62
-------------------------------------------------------------------------------------------------------------------------

/1/ Estimated solely for the purpose of calculating the registration fee. /2/ $1.22 of which has already been paid.



    The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                             SUBJECT TO COMPLETION


                  PRELIMINARY PROSPECTUS DATED JULY 24, 2003


P R O S P E C T U S
[LOGO] PIMCO
ADVISORS

                                           SHARES

                        PIMCO FLOATING RATE INCOME FUND
                                 COMMON SHARES

                               $20.00 PER SHARE


                               ----------------

      INVESTMENT OBJECTIVE.   The Fund is a newly organized, diversified,
closed-end management investment company. The Fund's investment objective is to seek high current income, consistent with the preservation of capital.


      PORTFOLIO MANAGEMENT STRATEGIES.   The Fund is actively managed in
accordance with the portfolio manager's top down cyclical and secular economic outlook, using strategies that focus on credit quality analysis, broad market diversification among industries and sectors, and other risk management techniques. The portfolio manager attempts to identify investments that provide high current income through fundamental research, driven by independent credit analysis and proprietary analytical tools, and also uses a variety of techniques designed to control risk and minimize exposure to issues that the portfolio manager believes are more likely to default or otherwise depreciate in value over time. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments, a substantial portion of which will be senior floating rate loans. Senior floating rate loans generally hold the most senior position in the capital structure of a borrower and are often secured with collateral. The Fund may invest without limit and ordinarily expects to invest a substantial portion of its assets in senior floating rate loans and other debt securities that are, at the time of purchase, rated below investment grade (below Baa3 by Moody's Investors Service, Inc. ("Moody's"), below BBB- by either Standard & Poor's ("S&P") or Fitch, Inc. ("Fitch"), or below a comparable rating by Dominion Bond Rating Service Limited ("Dominion")), or unrated but judged by the portfolio manager to be of comparable quality. The Fund will not invest more than 10% of its total assets in securities that are, at the time of purchase, rated CCC+/Caa1 or lower by each agency rating the security or that are unrated but judged by the portfolio manager to be of comparable quality. DEBT SECURITIES OF BELOW INVESTMENT GRADE QUALITY ARE REGARDED AS HAVING PREDOMINANTLY SPECULATIVE CHARACTERISTICS WITH RESPECT TO CAPACITY TO PAY INTEREST AND REPAY PRINCIPAL, AND ARE COMMONLY REFERRED TO AS "HIGH YIELD" SECURITIES OR "JUNK BONDS." DUE TO THE RISKS INVOLVED IN INVESTING IN HIGH YIELD SECURITIES, AN INVESTMENT IN THE FUND SHOULD BE CONSIDERED SPECULATIVE.




                                                  (CONTINUED ON FOLLOWING PAGE)



      INVESTING IN THE FUND'S COMMON SHARES INVOLVES CERTAIN RISKS. SEE "RISKS" BEGINNING ON PAGE 36 OF THIS PROSPECTUS.


                               ----------------


                                  PER SHARE TOTAL
                                  --------- -----
Public offering price............  $20.00     $
Sales load.......................    $.65     $
Estimated offering expenses(1)(2)    $.04     $
Proceeds to the Fund.............  $19.31     $



      (1) The Fund has agreed to pay the underwriters $.00667 per share as a partial reimbursement of expenses incurred in connection with the offering. See "Underwriting."


      (2) The Fund will pay or reimburse organization and offering expenses
          estimated at $       from the proceeds of the offering. PIMCO
          Advisors Fund Management LLC has agreed to pay (i) the amount by which the Fund's offering costs (other than the sales load) exceed $.04 per share and (ii) all of the Fund's organizational expenses, except that the Fund has agreed to reimburse PIMCO Advisors Fund Management LLC for such organizational expenses to the extent that the aggregate of all such organizational expenses and all offering costs (other than the sales load, but inclusive of the reimbursement of underwriter expenses of $.00667 per share) does not exceed $.04 per share.



      The underwriters may also purchase up to an additional        common
shares at the public offering price, less the sales load, within 45 days from the date of this prospectus to cover overallotments.


      Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




      The common shares will be ready for delivery on or about       , 2003.


                               ----------------





MERRILL LYNCH & CO.                                     WACHOVIA SECURITIES

A.G. EDWARDS & SONS, INC.   BEAR, STEARNS & CO. INC.    RBC CAPITAL MARKETS

ADVEST, INC.                  ROBERT W. BAIRD & CO.   CROWELL, WEEDON & CO.

JANNEY MONTGOMERY SCOTT LLC MCDONALD INVESTMENTS INC.         TD WATERHOUSE

WEDBUSH MORGAN SECURITIES INC.                         QUICK & REILLY, INC.


                               ----------------




                 The date of this prospectus is       , 2003.

(CONTINUED FROM PREVIOUS PAGE)


      Because most of the debt instruments held by the Fund will have variable interest rates, the Fund's portfolio is generally expected to have less interest rate risk (I.E., sensitivity to fluctuations in market interest rates) and a more stable net asset value than funds with portfolios that invest in fixed-income securities, although the net asset value will vary due to fluctuations in interest rates and other factors such as changes in the credit quality of securities in the portfolio. Due to its focus on variable rate securities, the amounts of the Fund's monthly distributions to common shareholders are expected to vary with fluctuations in market interest rates.


      NO PRIOR HISTORY.   Because the Fund is newly organized, its common
shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which creates a risk of loss for the investors purchasing shares in the initial public offering. The common shares are expected to be listed on the New York Stock Exchange under the symbol "PFL."


      PORTFOLIO CONTENTS. As noted above, a substantial portion of the Fund's investment assets will ordinarily consist of senior floating rate debt securities and interests in senior floating rate loans ("Senior Loans") made to or issued by U.S. or non-U.S. banks or other corporations. Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as the London Inter-Bank Offered Rate, "LIBOR") plus a premium. Although Senior Loans are typically of below investment grade quality, they tend to have more favorable recovery rates than those of other types of below investment grade quality debt obligations. Other floating rate debt instruments in which the Fund may invest include catastrophe and other event-linked bonds, bank capital securities, unsecured bank loans, corporate bonds, money market instruments and certain types of mortgage-backed and other asset-backed securities that pay interest at rates which adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund may invest without limit and ordinarily expects to invest a substantial portion of its assets in Senior Loans and other floating rate debt instruments that are, at the time of purchase, rated below investment grade or unrated but judged by the portfolio manager to be of comparable quality. The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in securities and instruments other than floating rate debt instruments, including fixed-income debt securities such as convertible securities, high-yield bonds and mortgage-backed and other asset-backed securities issued on a public or private basis. The Fund expects to invest predominantly in U.S. dollar-denominated debt securities and will not invest more than 25% of its total assets in debt securities denominated in currencies other than the U.S. dollar. The Fund reserves the right to invest without limit in debt securities of non-U.S. issuers, although it will not invest more than 10% of its total assets in debt securities of issuers located in emerging markets. The Fund may make use of a variety of other instruments, including collateralized debt obligations, preferred shares, commercial paper, U.S. Government securities, zero-coupon and inflation-indexed bonds, real estate investment trusts (REITs), structured notes and other hybrid instruments, credit-linked trust certificates, total return swaps, credit default swaps and other derivative instruments. The Fund cannot assure you that it will achieve its investment objective.



      Because of the floating rate feature of most of the Fund's investments, it is expected that the Fund normally will have an average portfolio duration of zero to one year. The portfolio manager believes that this duration range and the Fund's exposure to lower-quality debt securities minimizes exposure to interest rate risk while still offering the potential for higher current income than would be expected from a higher quality portfolio.



      BORROWINGS. The Fund presently intends to use leverage by issuing shares of preferred stock ("Preferred Shares") representing approximately 38% of the Fund's total assets immediately after their issuance. The Fund may also leverage the portfolio by borrowing money, issuing debt securities or using reverse repurchase agreements, loans of portfolio securities, credit default swap contracts and other derivatives, as well as when-issued, delayed delivery and forward commitment transactions. However, these forms of leverage will only be used, if at all, as a substitute for, rather than in addition to, the leverage obtained through the issuance of Preferred Shares. See "The Fund's Investment Objective and Strategies--Portfolio Contents and Other Information." By using leverage, the Fund will seek to obtain a higher return for holders of common shares than if the Fund did not use leverage. Leveraging is a speculative technique, and there are special risks involved. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed. See "Preferred Shares and Related Leverage" and "Risks--Leverage Risk."



      You should read this prospectus, which contains important information about the Fund, before deciding whether to invest, and retain it for future
reference. A Statement of Additional Information, dated            , 2003,
containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus, which means that it is part of the prospectus for legal purposes. You can review the table of contents of the Statement of Additional Information on page 59 of this prospectus. You may request a free copy of the Statement of Additional Information by calling (877) 819-2224 or by writing to the Fund, or obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (HTTP://WWW.SEC.GOV).


      The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

                               TABLE OF CONTENTS



                                                               PAGE
                                                               ----
Prospectus Summary............................................   4
Summary of Fund Expenses......................................  18
The Fund......................................................  20
Use of Proceeds...............................................  20
The Fund's Investment Objective and Strategies................  20
Preferred Shares and Related Leverage.........................  34
Risks.........................................................  36
How the Fund Manages Risk.....................................  43
Management of the Fund........................................  44
Net Asset Value...............................................  47
Distributions.................................................  48
Dividend Reinvestment Plan....................................  48
Description of Shares.........................................  50
Anti-Takeover and Other Provisions in the Declaration of Trust  52
Repurchase of Common Shares; Conversion to Open-End Fund......  53
Tax Matters...................................................  54
Underwriting..................................................  56
Custodian and Transfer Agent..................................  58
Legal Matters.................................................  58
Table of Contents for the Statement of Additional Information.  59
Appendix A--Description of Securities Ratings.................  60


                               ----------------


      YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. THE FUND HAS NOT, AND THE UNDERWRITERS HAVE NOT, AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. THE FUND IS NOT, AND THE UNDERWRITERS ARE NOT, MAKING AN OFFER OF THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED. YOU SHOULD NOT ASSUME THAT THE INFORMATION CONTAINED IN THIS PROSPECTUS IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE ON THE FRONT OF THIS PROSPECTUS. THE FUND'S BUSINESS, FINANCIAL CONDITION, RESULTS OF OPERATIONS AND PROSPECTS MAY HAVE CHANGED SINCE THAT DATE.





      Until         2003 (25 days after the date of this prospectus), all
dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                              PROSPECTUS SUMMARY


      THIS IS ONLY A SUMMARY. THIS SUMMARY MAY NOT CONTAIN ALL OF THE INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING IN THE COMMON SHARES. YOU SHOULD REVIEW THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.


THE FUND..................   PIMCO Floating Rate Income Fund (the "Fund") is a
                             newly organized, diversified, closed-end management investment company. See "The Fund."


THE OFFERING..............   The Fund is offering common shares of beneficial
                             interest, with a par value of $.00001 per share,
                             at $20.00 per share through a group of
                             underwriters (the "Underwriters") led by Merrill
                             Lynch, Pierce, Fenner & Smith Incorporated
                             ("Merrill Lynch") and Wachovia Capital Markets,
                             LLC ("Wachovia"). The common shares of beneficial
                             interest are called "Common Shares" in the rest of
                             this prospectus. You must purchase at least 100
                             Common Shares. The Fund has given the Underwriters
                             an option to purchase up to       additional
                             Common Shares to cover orders in excess of
                                   Common Shares. See "Underwriting." PIMCO
                             Advisors Fund Management LLC (the "Manager"), the
                             Fund's investment manager, has agreed to pay (i) the amount by which the Fund's offering costs
                             (other than the sales load) exceed $.04 per Common
                             Share and (ii) all of the Fund's organizational expenses, except that the Fund has agreed to reimburse the Manager for such organizational expenses to the extent that the aggregate of all such organizational expenses and all offering costs (other than the sales load, but inclusive of the reimbursement of underwriter expenses of $.00667 per Common Share) does not exceed $.04 per Common Share.



INVESTMENT OBJECTIVE AND
  STRATEGIES..............   INVESTMENT OBJECTIVE.  The Fund's investment
                             objective is to seek high current income, consistent with the preservation of capital. The
                             Fund attempts to achieve this objective by normally investing at least 80% of its net assets
                             (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments. The Fund expects that a substantial portion of its investments will consist of Senior
                             Loans. See "Portfolio Contents" below. The Fund may invest without limit, and ordinarily expects to invest a substantial portion of its assets, in Senior Loans and other floating rate debt instruments that are, at the time of purchase, rated below investment grade (or unrated but judged by the portfolio manager to be of comparable quality) as described under "Credit
                             Quality" below. The Fund cannot assure you that it will achieve its investment objective.



                             PORTFOLIO MANAGEMENT STRATEGIES. In selecting investments for the Fund, Pacific Investment Management Company LLC ("PIMCO"), the Fund's portfolio manager, attempts to identify floating rate debt instruments that provide high current income through fundamental research, driven by independent credit analysis and proprietary analytical tools. Investment decisions are based primarily on PIMCO's assessment of the issuer's credit characteristics and the position of the security in the issuer's capital structure in light of PIMCO's outlook for particular industries, the economy and the market generally. At the same time, PIMCO uses a variety of techniques, such as credit default swaps, designed to control risk and minimize the Fund's exposure to debt instruments that PIMCO believes are more likely to default or otherwise depreciate in value over time and detract from the Fund's overall return to investors. Because most of the debt instruments held by the Fund will have variable interest rates, the Fund's portfolio is generally expected to have less interest rate risk (i.e., sensitivity to fluctuations in market interest rates) and a more stable net asset value than portfolios of funds that invest in fixed-income securities, although the net asset value will vary due to fluctuations in interest rates and other factors such as changes in the credit quality of securities in the portfolio. The Fund also attempts to preserve capital based on PIMCO's assessment of the issuer's credit characteristics and macro-economic factors. Subject to the guidelines under "Credit Quality" below, the Fund has the flexibility to invest in debt obligations of any credit quality based on its assessment of the particular issuer.


                             Within the floating rate debt investment universe, the Fund does not invest its assets according to predetermined weightings in particular issuers, industries or sectors. Instead, PIMCO attempts to identify quality investments in any industry or sector through fundamental research, driven by independent credit analysis and proprietary analytical tools.


                             CREDIT QUALITY. Under normal market conditions, the Fund may invest without limit, and ordinarily expects to invest a substantial portion of its assets, in Senior Loans and other floating rate debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody's, below BBB- by either S&P or Fitch, or below a comparable rating by Dominion), or unrated but judged by PIMCO to be of comparable quality. The Fund will not invest more than 10% of its total assets in securities that are, at the time of purchase, rated CCC+/Caa1 or lower by each agency rating the security or that are unrated but judged by PIMCO to be of comparable quality. Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as "high yield" securities or "junk bonds." Debt securities in the lowest investment grade category may also be considered to possess some speculative characteristics.



                             INDEPENDENT CREDIT ANALYSIS. PIMCO relies heavily on its own analysis of the credit quality and risks associated with individual debt obligations considered for the Fund, rather than relying exclusively on rating agencies or third-party research. In the case of Senior Loans, PIMCO analyzes and takes into account the legal/protective features associated with the securities (such as their position in the borrower's capital structure and any security through collateral) in assessing their credit characteristics. The individuals managing the Fund utilize this information in an attempt to manage credit risk and identify issuers, industries or sectors that offer attractive yields relative to PIMCO's assessment of their credit characteristics. This aspect of PIMCO's capabilities will be particularly important because of the Fund's emphasis on Senior Loans and other below investment grade debt securities.



                             DURATION. The average portfolio duration of the Fund will normally be within a short range (I.E., a zero to one-year time frame) due to the Fund's predominant investment in floating rate debt instruments, although it may be longer at any time and from time to time to the extent that the Fund invests in fixed-income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. PIMCO believes that the Fund's short duration range minimizes exposure to price changes of its portfolio securities due to interest rate volatility and related risk while still offering the potential opportunity for high current income.


                             DIVERSIFICATION. Subject to the availability of suitable investment opportunities, PIMCO will attempt to diversify the Fund's investments broadly in an attempt to minimize the portfolio's sensitivity to credit and other risks associated with a particular issuer, industry or sector, or to the impact of a single economic, political, corporate or regulatory occurrence.


                             PORTFOLIO CONTENTS. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments, a substantial portion of which will be Senior Loans. Senior Loans are typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions (the "Lenders"). Senior Loans are normally accessible only to financial institutions and large corporate and institutional investors and are not widely available to individual investors. Floating rate debt instruments are debt instruments that pay interest at rates which adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). These floating rate debt instruments may include, in addition to Senior Loans, instruments such as catastrophe and other event-linked bonds, bank capital securities, unsecured bank loans, corporate bonds, money market instruments and certain types of mortgage-backed and other asset-backed securities. As noted above, the Fund may invest without limit and ordinarily expects to invest a substantial portion of its assets in Senior Loans and other floating rate debt instruments that are, at the time of purchase, rated below investment grade or unrated but judged by PIMCO to be of comparable quality. The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in securities and instruments other than floating rate debt instruments, including fixed-income debt securities such as convertible securities, high-yield bonds and mortgage-backed and other asset-backed securities issued on a public or private basis. The Fund expects to invest predominantly in U.S. dollar-denominated debt securities and will not invest more than 25% of its total assets in debt securities denominated in currencies other than the U.S. dollar. The Fund reserves the right to invest without limit in debt securities of non-U.S. issuers, although it will not invest more than 10% of its total assets in debt securities of issuers located in emerging markets. The Fund may make use of a variety of other instruments, including preferred shares, commercial paper, U.S. Government securities, zero-coupon and inflation-indexed bonds, structured notes and other hybrid instruments, credit-linked trust certificates, real estate investment trusts (REITs), total return swaps, credit default swaps and other derivative instruments. The Fund may invest in securities of companies with small market capitalizations. The Fund may invest without limit in illiquid securities. As a diversified fund, the Fund generally may not, with respect to 75% of its total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies, if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund will not concentrate its investments in a particular industry by investing more than 25% of its total assets in that industry. The Fund's industry concentration policy does not preclude it from focusing investments in issuers in a group of related industrial sectors (such as different types of utilities).



PROPOSED OFFERING OF
  PREFERRED SHARES AND
  OTHER FORMS OF LEVERAGE.   Subject to market conditions, approximately one to
                             six months after completion of this offering, the Fund intends to offer preferred shares of beneficial interest ("Preferred Shares") representing approximately 38% of the Fund's total assets immediately after their issuance. The issuance of Preferred Shares will leverage your investment in Common Shares. Leverage involves special risks. There is no assurance that the Fund will issue Preferred Shares or that, if Preferred
                             Shares are issued, the Fund's leveraging strategy will be successful. See "Risks--Leverage Risk."
                             The net proceeds the Fund obtains from selling the Preferred Shares will be invested in accordance with the Fund's investment objective and policies as described in this prospectus. The Preferred
                             Shares will pay dividends based on short-term interest rates for high quality obligations, which will be reset frequently. So long as the rate of return, net of applicable Fund expenses, on the floating rate high yield debt obligations and other investments purchased by the Fund exceeds
                             Preferred Share dividend rates as reset
                             periodically, the investment of the proceeds of the Preferred Shares will generate more income than will be needed to pay dividends on the Preferred Shares. If so, the excess will be used to pay higher dividends to holders of

                             Common Shares ("Common Shareholders") than if the Fund were not so leveraged through the issuance of Preferred Shares. The Fund may also leverage the portfolio by borrowing money, issuing debt securities or using reverse repurchase agreements, loans of portfolio securities, credit default swap contracts and other derivatives, as well as when-issued, delayed delivery and forward commitment transactions. However, these forms of leverage will only be used, if at all, as a substitute for, rather than in addition to, the leverage obtained through the issuance of Preferred Shares. See "The Fund's Investment Objective and Strategies--Portfolio Contents and Other Information." The Fund cannot assure you that the issuance of Preferred Shares or the use of other forms of leverage will result in a higher yield on your Common Shares. Once Preferred Shares are issued and/or other forms of leverage are used, the net asset value and market price of the Common Shares and the yield to Common Shareholders will be more volatile. See "Preferred Shares and Related Leverage," "Description of Shares--Preferred Shares" and "Risks--Leverage Risk." In addition, fees and expenses paid by the Fund are borne entirely by the Common Shareholders (and not by Preferred Shareholders, if any). These include costs associated with any offering of Preferred Shares by the Fund (which costs are estimated to be approximately 1.3% of the total dollar amount of a Preferred Share offering), which will be borne immediately by Common Shareholders (as will the costs associated with any borrowings or other forms of leverage utilized by the Fund) and result in a reduction in the net asset value of the Common Shares.



INVESTMENT MANAGER........   The Manager serves as the investment manager of
                             the Fund. Subject to the supervision of the Fund's
                             Board of Trustees, the Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. The Manager will receive an annual fee, payable monthly, in an amount equal to .75% of the Fund's average weekly total managed assets. "Total managed assets" means the total assets of the Fund (including any assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). The Manager is located at 1345 Avenue of the Americas, New York, New York
                             10105. Organized in 2000 as a subsidiary successor in the restructuring of a business originally organized in 1987, the Manager provides investment management and advisory services to a number of closed-end and open-end investment company clients. As of June 30, 2003, the Manager had approximately $23.7 billion in assets under management. Allianz Dresdner Asset Management of
                             America L.P. is the direct parent company of PIMCO
                             Advisors Retail Holdings LLC, of which the Manager is a wholly-owned subsidiary. As of June 30, 2003, Allianz Dresdner Asset Management of America L.P.
                             and its subsidiary partnerships, including PIMCO, had approximately $404 billion in assets under management.



                             The Manager has retained its affiliate, PIMCO, as a sub-adviser to manage the Fund's portfolio investments. See "Portfolio Manager" below.

PORTFOLIO MANAGER.........   PIMCO will serve as the Fund's sub-adviser
                             responsible for managing the Fund's portfolio investments, and is sometimes referred to herein as the "portfolio manager." Subject to the supervision of the Manager, PIMCO has full investment discretion and makes all determinations with respect to the investment of the Fund's assets.



                             PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2003, PIMCO had approximately $349 billion in assets under management.


                             The Manager (and not the Fund) will pay a portion of the fees it receives to PIMCO in return for PIMCO's services.


DISTRIBUTIONS.............   Commencing with the Fund's first dividend, the
                             Fund intends to make regular monthly cash distributions to Common Shareholders at a variable rate based on the performance of the Fund and income accrual. The dividend rate that the Fund pays on its Common Shares will depend on a number of factors including the variable rate of interest received on the Fund's portfolio, dividends payable on any Preferred Shares and the expenses of any other leveraging transactions. Because the Fund invests predominantly in debt instruments with variable interest rates, the amount of the Fund's monthly distributions to shareholders is expected to vary with fluctuations in market interest rates. Although there is a risk that fluctuations in the dividend rates on Preferred
                             Shares may adversely affect the return to Common
                             Shareholders, PIMCO believes that this should be mitigated when the Fund uses leverage with floating rate costs, because the dividend rates on the Preferred Shares and the interest rates on its portfolio of Senior Loans and other floating rate debt instruments will ordinarily vary in a similar manner. Over time, the Fund will distribute substantially all of its net investment income
                             (after it pays accrued dividends on any
                             outstanding Preferred Shares). In addition, at least annually, the Fund intends to distribute to you your pro rata share of any available net capital gain. Your initial distribution is expected to be declared approximately 45 days, and paid approximately 60 to 90 days, from the completion of this offering, depending on market conditions. Unless you elect to receive distributions in cash, all of your distributions will be automatically reinvested in additional
                             Common Shares under the Fund's Dividend
                             Reinvestment Plan. See "Distributions" and
                             "Dividend Reinvestment Plan."



LISTING...................   The Fund has applied for listing of the Common
                             Shares on the New York Stock Exchange, subject to notice of issuance, under the symbol "PFL." See
                             "Description of Shares--Common Shares."



CUSTODIAN AND TRANSFER
  AGENT...................   State Street Bank and Trust Co. will serve as
                             custodian of the Fund's assets. PFPC Inc. will serve as the Fund's transfer and dividend disbursement agent. See "Custodian and Transfer
                             Agent."

MARKET PRICE OF SHARES....   Shares of closed-end investment companies
                             frequently trade at prices lower than net asset value. Shares of closed-end investment companies like the Fund have during some periods traded at prices lower than net asset value. The Fund cannot assure you that the Common Shares will trade at or above the Fund's net asset value. Net asset value will be reduced immediately following the offering by the sales load and the amount of organization and offering expenses paid or reimbursed by the Fund. See "Use of Proceeds." In addition to net asset value, market price may be affected by such factors relating to the Fund or its portfolio holdings as dividend levels (which are in turn affected by changes in the floating rates of interest on the Fund's investments and expenses, including the costs of leverage), portfolio credit quality, liquidity, call protection and market supply and demand. See "Preferred Shares and Related Leverage," "Risks," "Description of
                             Shares" and "Repurchase of Common Shares;
                             Conversion to Open-End Fund" in this prospectus, and the Statement of Additional Information under "Repurchase of Common Shares; Conversion to
                             Open-End Fund." The Common Shares are designed primarily for long-term investors, and you should not view the Fund as a vehicle for trading purposes.



SPECIAL RISK CONSIDERATIONS  The following describes various principal risks of investing in the Fund. A more detailed description of these and other risks of investing in the Fund are described under "Risks" in this Prospectus and under "Investment Objective and Policies" in the Statement of Additional Information.



                             NEWLY ORGANIZED. The Fund is a newly organized, diversified, closed-end management investment company with no history of operations.



                             CREDIT RISK/HIGH YIELD RISK. Credit risk is the risk that one or more debt obligations in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the obligation or borrower experiences an actual or perceived decline in its financial status. The Fund may invest without limit and ordinarily expects to invest a substantial portion of its assets in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody's, below BBB- by either S&P or Fitch or below a comparable rating by Dominion) or that are unrated but judged by PIMCO to be of comparable quality, including debt securities that are in default or the issuers of which are in bankruptcy. Debt obligations of below investment grade quality are commonly referred to as "high yield" securities or "junk bonds" and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due, and therefore involve a greater risk of default. Debt securities in the lowest investment grade category may also be considered to possess some speculative characteristics. The prices of these lower grade obligations are generally more volatile and sensitive to actual or perceived negative developments, such as a decline in the revenues of the borrowers underlying Senior Loans or a general economic downturn, than are the prices of higher grade securities.

                             Although Senior Loans in which the Fund will invest will often be secured by collateral, there can be no assurance that liquidation of any such collateral would satisfy the borrower's obligation in the event of default or that such collateral could be readily liquidated. However, PIMCO believes that Senior Loans generally tend to have more favorable recovery rates than most other types of loans. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing a Senior Loan. Because of the Fund's emphasis on Senior Loans and other below investment grade debt securities, PIMCO's capabilities in analyzing credit quality and associated risks will be particularly important, and there can be no assurance that PIMCO will be successful in this regard. See "The Fund's Investment Objective and Strategies--High Yield Securities ("Junk Bonds")" and "Risks--High Yield Risk" for additional information. Due to the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.



                             MARKET DISCOUNT RISK. As with any stock, the price of the Fund's shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Net asset value will be reduced immediately following the initial offering by a sales load and organizational and offering expenses paid or reimbursed by the Fund and immediately following any offering of Preferred Shares by the costs of that offering paid by the Fund. Common Shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. The Fund's shares may trade at a price that is less than the initial offering price. This risk may be greater for investors who sell their shares relatively shortly after completion of the initial offering.



                             LIQUIDITY RISK. The Fund may invest without limit in securities which are illiquid at the time of investment (determined using the Securities and Exchange Commission's standard applicable to open-end investment companies, I.E., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. Below investment grade debt securities tend to be less liquid than higher-rated securities. The Senior Loans in which the Fund invests will likely not be registered with the Securities and Exchange Commission or any state securities commission and generally will not be listed on a national securities exchange. PIMCO will determine the liquidity of the Fund's investments by reference to market conditions and contractual provisions. For example, PIMCO will generally not consider Senior Loans that are part of an issue of at least $250 million in par value to be illiquid.


                             LEVERAGE RISK. The Fund presently intends to use leverage by issuing Preferred Shares representing approximately 38% of the Fund's total assets immediately after their issuance. The Fund may also leverage the portfolio by borrowing money, issuing debt securities or using reverse repurchase agreements, loans of portfolio securities, credit default swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions. However, these forms of leverage will only be used, if at all, as a substitute for, rather than in addition to, the leverage obtained through the issuance of Preferred Shares. The Fund's use of leverage creates the opportunity for increased Common Share net income, but also creates special risks for Common Shareholders. There is no assurance that the Fund's leveraging strategies will be successful. It is anticipated that dividends on Preferred Shares (which would be redetermined periodically, pursuant to an auction process) will be based on short-term rates of return for high quality short-term debt instruments, and that the Fund will invest the net proceeds of the Preferred Shares offering principally in Senior Loans and other floating rate debt instruments in accordance with the Fund's investment objective and strategies. So long as the Fund's securities portfolio provides a higher rate of return (net of Fund expenses) than the Preferred Share dividend rate, as reset periodically, the leverage will allow Common Shareholders to receive a higher current rate of return than if the Fund were not leveraged. Preferred Shares are expected to pay cumulative dividends, which may tend to increase leverage risk. Leverage creates two major types of risks for Common Shareholders:


                             . the likelihood of greater volatility of net asset value and market price of Common Shares, because changes in the value of the Fund's portfolio of income-producing securities (including securities bought with the proceeds of the Preferred Shares offering) are borne entirely by the Common Shareholders; and


                             . the possibility either that Common Share income will fall if the Preferred Share dividend rate rises and there is no corresponding increase, or a lagging increase, in the interest rates on investments in the Fund's portfolio, or that Common Share income will fluctuate in part because the Preferred Share dividend rate varies.


                             Because the fees received by the Manager are based on the total managed assets of the Fund (including assets attributable to any Preferred Shares and other forms of leverage that may be outstanding), the Manager has a financial incentive for the Fund to issue Preferred Shares or utilize other forms of leverage, which may create a conflict of interest between the Manager and the Common Shareholders.


                             ISSUER RISK. The value of floating rate and other debt instruments may decline for a number of reasons which directly relate to the issuer or borrower, such as management performance, financial leverage and reduced demand for the issuer's goods and services.


                             VARIABLE DIVIDEND RISK. Because most of the debt instruments held by the Fund will have variable interest rates, the amounts of the Fund's monthly distributions to Common Shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to Common Shareholders will likewise decrease.



                             SMALLER COMPANY RISK. The general risks associated with floating rate and other debt instruments are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk.


                             MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. PIMCO and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.


                             FOREIGN (NON-U.S.) INVESTMENT RISK. The Fund expects to invest predominantly in U.S. dollar-denominated debt securities and will not invest more than 25% of its net assets in debt securities denominated in currencies other than the U.S. dollar. The Fund reserves the right to invest without limit in debt securities of foreign (non-U.S.) issuers, although it will not invest more than 10% of its total assets in debt securities of issuers located in emerging markets. The Fund's investments in foreign issuers and in securities denominated in foreign currencies involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. The value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar, and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund. Foreign settlement procedures also may involve additional risks.



                             EMERGING MARKETS RISK. The Fund may invest up to 10% of its total assets in debt securities of issuers located in developing or emerging markets. Foreign investment risk may be particularly high to the extent that the Fund invests in securities of issuers based in or securities denominated in the currencies of emerging market countries. Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

                             DERIVATIVES RISK. The Fund may utilize a variety of derivative instruments for hedging, investment or risk management purposes. The Fund may also use derivatives to gain exposure to securities markets in which it will invest (E.G., pending investment of the proceeds of this offering in individual securities) or to add leverage to the portfolio (but only as a substitute for the leverage obtained from Preferred Shares). The types of derivative instruments the Fund may utilize include, but are not limited to, option contacts, futures contracts, options on future contracts, swap agreements (including total return and credit default swaps) and short sales. The Fund may also have exposure to derivatives, such as interest rate or credit-default swaps, through investment in credit-linked trust certificates and other securities issued by special purpose or structured vehicles. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, issuer risk, interest rate risk, credit risk, leveraging risk, counterparty risk, smaller company risk and management risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.



                             COUNTERPARTY RISK. In addition to credit risk with respect to the counterparties to the Senior Loans in which the Fund invests, the Fund will also be subject to credit risk with respect to derivative contracts entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.



                             MORTGAGE-RELATED AND ASSET-BACKED RISK. The Fund may invest in a variety of mortgage-related and other asset-backed securities, including both commercial and residential mortgage securities and other mortgage-backed instruments (public or private). Asset-backed securities are subject to a number of risks described elsewhere in this prospectus, such as credit risk and liquidity risk. Generally, rising interest rates tend to extend the duration of fixed-rate mortgage-related securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. PIMCO expects the Fund's policy of investing principally in adjustable rate mortgage-related and other asset-backed securities will minimize the Fund's overall sensitivity to interest rate volatility. However, because interest rates on most adjustable rate mortgage- and asset-backed securities typically only reset periodically (e.g., monthly or quarterly), changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuation in the market value of these securities, including declines in value as market interest rates rise. In addition, adjustable and fixed-rate mortgage-related securities are subject to prepayment risk--the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates. The Fund's investments in other asset-backed securities, such as collateralized debt obligations, are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.



                             RISK OF INVESTING IN REITS. Investing in REITs involves certain unique risks in addition to investing in the real estate industry in general. REITs are subject to interest rate risks (especially mortgage REITs) and the risk of default by lessees or borrowers. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by the ability of the issuers of its portfolio mortgages to repay their obligations. REITs whose underlying assets are concentrated in properties used by a particular industry are also subject to risks associated with such industry. REITs may have limited financial resources, their securities trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.





                             INTEREST RATE RISK. Generally, when market interest rates rise, the prices of debt obligations (and particularly fixed-rate debt obligations) fall, and vice versa. This interest rate risk is the risk that the debt obligations in the Fund's portfolio will decline in value because of increases in market interest rates. The prices of short-term floating rate debt obligations generally fluctuate less than prices of long-term debt obligations as interest rates change. Because the Fund will normally have a short portfolio duration (I.E., a zero to one-year time frame), the Common Share net asset value and market price per share will tend to fluctuate less in response to changes in market interest rates than if the Fund invested mainly in long-term debt securities. Although the Fund's net asset value will vary, PIMCO expects the Fund's policy of investing principally in floating rate debt instruments will minimize the Fund's overall sensitivity to market interest rate fluctuations. However, because rates on certain floating rate debt instruments typically only reset periodically (e.g., monthly or quarterly), changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuation in the Fund's net asset value. Moreover, up to 20% of the Fund's net assets (plus any borrowings for investment purposes) may be invested in debt instruments with fixed rates of interest, which will generally lose value in direct response to rising interest rates. The Fund's use of leverage, as described below, will tend to increase Common Share interest rate risk.




                             REINVESTMENT RISK. Income from the Fund's portfolio will decline if and when the Fund invests the proceeds from prepaid, matured, traded or called debt obligations at market interest rates that are below the current earnings rate on those obligations. A decline in income could affect the Common Shares' market price or their overall return.


                             INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund's portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time--the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.




                             REGULATORY CHANGES.  To the extent that
                             legislation or state or federal bank or other regulators impose additional requirements or restrictions on the ability of certain financial institutions to make loans, particularly in connection with highly leverage transactions, the availability of Senior Loans and other related investments sought after by the Fund may be reduced. Further, such legislation or regulation could depress the market value of Senior Loans and other instruments held by the Fund.


                             MARKET DISRUPTION AND GEOPOLITICAL RISK. The war with Iraq, its aftermath and the continuing occupation of Iraq is likely to have a substantial impact on the U.S. and world economies and securities markets. The nature, scope and duration of the war and occupation cannot be predicted with any certainty. Terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001 closed some of the U.S. securities markets for a four-day period and similar events cannot be ruled out. The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead to, increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Those events could also have an acute effect on individual issuers or related groups of issuers. These risks could also adversely affect individual issuers and securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.


                             CERTAIN AFFILIATIONS. Certain broker-dealers may be considered to be affiliated persons of the Fund, the Manager and/or PIMCO due to their possible affiliations with Allianz AG, the ultimate parent of the Manager and PIMCO. Absent an exemption from the Securities and Exchange Commission or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund's ability to engage in securities transactions and take advantage of market opportunities. In addition, unless and until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.



                             ANTI-TAKEOVER PROVISIONS. The Fund's Amended and Restated Agreement and Declaration of Trust (the "Declaration") includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. See "Anti-Takeover and Other Provisions in the Declaration of Trust." These provisions could deprive the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at net asset value. In addition, if the Fund issues Preferred Shares, the holders of the Preferred Shares will have voting rights that could deprive the Common Shareholders of such opportunities.

                           SUMMARY OF FUND EXPENSES


      The following table and the expenses shown assume the issuance of Preferred Shares in an amount equal to 38% of the Fund's total assets (after their issuance), and show Fund expenses as a percentage of net assets attributable to Common Shares. Footnote 4 to the table also shows Fund expenses as a percentage of net assets attributable to Common Shares, but assumes that no Preferred Shares are issued or outstanding (such as will be the case prior to the Fund's expected issuance of Preferred Shares).



SHAREHOLDER TRANSACTION EXPENSES
   Sales Load (as a percentage of offering price).......................           3.25%
   Offering Costs Borne by the Fund (as a percentage of offering price).            .20%(1)(2)
   Dividend Reinvestment Plan Fees......................................           None(3)

                                                                         PERCENTAGE OF NET ASSETS
                                                                              ATTRIBUTABLE TO
                                                                               COMMON SHARES
                                                                         (ASSUMING THE ISSUANCE OF
                                                                           PREFERRED SHARES)(4)
                                                                         -------------------------
ANNUAL EXPENSES
   Management Fees(5)...................................................           1.22%
   Other Expenses.......................................................            .28%(1)(2)
   Total Annual Expenses................................................           1.50%

--------



(1)The Fund has agreed to pay the underwriters $.00667 per Common Share as a partial reimbursement of expenses incurred in connection with the offering. See "Underwriting." The Manager has agreed to pay (i) the amount by which the Fund's offering costs (other than the sales load) exceed $.04 per Common Share (.20% of the offering price), and (ii) all of the Fund's organizational expenses, except that the Fund has agreed to reimburse the Manager for such organizational expenses to the extent that the aggregate of all such organizational expenses and all offering costs (other than the sales load, but inclusive of the reimbursement of underwriter expenses of $.00667 per Common Share) does not exceed $.04 per Common Share. The organizational expenses and offering costs to be paid or reimbursed by the Fund are not included among the expenses shown in the table. However, these expenses will be borne by Common Shareholders and result in a reduction of the net asset value of the Common Shares.


(2)If the Fund offers Preferred Shares, costs of that offering, estimated to be approximately 1.3% of the total dollar amount of the Preferred Share offering, will be borne immediately by Common Shareholders and result in a reduction of the net asset value of the Common Shares. Assuming the issuance of approximately 5,000,000 Common Shares and the issuance of Preferred Shares in an amount equal to 38% of the Fund's capital (after their issuance) these Preferred Share offering costs are estimated to be approximately $835,000 or approximately $.17 per Common Share (.85% of the offering price). These offering costs are not included among the expenses shown in these tables.


(3)You will pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.


(4)The table presented in this footnote estimates what the Fund's annual expenses would be stated as percentages of the Fund's net assets attributable to Common Shares but, unlike the table above, assumes that no Preferred Shares are issued or outstanding. This will be the case, for instance, prior to the Fund's expected issuance of Preferred Shares. In accordance with these assumptions, the Fund's expenses would be estimated to be as follows:



                           PERCENTAGE OF NET ASSETS
                               ATTRIBUTABLE TO
                                COMMON SHARES
                            (ASSUMING NO PREFERRED
                             SHARES ARE ISSUED OR
                                 OUTSTANDING)
                           ------------------------
ANNUAL EXPENSES
   Management Fees(5).....           .75%
   Other Expenses.........           .18%(1)
   Total Annual Expenses..           .93%




(5)Although the Fund's management fees are calculated on total managed assets, the Fund's total managed assets are expected to be the same as its net assets because the Fund has no present intention to utilize leverage or other borrowings except through the issuance of Preferred Shares.

      The purpose of the table above is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The Other Expenses shown in the table and related footnotes are based on estimated amounts for the Fund's first year of operations and assume that the Fund issues approximately 5,000,000 Common Shares. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase. See "Management of the Fund" and "Dividend Reinvestment Plan."



      As required by relevant Securities and Exchange Commission regulations, the following example illustrates the expenses (including the sales load of $32.50, estimated offering expenses of this offering of $2.00 and the estimated offering costs of issuing Preferred Shares assuming the Fund issues Preferred Shares representing 38% of the Fund's total assets (after their issuance) of approximately $8.35) that you would pay on a $1,000 investment in Common Shares, assuming the sales load and the offering expenses listed in the parenthetical above, and (a) total net annual expenses of 1.50% of net assets attributable to Common Shares (assuming the issuance of Preferred Shares) in years 1 through 10, and (b) a 5% annual return(1):



                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
Total Expenses Incurred  $57     $88    $121     $214

--------
(1)THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. The example assumes that the estimated Other Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

                                   THE FUND

      The Fund is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the "1940 Act"). The Fund was organized as a Massachusetts business trust on June 19, 2003, pursuant to the Declaration, which is governed by the laws of The Commonwealth of Massachusetts. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 1345 Avenue of the Americas, New York, New York 10105, and its telephone number is (800) 331-1710.

                                USE OF PROCEEDS


      The net proceeds of the offering of Common Shares will be approximately
$       (or $       if the underwriters exercise the overallotment option in
full) after payment or reimbursement of the estimated organizational and offering costs. The Manager has agreed to pay (i) the amount by which the Fund's offering costs (other than the sales load) exceed $.04 per Common Share and (ii) all of the Fund's organizational expenses, except that the Fund has agreed to reimburse the Manager for such organizational expenses to the extent that the aggregate of all such organizational expenses and all offering costs (other than the sales load, but inclusive of the reimbursement of underwriter expenses of $.00667 per Common Share), does not exceed $.04 per Common Share. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in floating rate debt instruments and other securities that meet its investment objective and policies within six months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in high grade, short-term securities, credit-linked trust certificates, and/or index futures contracts or similar derivative instruments designed to give the Fund exposure to the markets in which it intends to invest while PIMCO selects specific securities.


                THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE


      The Fund's investment objective is to seek high current income, consistent with the preservation of capital. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments, a substantial portion of which will be Senior Loans. The Fund may invest without limit and ordinarily expects to invest a substantial portion of its assets in debt securities that are, at the time of purchase, rated below investment grade (below Baa3 by Moody's, below BBB- by either S&P or Fitch, or below a comparable rating by Dominion) or that are unrated but judged by PIMCO to be of comparable quality. Various types of securities and other instruments in which the Fund may invest in are described under "Portfolio Contents and Other Information" below. The Fund cannot assure you that it will achieve its investment objective.


PORTFOLIO MANAGEMENT STRATEGIES


      The Fund is actively managed in accordance with PIMCO's top down cyclical and secular economic outlook, using strategies that focus on credit quality analysis, broad market diversification among industries and sectors and other risk management techniques. In selecting investments for the Fund, PIMCO attempts to identify floating rate debt instruments and other debt securities that provide high current income through fundamental research, driven by independent credit analysis and proprietary analytical tools. Investment decisions are based primarily on PIMCO's assessment of the issuer's credit characteristics and the position of the particular security in the issuer's capital structure, in light of PIMCO's outlook for particular industries, the economy and the market generally. At the same time, PIMCO uses a variety of techniques, such as credit default swaps, designed to control risk and minimize the Fund's exposure to issues that PIMCO believes are more likely to default or otherwise depreciate in value over time and detract from the Fund's overall return to investors. The Fund cannot assure you that such securities will ultimately continue to pay current income or be paid in full at maturity.


      Because most of the debt instruments held by the Fund will have variable interest rates, the Fund's portfolio is generally expected to have less interest rate risk (i.e., sensitivity to fluctuations in market interest rates) and a more stable net asset value than funds with portfolios that invest in fixed-income securities, although the net asset value will vary due to fluctuations in interest rates and other factors such as changes in the credit quality of securities in the portfolio.



      CREDIT QUALITY. The Fund may invest without limit and ordinarily expects to invest a substantial portion of its assets in debt securities that are, at the time of purchase, rated below investment grade or that are unrated but judged by PIMCO to be of comparable quality. The Fund will not invest more than 10% of its total assets in securities that are, at the time of purchase, rated CCC+/Caa1 or lower by each agency rating the security or that are unrated but judged by PIMCO to be of comparable quality. The Fund may invest in issuers of any credit quality (including bonds in the lowest ratings categories) if PIMCO determines that the particular obligation offers an attractive yield relative to its risk profile. As described under "High Yield Securities ("Junk Bonds")" below, debt securities of below investment grade quality (including many Senior Loans) are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal, and are commonly referred to as "high yield" securities or "junk bonds." The Fund's credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or PIMCO downgrades its assessment of the credit characteristics of a particular issue.



      INDEPENDENT CREDIT ANALYSIS. PIMCO relies heavily on its own analysis of the credit quality and risks associated with individual debt obligations considered for the Fund, rather than relying exclusively on rating agencies or third-party research. In the case of Senior Loans, PIMCO analyzes and takes into account the legal/protective features associated with the securities (such as their position in the borrower's capital structure and any security through collateral) in assessing their credit characteristics. PIMCO has a devoted team of professionals that conducts fundamental credit research and analysis of individual issuers, industries and sectors and uses proprietary analytical tools (such as computer databases and Web-based applications) to assess and monitor credit risk. The individuals managing the Fund utilize this information in an attempt to manage credit risk and identify issuers, industries or sectors that offer attractive yields relative to PIMCO's assessment of their credit characteristics. This aspect of PIMCO's capabilities will be particularly important because of the Fund's emphasis on Senior Loans and other below investment grade securities.



      DURATION. The average portfolio duration of the Fund will normally be within a short range (I.E., a zero to one-year time frame) due to the Fund's predominant investment in floating rate debt instruments, although it may be longer at any time and from time to time to the extent that the Fund invests in fixed-income securities. PIMCO believes that the Fund's short duration range minimizes exposure to price changes of its portfolio securities due to interest rate volatility and related risk while still offering the potential opportunity for high current income.



      Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. For example, the market price of a bond with a duration of two years would be expected to decline 2% if interest rates were to rise 1%. Conversely, the market price of the same bond would be expected to increase 2% if interest rates were to fall 1%. The market price of a bond with a duration of one year would be expected to increase or decline half as much as the market price of a bond with a two-year duration. The maturity of a security measures only the time until final payment is due. Duration, on the other hand, takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate on a security is reset (in the case of variable rate securities).

PORTFOLIO CONTENTS AND OTHER INFORMATION


      Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments, a substantial portion of which will be Senior Loans. Other floating rate debt instruments in which the Fund may invest include catastrophe and other event-linked bonds, bank capital securities, unsecured bank loans, corporate bonds, money market instruments and certain types of mortgage-backed and other asset-backed securities that pay interest at rates which adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in securities and instruments other than floating rate debt instruments, including fixed income debt securities such as convertible securities, high-yield bonds and mortgage-backed and other asset-backed securities issued on a public or private basis. The Fund may make use of a variety of other instruments, including collateralized debt obligations, preferred shares, commercial paper, U.S. Government securities, zero-coupon and inflation-indexed bonds, real estate investment trusts (REITs), structured notes and other hybrid instruments, credit-linked trust certificates, total return swaps, credit default swaps and other derivative instruments. Certain debt instruments, such as convertible bonds, also may include the right to participate in equity appreciation, and PIMCO will generally evaluate those instruments based primarily on their debt characteristics. The Fund may invest in securities of companies with small market capitalizations. The principal and/or interest rate on some debt instruments may be determined by reference to the performance of a benchmark asset or market, such as an index of securities, or the differential performance of two assets or markets, such as the level of exchange rates between the U.S. dollar and a foreign currency or currencies.



      The Fund may invest without limit, and ordinarily expects to invest a substantial portion of its assets, in debt securities that are, at the time of purchase, rated below investment grade. See "High Yield Securities ("Junk Bonds")." The Fund may also invest in investment grade securities.



      The Fund expects to invest predominantly in U.S. dollar-denominated debt securities, which may include those issued by foreign corporations or supra-national government agencies. The Fund may invest up to 25% of its total assets in debt instruments denominated in foreign currencies, including obligations of non-U.S. governments and their respective sub-divisions, agencies and government-sponsored enterprises. The Fund may invest up to 10% of its total assets in securities of issuers located in "emerging markets." The Fund may utilize a variety of derivative instruments for hedging, investment and risk management purposes, such as option contracts (including options on futures contracts), futures contracts, swap agreements (including total return and credit default swaps) and short sales, and may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sales contracts. The Fund may also use derivatives to leverage the portfolio, but only as a substitute for leverage attained through Preferred Shares. The Fund may invest without limit in illiquid securities (which are largely determined using the Securities and Exchange Commission's standard applicable to open-end investment companies, I.E., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). PIMCO will determine the liquidity of the Fund's investments by reference to market conditions and contractual provisions. For example, PIMCO will generally not consider Senior Loans that are part of an issue of at least $250 million in par value to be illiquid.



      The Fund cannot change its investment objective without the approval of the holders of a "majority of the outstanding" Common Shares and any Preferred Shares voting together as a single class, and of the holders of a "majority of the outstanding" Preferred Shares voting as a separate class. A "majority of the outstanding" shares (whether voting together as a single class or voting as a separate class) means (i) 67% or more of such shares present at a meeting, if the holders of more than 50% of those shares are present or represented by proxy, or (ii) more than 50% of such shares, whichever is less. See "Description of Shares--Voting Rights" for additional information with respect to the voting rights of holders of Preferred Shares. The Fund may not change its policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate debt instruments unless it provides shareholders with at least 60 days' written notice of such change.

      The Fund currently intends to leverage its portfolio through the issuance of Preferred Shares. The Fund may also leverage the portfolio by borrowing money, issuing debt securities or using reverse repurchase agreements, loans of portfolio securities, credit default swap contracts and other derivatives, as well as when-issued, delayed delivery and forward commitment transactions. However, these forms of leverage will only be used, if at all, as a substitute for, rather than in addition to, the leverage obtained through the issuance of Preferred Shares. See "Preferred Shares and Related Leverage."


      Upon PIMCO's recommendation, for temporary defensive purposes and in order to keep the Fund's cash fully invested, including during the period in which the net proceeds of this offering are being invested, the Fund may deviate from its investment objective and policies and invest some or all of its total assets in fixed-rate investment grade debt securities, including high quality, short-term debt securities. The Fund may not achieve its investment objective when it does so.


      The following provides additional information regarding the types of securities and other instruments in which the Fund will ordinarily invest. A more detailed discussion of these and other instruments and investment techniques that may be used by the Fund is provided under "Investment Objective and Policies" in the Statement of Additional Information.


FLOATING RATE DEBT INSTRUMENTS



      Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments. Floating rate debt instruments are debt instruments that pay interest at rates which adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). In addition to Senior Loans, these floating rate debt instruments may include, without limitation, instruments such as catastrophe and other event-linked bonds, bank capital securities, unsecured bank loans, corporate bonds, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their floating rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a floating rate debt instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate debt instrument, although the value of a floating rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.


SENIOR LOANS


      The Fund expects to ordinarily invest a substantial portion of its assets in Senior Loans. Senior Loans include senior floating rate loans and institutionally traded senior floating rate debt obligations issued by an asset-backed pool or other issuers, as well as interests therein. Loan interests generally take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of, or participations in a Senior Loan acquired in secondary markets.



      Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as the London Inter-Bank Offered Rate, "LIBOR") plus a premium. Although Senior Loans are typically of below investment grade quality, they tend to have more favorable recovery rates than other types of below investment grade quality debt obligations. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions ("Lenders"). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders. A financial institution's employment as an Agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (E.G., an insurance company or government agency) similar risks may arise.




      The Fund may purchase "assignments" of Senior Loans from Lenders. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.


      The Fund may also invest in "participations" in Senior Loans, although it expects to do so on a limited basis. Participations by the Fund in a Lender's portion of a Senior Loan typically will result in the Fund having a contractual relationship only with such Lender, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the participation and only upon receipt by such Lender of such payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Lenders through set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Senior Loan in which it has purchased the participation. As a result, the Fund may assume the credit risk of both the borrower and the Lender selling the participation.



      Purchasers of Senior Loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate or other borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Senior Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of any collateral from a secured Senior Loan would satisfy the borrower's obligation, or that such collateral could be liquidated. Also, the Fund may invest in Senior Loans that are unsecured.



      Senior Loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price.



      Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. The effect of prepayments on the Fund's performance may be mitigated by the receipt of prepayment fees and the Fund's ability to reinvest prepayments in other Senior Loans that have similar or identical yields.


HIGH YIELD SECURITIES ("JUNK BONDS")


      As noted above, the Fund may invest without limit and ordinarily expects to invest a substantial portion of its assets in Senior Loans and other debt securities that are, at the time of purchase, rated below investment grade (below Baa3 by Moody's, below BBB- by either S&P or Fitch, or below a comparable rating by Dominion) or that are unrated but judged by PIMCO to be of comparable quality. These securities are sometimes referred to as "high yield" securities or "junk bonds." Investing in high yield securities involves greater risks (in particular, greater risk of default) and special risks in addition to the risks associated with investments in investment grade debt obligations. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They also may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics.

      The market values of high yield securities tend to reflect individual developments of the issuer to a greater extent than do higher-quality securities, which tend to react mainly to fluctuations in the general level of interest rates. In addition, lower-quality debt securities tend to be more sensitive to economic conditions. Certain "emerging market" governments that issue high yield securities are among the largest debtors to commercial banks, foreign governments and supra-national organizations such as the World Bank, and may not be able or willing to make principal and/or interest payments as they come due.


      Senior Loans generally tend to have more favorable recovery rates than most other types of loans. Although Senior Loans in which the Fund will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower's obligation in the event of default or that such collateral could be readily liquidated.



      CREDIT RATINGS AND UNRATED SECURITIES. Rating agencies are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to debt obligations by Moody's, S&P, Fitch and Dominion. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. PIMCO relies heavily on its own analysis of the credit quality and risks associated with individual debt obligations considered for the Fund, rather than relying exclusively on rating agencies or third-party research. See "Portfolio Management Strategies--Independent Credit Analysis." In the case of Senior Loans, PIMCO analyzes and takes into account the legal/protective features associated with the securities (such as their position in the borrower's capital structure and any security through collateral) in assessing their credit characteristics. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The ratings of a debt security may change over time. Moody's, S&P, Fitch and Dominion monitor and evaluate the ratings assigned to securities on an ongoing basis. As a result, debt instruments held by the Fund could receive a higher rating (which would tend to increase their value) or a lower rating (which would tend to decrease their value) during the period in which they are held.



      The Fund may purchase unrated securities (which are not rated by a rating agency) if PIMCO determines that the securities are of comparable quality to rated securities that the Fund may purchase. Many of the Senior Loans and other debt instruments in which the Fund invests may be unrated. Unrated securities may be less liquid than comparable rated securities and involve the risk that PIMCO may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt obligations. The Fund's success in achieving its investment objective may depend more heavily on PIMCO's credit analysis than if the Fund invested primarily in higher-quality and rated securities.


BONDS


      The Fund may invest in bonds of varying maturities (with predominantly low durations) issued by U.S. and foreign corporations, domestic and foreign banks and other business entities. Bonds can be variable or fixed rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations as well as governments and other issuers to borrow money from investors. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are "perpetual" in that they have no maturity date. The Fund may also invest in catastrophe or other "event-linked" bonds. Although the Fund will ordinarily invest in floating rate bonds, it may invest up to 20% of its net assets (plus any borrowings for investment purposes) in fixed rate bonds. Please see "Bonds" and "Event-Linked Bonds" in the Statement of Additional Information for a more detailed description of the investments described in this paragraph.




COMMERCIAL PAPER

      Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

PREFERRED STOCKS


      Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company's common stock, and thus also represent an ownership interest in the company. The preferred stocks in which the Fund invests will ordinarily have a variable dividend, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process, involving bids submitted by holders and prospective purchasers of such stocks. Some preferred stocks offer a fixed rate of return with no maturity date. Because they never mature, these preferred stocks act like long-term bonds and can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates. Because preferred stocks represent an equity ownership interest in a company, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company's financial condition or prospects, or to fluctuations in the equity markets.


CONVERTIBLE SECURITIES AND SYNTHETIC CONVERTIBLE SECURITIES




      The Fund may invest in convertible securities, which are debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both debt securities and equity securities. PIMCO will generally evaluate these instruments based primarily on their debt characteristics. Because most convertible securities are fixed-rate instruments, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.



      The Fund may also invest in synthetic convertible securities, which differ from convertible securities in certain respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible security is the sum of the values of its debt component and its convertibility component. Synthetic convertible securities can be variable or fixed rate instruments. For these reasons, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.



      Convertible securities generally have higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing current income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.

BANK CAPITAL SECURITIES AND OBLIGATIONS



      The Fund may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier II and Tier I. To the extent that the Fund invests in bank capital, it expects to primarily invest in floating rate Upper Tier II and Tier I bank capital. Bank capital is generally, but not always, of investment grade quality. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock. Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust preferred securities.



      The Fund may also invest in bank obligations, including certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.


ZERO-COUPON BONDS, STEP-UPS AND PAYMENT-IN-KIND SECURITIES

      Zero-coupon bonds pay interest only at maturity rather than at intervals during the life of the security. Like zero-coupon bonds, "step up" bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security. Payment-in-kind securities ("PIKs") are debt obligations that pay "interest" in the form of other debt obligations, instead of in cash. Each of these instruments is normally issued and traded at a deep discount from face value. Zero-coupon bonds, step-ups and PIKs allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis or in cash. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its shareholders.

FOREIGN (NON-U.S.) INVESTMENTS AND CURRENCIES


      The Fund may invest some or all of its assets in U.S. dollar-denominated debt obligations of foreign issuers and of supra-national government entities. Supra-national entities include international organizations that are organized or supported by one or more government entities to promote economic reconstruction or development and by international banking institutions and related governmental agencies. The Fund may invest up to 25% of its total assets in debt instruments denominated in foreign currencies, including obligations of non-U.S. governments and their respective sub-divisions, agencies and government-sponsored enterprises. Up to 10% of the Fund's total assets may be invested in debt securities of issuers located in "emerging markets." Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. See "Risks--Foreign (Non-U.S.) Investment Risk."



      Most of the foreign investments of the Fund will consist of Senior Loans originated in a foreign jurisdiction or to which a foreign lender or borrower is a party, or other floating rate debt instruments of non-U.S. corporate issuers.



      The U.S. dollar-denominated foreign securities in which the Fund may invest include Eurodollar obligations and "Yankee Dollar" obligations. Eurodollar obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee Dollar obligations are generally subject to the same risks that apply to domestic debt issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee Dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.


      The Fund also may invest in sovereign debt issued by foreign governments, their agencies or instrumentalities, or other government-related entities. As a holder of sovereign debt, the Fund may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there are generally no bankruptcy proceedings similar to those in the United States by which defaulted sovereign debt may be collected. The Fund also may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to realize a loss of interest or principal on any of its portfolio holdings.



      FOREIGN CURRENCIES AND RELATED TRANSACTIONS. The Fund's investments in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk, which is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect any investment. The Fund may engage in a variety of transactions involving foreign currencies in order to hedge against foreign currency risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. For instance, the Fund may purchase foreign currencies on a spot (cash) basis and enter into forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and futures. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, these transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.


      Please see "Investment Objective and Policies--Foreign (Non-U.S.) Securities," "Investment Objective and Policies--Foreign Currency Transactions" and "Investment Objective and Policies--Foreign Currency Exchange-Related Securities" in the Statement of Additional Information for a more detailed description of the types of foreign investments and foreign currency transactions in which the Fund may invest and their related risks.

DERIVATIVES


      The Fund may, but is not required to, use a variety of derivative instruments for hedging or risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt instruments, interest rates, currencies or currency exchange rates, commodities and related indexes. The Fund may use derivatives to gain exposure to floating rate or high yield securities and other securities in which the Fund may invest (including pending investment of the proceeds of this offering). Examples of derivative instruments that the Fund may use include, but are not limited to, options, futures contracts, options on futures contracts, swap agreements (including total return and credit default swaps) and short sales. The Fund may also engage in credit spread trades. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, where the value of the investment position is determined by changes in the difference between such prices or interest rates, as the case may be, of the respective securities. The Fund may also have exposure to derivatives, such as interest rate or credit-default swaps, through investment in credit-linked trust certificates and other securities issued by special purpose or structured vehicles. The Fund may also use derivatives to add leverage to the portfolio, but only as a substitute for leverage obtained through Preferred Shares. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investment directly in securities and other more traditional investments. See "Risks--Derivatives Risk." Certain types of derivative instruments that the Fund may utilize with some frequency are described elsewhere in this section, including those described under "Certain Interest Rate Transactions," "Structured Notes and Related Instruments," "Credit Default Swaps" and "Credit-Linked Trust Certificates." Please see "Investment Objective and Policies--Derivative Instruments" in the Statement of Additional Information for additional information about these and other derivative instruments that the Fund may use and the risks associated with such instruments. There is no assurance that these derivative strategies will be available at any time or that PIMCO will determine to use them for the Fund or, if used, that the strategies will be successful. In addition, the Fund may be subject to certain restrictions on its use of derivative strategies imposed by guidelines of one or more rating agencies that may issue ratings for Preferred Shares issued by the Fund.



CREDIT DEFAULT SWAPS



      The Fund may enter into credit default swap contracts for hedging purposes, to add leverage to the portfolio or for general investment purposes. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.




COMMERCIAL AND OTHER MORTGAGE-RELATED AND ASSET-BACKED SECURITIES


      Mortgage-related securities are debt instruments which provide periodic payments consisting of interest and/or principal that are derived from or related to payments of interest and/or principal on underlying mortgages. Additional payments on mortgage-related securities may be made out of unscheduled prepayments of principal resulting from the sale of the underlying property, or from refinancing or foreclosure, net of fees or costs that may be incurred. The mortgage-related securities in which the Fund invests will typically pay variable rates of interest, although the Fund may invest in fixed-rate obligations as well.



      The Fund may invest in commercial mortgage-related securities issued by corporations. These are securities that represent an interest in, or are secured by, mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals and senior living centers. The commercial mortgage loans that underlie commercial mortgage-related securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties themselves tend to be unique and difficult to value. Commercial mortgage loans tend to have shorter maturities than residential mortgage loans, and may not be fully amortizing, meaning that they may have a significant principal balance, or "balloon" payment, due on maturity. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.


      Other mortgage-related securities in which the Fund may invest include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), mortgage dollar rolls, CMO residuals (other than residual interests in real estate mortgage investment conduits), stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.


      The Fund may invest in other types of asset-backed securities that are offered in the marketplace, including Enhanced Equipment Trust Certificates ("EETCs") and collateralized debt obligations ("CDOs"). Although any entity may issue EETCs, to date, U.S. airlines are the primary issuers. An airline EETC is an obligation secured directly by aircraft or aircraft engines as collateral. EETCs tend to be less liquid than bonds. CDOs include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust typically backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. While the trusts that issue CDOs may themselves be leveraged and may invest in lower-quality instruments, the Fund will generally purchase only senior CDOs, will not purchase residual CDOs and will only purchase CDOs that meet the Fund's credit policies.


      Other asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence of, or defalcation by, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets. The issuers of certain asset-backed securities bear various expenses, including, without limitation, servicing and advisory fees.


      Please see "Investment Objective and Policies--Mortgage-Related and Other Asset-Backed Securities" in the Statement of Additional Information and "Risks--Mortgage-Related and Asset-Backed Risk" in this prospectus for a more detailed description of the types of mortgage-related and other asset-backed securities in which the Fund may invest and their related risks.



REAL ESTATE INVESTMENT TRUSTS (REITS)



      The Fund may invest in REITs. REITs primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended. The Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs. Please see "Investment Objective and Policies--Real Estate Investment Trusts ("REITs")" in the Statement of Additional Information for a more detailed description of these instruments.


DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

      The Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

CERTAIN INTEREST RATE TRANSACTIONS


      The Fund may enter into long and short interest rate swap, cap or floor transactions. One possible use of interest rate swaps involves the Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The payment obligation would be based on the notional amount of the swap. The Fund may use an interest rate cap or floor, which would require the Fund to pay a premium to the cap or floor counterparty and would entitle the Fund, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount. The Fund may use interest rate swaps, caps and floors for hedging or general investment purposes. The Fund may choose or be required to redeem some or all of the Preferred Shares. This redemption may result in the Fund seeking to terminate early all or a portion of any swap, cap or floor transaction. Such early termination of a swap could result in a termination payment by or to the Fund. Any termination of a cap or floor could result in a termination payment by or to the Fund.


STRUCTURED NOTES AND RELATED INSTRUMENTS


      The Fund may invest in "structured" notes and other related instruments, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an "embedded index"), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.


      PIMCO may utilize structured instruments for investment purposes and also for risk management purposes. While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Although structured instruments are not necessarily illiquid, the Manager believes that currently most structured instruments are illiquid. Like other sophisticated strategies, the Fund's use of structured instruments may not work as intended. If the value of the embedded index changes in a manner other than that expected by PIMCO, principal and/or interest payments received on the structured instrument may be substantially less than expected.

REVERSE REPURCHASE AGREEMENTS


      As described under "Preferred Shares and Related Leverage," the Fund may utilize reverse repurchase agreements in order to add leverage to the portfolio as a substitute for, rather than in addition to, leverage obtained through the issuance of Preferred Shares. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash.

      Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

REPURCHASE AGREEMENTS

      The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve transaction costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT SECURITIES

      The Fund may invest in U.S. Government securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government securities include a variety of securities that differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury.

MUNICIPAL BONDS

      Municipal bonds are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Like other debt obligations, municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. The types of municipal bonds in which the Fund may invest include municipal lease obligations. The Fund also may invest in securities issued by entities whose underlying assets are municipal bonds.

WHEN ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

      The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund's overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.


CREDIT-LINKED TRUST CERTIFICATES



      Among the income-producing securities in which the Fund may invest are credit-linked trust certificates, which are investments in a limited purpose trust or other vehicle formed under State law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market. For instance, the Fund may invest in credit-linked trust certificates as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income-producing securities are not available, including during the period when the net proceeds of this offering and any offering of Preferred Shares are being invested.



      Like an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay to the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the trust. Please see "Investment Objective and Policies--Derivative Instruments" in the Statement of Additional Information for additional information about credit default swaps. The Fund's investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts which issue credit-linked trust certificates will constitute "private" investment companies, exempt from registration under the 1940 Act. Therefore, the certificates will be subject to the risks described under "Other Investment Companies" in the Statement of Additional Information, and will not be subject to applicable investment limitations and other regulation imposed by the 1940 Act (although the Fund will remain subject to such limitations and regulation, including with respect to its investments in the certificates). Although the trusts are typically private investment companies, they are generally not actively managed such as a "hedge fund" might be. It is also expected that the certificates will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments. See "Risks --Liquidity Risk." If market quotations are not readily available for the certificates, they will be valued by the Fund at fair value as determined by the Board of Trustees or persons acting at its direction. See "Net Asset Value." The Fund may lose its entire investment in a credit-linked trust certificate.


SHORT SALES


      A short sale is a transaction in which the Fund sells an instrument that it does not own in anticipation that the market price will decline. The Fund may use short sales for investment and risk management purposes. When the Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund may have to pay a fee to borrow particular securities and would often be obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the lender, which is usually a broker-dealer, and/or with the Fund's custodian. The Fund may not receive any payments (including interest) on its collateral. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund may engage in so-called "naked" short sales where it does not own or have the immediate right to acquire the security sold short at no additional cost, in which case the Fund's losses could theoretically be unlimited.



LENDING OF PORTFOLIO SECURITIES



      For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objective and Policies--Securities Loans" in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.


      Please see "Investment Objective and Policies" in the Statement of Additional Information for additional information regarding the investments of the Fund and their related risks.

                     PREFERRED SHARES AND RELATED LEVERAGE


      Subject to market conditions, approximately one to six months after the completion of the offering of the Common Shares, the Fund intends to offer Preferred Shares representing approximately 38% of the Fund's total assets immediately after their issuance. The Preferred Shares will have complete priority upon distribution of assets over the Common Shares. The issuance of Preferred Shares will leverage the Common Shares. Leverage involves special risks and there is no assurance that the Fund's leveraging strategies will be successful. Although the timing and other terms of the offering of the Preferred Shares will be determined by the Fund's Board of Trustees, the Fund expects to invest the net proceeds of the Preferred Shares predominantly in Senior Loans and other floating rate debt instruments in accordance with the Fund's investment objective and policies. The Preferred Shares will pay dividends based on short-term interest rates for high quality debt obligations (which would be redetermined periodically). So long as the Fund's portfolio is invested in securities that provide a higher rate of return than the dividend rate of the Preferred Shares (after taking expenses into consideration), the leverage will allow Common Shareholders to receive a higher current rate of return than if the Fund were not leveraged.



      Changes in the value of the Fund's portfolio (including investments bought with the proceeds of the Preferred Shares offering) will be borne entirely by the Common Shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, the leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using leverage, the fees paid to the Manager will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total managed assets, including the proceeds from the issuance of Preferred Shares and any other forms of leverage that may be outstanding. Thus, the Manager has a financial incentive for the Fund to issue Preferred Shares, which may result in a conflict of interest between the Manager and the Common Shareholders. Fees and expenses paid by the Fund are borne entirely by the Common Shareholders (and not by Preferred Shareholders, if any). These include costs associated with any offering of Preferred Shares by the Fund (which costs are estimated to be approximately 1.3% of the total dollar amount of a Preferred Share offering), which will be borne immediately by Common Shareholders, as will the costs associated with any borrowings or other forms of leverage utilized by the Fund.


      Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's total net assets is at least 200% of the liquidation value of the outstanding Preferred Shares plus the aggregate amount of any senior securities of the Fund representing indebtedness (I.E., such liquidation value plus the aggregate amount of senior securities representing indebtedness may not exceed 50% of the Fund's total net assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's total net assets satisfies the above-referenced 200% coverage requirement. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of at least 200%. If the Fund has Preferred Shares outstanding, two of the Fund's Trustees will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Trustees of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund were to fail to pay dividends on Preferred Shares for two years, Preferred Shareholders would be entitled to elect a majority of the Trustees of the Fund.

      The Fund may be subject to certain restrictions imposed by guidelines of one or more rating agencies that may issue ratings for Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede PIMCO from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.


      Assuming that the Preferred Shares will represent approximately 38% of the Fund's total assets and pay dividends at an annual average rate of 2.50%, the income generated by the Fund's portfolio (net of expenses) would have to exceed .95% in order to cover such dividend payments. Of course, these numbers are merely estimates, used for illustration. Actual Preferred Share dividend rates will vary frequently and may be significantly higher or lower than the rate identified above.



      The following table is furnished in response to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes the issuance of Preferred Shares representing approximately 38% of the Fund's total assets (immediately after their issuance) and the Fund's current projected initial Preferred Share dividend rate of 2.50%. See "Risks."



Assumed Portfolio Total Return (10.00)% (5.00)%      0% 5.00% 10.00%
Common Share Total Return..... (17.66)% (9.60)% (1.53)% 6.53% 14.60%


      Common Share total return is composed of two elements--the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends on Preferred Shares) and gains or losses on the value of the securities the Fund owns. As required by Securities and Exchange Commission rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those investments.


      OTHER FORMS OF LEVERAGE AND BORROWINGS. The Fund may use a variety of other strategies to leverage the portfolio, including borrowing money, issuing debt securities or using reverse repurchase agreements, loaning portfolio securities, entering into credit default swap contracts and other derivatives, as well as when-issued, delayed delivery and forward commitment transactions. However, these forms of leverage will only be used, if at all, as a substitute for, rather than in addition to, the leverage obtained through the issuance of Preferred Shares. Like leverage obtained through Preferred Shares, these other leveraging strategies would have the potential to increase returns to Common Shareholders, but would also involve additional risks, such as increased volatility of the Fund's investment portfolio and potentially larger losses than if the strategies were not used.


      Under the 1940 Act, the Fund generally is not permitted to engage in borrowings (including through the use of reverse repurchase agreements, credit default swaps and other derivatives to the extent that these instruments constitute senior securities) unless immediately after a borrowing the value of the Fund's total assets less liabilities (other than the borrowing) is at least 300% of the principal amount of such borrowing (I.E., such principal amount may not exceed 33 1/3% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than borrowing, is at least 300% of such principal amount. If the Fund borrows, it intends, to the extent possible, to prepay all or a portion of the principal amount of the borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle Preferred Shareholders and holders of any other senior securities of the Fund to elect a majority of the Trustees of the Fund. Derivative instruments used by the Fund will not constitute senior securities (and will not be subject to the Fund's limitations on borrowings) to the extent that the Fund segregates liquid assets at least equal in amount to its obligations under the instruments, or enters into offsetting transactions or owns positions covering its obligations. For instance, the Fund may cover its position in a reverse repurchase agreement by segregating liquid assets at least equal in amount to its forward purchase commitment.


      The Fund also may borrow money in order to repurchase its shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of the Fund's securities.


                                     RISKS


      The net asset value of the Common Shares will fluctuate with and be affected by, among other things, the following principal risks of the Fund: high yield risk, credit risk, market discount risk, liquidity risk, leverage risk, issuer risk, variable dividend risk, smaller company risk, management risk, foreign (non-U.S.) investment risk, emerging markets risk, derivatives risk, counterparty risk, mortgage-related and asset-backed risk, risk of investing in REITs, interest rate risk, reinvestment risk, inflation/deflation risk, risk of regulatory changes and market disruption and geopolitical risk. An investment in the Fund will also be subject to the principal risk associated with the fact that the Fund is newly organized. These and other risks are summarized below.


NEWLY ORGANIZED

      The Fund is a newly organized, diversified, closed-end management investment company and has no operating history.


HIGH YIELD RISK/CREDIT RISK



      In general, lower rated debt securities (including many Senior Loans) carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund's net asset value or dividends. The Fund may invest without limit and ordinarily expects to invest a substantial portion of its assets in debt securities that are, at the time of purchase, rated below investment grade (below Baa3 by Moody's, below BBB- by either S&P or Fitch, or below a comparable rating by Dominion) or that are unrated but judged by PIMCO to be of comparable quality, including debt securities that are in default or the issuers of which are in bankruptcy. Debt securities rated below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal, and are commonly referred to as "high yield" securities or "junk bonds." The prices of these lower grade bonds are generally more volatile and sensitive to actual or perceived negative developments, such as a decline in the issuer's revenues or revenues of the borrowers underlying Senior Loans or a general economic downturn, than are the prices of higher grade securities. In addition, the secondary market on which high yield securities are traded may be less liquid than the market for investment grade securities, meaning these securities are subject to greater liquidity risk than investment grade securities. Bonds in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies.



      High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of an issuer to make principal and interest payments on its debt obligations. If an issuer of high yield securities defaults, in addition to risking non-payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. Although Senior Loans in which the Fund will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower's obligation in the event of a default or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing a Senior Loan. The Fund may also invest in Senior Loans that are not secured.

In addition, the Fund may purchase interests in Senior Loans from financial intermediaries whereby the Fund depends on the intermediary for payment of principal and interest on the Senior Loan. A decline in the financial soundness of the intermediary may adversely affect the Fund. The market prices of high yield securities structured as zero-coupon, step-up or payment-in-kind securities will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than the prices of securities that pay interest currently and in cash. PIMCO seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.



      The Fund's credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or PIMCO downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, PIMCO may consider such factors as PIMCO's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. Analysis of creditworthiness may be more complex for issuers of high yield securities than for issuers of higher quality debt securities. Because of the Fund's emphasis on Senior Loans and other below investment grade debt obligations, PIMCO's capabilities in this area will be particularly important.





      In addition to the credit risks associated with high yield securities, the Fund could also lose money if the issuer of other debt obligations, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other obligation, is, or is perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of a security may further decrease its value.


MARKET DISCOUNT RISK


      As with any stock, the price of the Fund's shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Net asset value will be reduced immediately following the initial offering by a sales load and organizational and offering expenses paid or reimbursed by the Fund and immediately following any offering of Preferred Shares by the costs of that offering paid by the Fund. The Common Shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. The Fund's shares may trade at a price that is less than the initial offering price. This risk may be greater for investors who sell their shares relatively shortly after completion of the initial offering.


LIQUIDITY RISK


      The Fund may invest without limit in securities which are illiquid at the time of investment. The term "illiquid securities" for this purpose is generally determined using the Securities and Exchange Commission's standard applicable to open-end investment companies, I.E., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Illiquid securities may be subject to wide fluctuations in market value. The Fund may be subject to significant delays in disposing of illiquid securities. Accordingly, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when PIMCO believes it is desirable to do so. Illiquid securities also may entail registration expenses and other transaction costs that are higher than those for liquid securities. Restricted securities, I.E., securities subject to legal or contractual restrictions on resale, may also be illiquid. In general, below investment grade debt securities tend to be less liquid than higher-rated securities. PIMCO will determine the liquidity of the Fund's investments by reference to market conditions and contractual provisions. For example, PIMCO will generally not consider Senior Loans that are part of an issue of at least $250 million in par value to be illiquid.

LEVERAGE RISK


      Leverage risk includes the risk associated with the issuance of the Preferred Shares, if any, or the loaning of portfolio securities, the borrowing of money, the issuance of debt securities or the use of credit default swaps, reverse repurchase agreements and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions, in order to leverage the Fund's portfolio. There can be no assurance that the Fund's leveraging involving Preferred Shares or other strategies will be successful. Once the Preferred Shares are issued or other forms of leverage are used, the net asset value and market value of Common Shares will be more volatile, and the yield and total return to Common Shareholders will tend to fluctuate more in response to changes in interest rates and with changes in the short-term dividend rates on the Preferred Shares. The Fund anticipates that the Preferred Shares, at least initially, would likely pay cumulative dividends at rates determined over relatively short-term periods (such as seven days), by providing for the periodic redetermination of the dividend rate through an auction or remarketing procedures. See "Description of Shares--Preferred Shares." If the dividend rate on the Preferred Shares approaches the net rate of return on the Fund's investment portfolio, the benefit of leverage to Common Shareholders will be reduced. If the dividend rate on the Preferred Shares exceeds the net rate of return on the Fund's portfolio, the leverage will result in a lower rate of return to Common Shareholders than if the Fund were not leveraged. Although there is a risk that fluctuations in the dividend rates on the Preferred Shares or fluctuations in interest rates on other forms of leverage may adversely affect the Fund's returns to Common Shareholders, it is expected that this risk should be partially mitigated because the dividend rates on Preferred Shares and the interest rates on the Fund's portfolio of Senior Loans and other debt instruments will ordinarily vary in a similar manner. The Fund will pay (and Common Shareholders will bear) any costs and expenses relating to the issuance and ongoing maintenance of the Preferred Shares. The Fund cannot assure you that it will issue Preferred Shares or use other forms of leverage or, if used, that these strategies will result in a higher yield or return to Common Shareholders.



      Similarly, any decline in the net asset value of the Fund's investments will be borne entirely by Common Shareholders. Therefore, if the market value of the Fund's portfolio declines, any leverage will result in a greater decrease in net asset value to Common Shareholders than if the Fund were not leveraged. Such greater net asset value decrease will also tend to cause a greater decline in the market price for the Common Shares. The Fund might be in danger of failing to maintain the required 200% asset coverage or of losing its expected AAA/Aaa ratings on the Preferred Shares or, in an extreme case, the Fund's current investment income might not be sufficient to meet the dividend requirements on the Preferred Shares. In order to counteract such an event, or in order to meet its other obligations, including obligations under credit default swaps, the Fund might need to liquidate investments in order to fund a redemption of some or all of the Preferred Shares. Liquidation at times of low debt obligation prices may result in capital loss and may reduce returns to Common Shareholders.




      Because the fees received by the Manager are based on the total managed assets of the Fund (including assets attributable to any Preferred Shares and other forms of leverage that may be outstanding), the Manager has a financial incentive for the Fund to issue Preferred Shares and other forms of leverage, which may create a conflict of interest between the Manager and the Common Shareholders.

ISSUER RISK


      The value of floating rate and other debt instruments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.


VARIABLE DIVIDEND RISK


      Because most of the debt instruments held by the Fund will have variable interest rates, the amounts of the Fund's monthly distributions to common shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to common shareholders will likewise decrease.


SMALLER COMPANY RISK


      The Fund may invest in smaller companies. The general risks associated with floating rate and other debt instruments are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.


MANAGEMENT RISK

      The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

FOREIGN (NON-U.S.) INVESTMENT RISK


      The Fund may invest some or all of its assets in U.S. dollar-denominated debt obligations of foreign issuers or supra-national government agencies. The Fund may invest up to 25% of its total assets in debt instruments denominated in foreign currencies, including obligations of non-U.S. governments and their respective sub-divisions, agencies and government-sponsored enterprises. The Fund's investments in foreign issuers and in securities denominated in foreign currencies involve special risks. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage costs, custodial expenses and other fees are also generally higher than for securities traded in the United States. With respect to certain foreign countries, there is also a possibility of expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In addition, income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries.


      The value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar, and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund. The values of foreign investments and the investment income derived from them also may be affected unfavorably by changes in currency exchange control regulations. In addition, although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions.

EMERGING MARKETS RISK


      The Fund may invest up to 10% of its total assets in debt securities of issuers located in emerging markets. Foreign investment risk may be particularly high to the extent that the Fund invests in securities of issuers based in or securities denominated in the currencies of emerging market countries. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, and greater than, the risks of investing in developed foreign countries. Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability;
(ii) the smaller size of the market for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

DERIVATIVES RISK


      Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index (or relationship between two indexes). The Fund may invest in a variety of derivative instruments for hedging or risk management purposes or as part of its investment strategies, such as options contracts (including options on futures contracts), futures contracts, swap agreements (including total return and credit-default swaps) and short sales. The Fund may also have exposure to derivatives, such as interest rate or credit default swaps, through investment in credit-linked trust certificates and other securities issued by special purpose or structured vehicles. The Fund may use derivatives as a substitute for taking a position in an underlying debt instrument or other asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund also may use derivatives to add leverage to the portfolio, but only as a substitute for leverage obtained through Preferred Shares. The Fund's use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk, issuer risk, credit risk, leveraging risk, counterparty risk, management risk and, if applicable, smaller company risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. In addition, the Fund may be subject to certain restrictions on its use of derivative strategies imposed by guidelines of one or more rating agencies that may issue ratings for Preferred Shares issued by the Fund. The use of derivatives also may increase the amount of taxes payable by shareholders. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).


COUNTERPARTY RISK


      In addition to credit risk with respect to the counterparties to the Senior Loans in which the Fund invests, the Fund will also be subject to credit risk with respect to the derivative contracts entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.


MORTGAGE-RELATED AND ASSET-BACKED RISK


      The Fund may invest in a variety of mortgage-related securities, including commercial mortgage securities and other mortgage-backed instruments. Generally, rising interest rates tend to extend the duration of fixed-rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities held by the Fund may exhibit additional volatility. This is known as extension risk. PIMCO expects the Fund's policy of investing principally in floating rate mortgage-related and other asset-backed securities will minimize the Fund's overall sensitivity to interest rate volatility and extension risk. However, because interest rates on most adjustable rate mortgage- and other asset-backed securities typically only reset periodically (e.g., monthly or quarterly), changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuation in the market value of these securities, including declines in market value as interest rates rise. In addition, adjustable and fixed-rate mortgage-related securities are subject to prepayment risk--the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.



RISK OF INVESTING IN REITS



      Like other mortgage-related securities, REITs are subject to interest rate risk and prepayment risk. Investing in REITs also involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.





      REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor's 500 Stock Index.


INTEREST RATE RISK


      Generally, when market interest rates rise, the prices of debt obligations (and particularly fixed-rate obligations) fall, and vice versa. This interest rate risk is the risk that the debt obligations in the Fund's portfolio will decline in value because of increases in market interest rates. The prices of short-term floating rate debt obligations generally fluctuate less than prices of long-term debt obligations as interest rates change. Because the Fund will normally have a short portfolio duration (I.E., a zero to one-year time frame), the Common Share net asset value and market price per share will tend to fluctuate less in response to changes in market interest rates than if the Fund invested mainly in long-term debt securities. Although the Fund's net asset value will vary, PIMCO expects the Fund's policy of investing principally in floating rate debt instruments will substantially reduce the Fund's overall sensitivity to market interest rate fluctuations. However, because rates on certain floating rate debt instruments typically only reset periodically (e.g., monthly or quarterly), changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuation in the Fund's net asset value. Moreover, up to 20% of the Fund's net assets (plus any borrowings for investment purposes) may be invested in debt instruments with fixed rates of interest, which will generally lose value in direct response to rising interest rates. The Fund's use of leverage, as described below, will tend to increase Common Share interest rate risk.


REINVESTMENT RISK

      Reinvestment risk is the risk that income from the Fund's portfolio will decline if and when the Fund invests the proceeds from prepaid, matured, traded or called debt obligations at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or their overall returns.

INFLATION/DEFLATION RISK

      Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real, or inflation-adjusted, value of the Common Shares and distributions can decline and the dividend payments on the Fund's Preferred Shares, if any, or interest payments on Fund borrowings, if any, may increase. Deflation risk is the risk that prices throughout the economy decline over time--the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.


REGULATORY CHANGES



      To the extent that legislation or state or federal bank or other regulators impose additional requirements or restrictions on the ability of certain financial institutions to make loans, particularly in connection with highly leverage transactions, the availability of Senior Loans and other related investments sought after by the Fund may be reduced. Further, such legislation or regulation could depress the market value of Senior Loans and other instruments held by the Fund.


MARKET DISRUPTION AND GEOPOLITICAL RISK


      The war with Iraq, its aftermath and the continuing occupation of Iraq is likely to have a substantial impact on the U.S. and world economies and securities markets. The nature, scope and duration of the war and occupation cannot be predicted with any certainty. Terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001 closed some of the U.S. securities markets for a four-day period and similar events cannot be ruled out. The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead to, increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Those events could also have an acute effect on individual issuers or related groups of issuers. These risks could also adversely affect individual issuers and securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to the Common Shares.


CERTAIN AFFILIATIONS

      Certain broker-dealers may be considered to be affiliated persons of the Fund, the Manager and/or PIMCO due to their possible affiliations with Allianz AG, the ultimate parent of the Manager and PIMCO. Absent an exemption from the Securities and Exchange Commission or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund's ability to engage in securities transactions and take advantage of market opportunities. In addition, unless and until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.


ANTI-TAKEOVER PROVISIONS



      The Fund's Amended and Restated Agreement and Declaration of Trust (the "Declaration") includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. See "Anti-Takeover and Other Provisions in the Declaration of Trust." These provisions could deprive the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at net asset value. In addition, if the Fund issues Preferred Shares, the holders of the Preferred Shares will have voting rights that could deprive the Common Shareholders of such opportunities.

                           HOW THE FUND MANAGES RISK

INVESTMENT LIMITATIONS

      The Fund has adopted certain investment limitations designed to limit investment risk and maintain portfolio diversification. These limitations (two of which are listed below) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares and, if issued, Preferred Shares voting together as a single class, and the approval of the holders of a majority of the Preferred Shares voting as a separate class. The Fund may not:


       . concentrate its investments in a particular "industry," as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time; and



       . with respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies, if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.


      The Fund would be deemed to "concentrate" its investments in a particular industry if it invested more than 25% of its total assets in that industry. The Fund's industry concentration policy does not preclude it from focusing investments in issuers in a group of related industrial sectors (such as different types of utilities).


      The Fund may become subject to guidelines which are more limiting than the investment restrictions set forth above and other restrictions set forth in the Statement of Additional Information in order to obtain and maintain ratings from Moody's, S&P and/or Fitch on the Preferred Shares that it intends to issue. The Fund does not anticipate that such guidelines would have a material adverse effect on the Fund's Common Shareholders or the Fund's ability to achieve its investment objective. See "Investment Objective and Policies" and "Investment Restrictions" in the Statement of Additional Information for information about these guidelines and a complete list of the fundamental investment policies of the Fund.


LIMITED ISSUANCE OF PREFERRED SHARES


      Under the 1940 Act, the Fund could issue Preferred Shares having a total liquidation value (original purchase price of the shares being liquidated plus any accrued and unpaid dividends) of up to one-half of the value of the total assets of the Fund, less liabilities. To the extent that the Fund has outstanding any senior securities representing indebtedness (such as through the use of reverse repurchase agreements, credit default swaps and other derivative instruments that constitute senior securities), the aggregate amount of such senior securities will be added to the total liquidation value of any outstanding Preferred Shares for purposes of this asset coverage requirement. If the total liquidation value of the Preferred Shares plus the aggregate amount of such other senior securities were ever more than one-half of the value of the Fund's total net assets, the Fund would not be able to declare dividends on the Common Shares until such liquidation value and/or aggregate amount of other senior securities, as a percentage of the Fund's total assets, were reduced. The Fund intends to issue Preferred Shares representing approximately 38% of the Fund's total assets immediately after their issuance approximately one to six months after the completion of the offering of Common Shares. This higher than required margin of net asset value provides a cushion against later fluctuations in the value of the Fund's portfolio and will subject Common Shareholders to less income and net asset value volatility than if the Fund were more highly leveraged through Preferred Shares. No assurance can be given that this cushion will not be reduced or eliminated. The Fund intends to purchase or redeem Preferred Shares, if necessary, to keep the liquidation value of the Preferred Shares plus the aggregate amount of other senior securities representing indebtedness below one-half of the value of the Fund's total net assets.

MANAGEMENT OF INVESTMENT PORTFOLIO AND CAPITAL STRUCTURE TO LIMIT LEVERAGE RISK


      The Fund may take certain actions if market conditions change (or the Fund anticipates such change) and the Fund's leverage begins (or is expected) to adversely affect Common Shareholders. In order to attempt to offset such a negative impact of leverage on Common Shareholders, the Fund may invest in short-term, high quality securities, implement certain hedging strategies or extend the maturity of outstanding Preferred Shares. The Fund also may attempt to reduce leverage by redeeming or otherwise purchasing Preferred Shares or by reducing any holdings in other instruments that create leverage. As explained under "Risks--Leverage Risk," the success of any such attempt to limit leverage risk depends on PIMCO's ability to accurately predict interest rate or other market changes. Because of the difficulty of making such predictions, the Fund may not be successful in managing its exposure to risks in the manner described above.



      If market conditions suggest that additional leverage would be beneficial, the Fund may sell previously unissued Preferred Shares or Preferred Shares that the Fund previously issued but later repurchased. The Fund may also leverage the portfolio by borrowing money, issuing debt securities or using reverse repurchase agreements, loans of portfolio securities, credit default swap contracts and other derivatives, as well as when-issued, delayed delivery and forward commitment transactions. However, these forms of leverage will only be used, if at all, as a substitute for, rather than in addition to, the leverage obtained through the issuance of Preferred Shares. See "The Fund's Investment Objective and Strategies--Portfolio Contents and Other Information."


HEDGING AND RELATED STRATEGIES


      The Fund may use various investment strategies designed to limit the risk of price fluctuations of its portfolio securities and to preserve capital. For instance, the Fund may purchase credit default swap contracts for the purpose of hedging the Fund's exposure to certain issuers and, thereby, decreasing its exposure to credit risk. See "The Fund's Investment Objective and Strategies--Credit Default Swaps" in this prospectus. Other hedging strategies that the Fund may use include: financial futures contracts; short sales; other types of swap agreements or options thereon; options on financial futures; and options based on either an index or individual debt securities whose prices, PIMCO believes, correlate with the prices of the Fund's investments. Income earned by the Fund from many hedging activities will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders in taxable distributions. If effectively used, hedging strategies will offset in varying percentages losses incurred on the Fund's investments due to adverse changes involving issuers or economic conditions. There is no assurance that these hedging strategies will be available at any time or that PIMCO will determine to use them for the Fund or, if used, that the strategies will be successful. In addition, the Fund may be subject to certain restrictions on its use of hedging strategies imposed by guidelines of one or more rating agencies that may issue ratings for Preferred Shares issued by the Fund.


                            MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS


      The Board of Trustees is responsible for the management of the Fund, including supervision of the duties performed by the Manager and PIMCO. There will be five Trustees of the Fund at the time of the offering, one of whom will be treated by the Fund as an "interested person" (as defined in the 1940 Act). The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

INVESTMENT MANAGER

      The Manager serves as the investment manager of the Fund. Subject to the supervision of the Board of Trustees, the Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. The Manager is located at 1345 Avenue of the Americas, New York, New York 10105.


      Organized in 2000 as a subsidiary successor in the restructuring of a business originally organized in 1987, the Manager provides investment management and advisory services to a number of closed-end and open-end investment company clients. As of June 30, 2003, the Manager had approximately $23.7 billion in assets under management. Allianz Dresdner Asset Management of America L.P. is the direct parent company of PIMCO Advisors Retail Holdings LLC, of which the Manager is a wholly-owned subsidiary. As of June 30, 2003, Allianz Dresdner Asset Management of America L.P. and its subsidiary partnerships, including PIMCO, had approximately $404 billion in assets under management.



      The Manager has retained its affiliate, PIMCO, to manage the Fund's investments. See "Portfolio Manager" below. The Manager and PIMCO are each majority-owned indirect subsidiaries of Allianz AG, a publicly traded German insurance and financial services company.


PORTFOLIO MANAGER

      PIMCO serves as the portfolio manager for the Fund. Subject to the supervision of the Manager, PIMCO has full investment discretion and makes all determinations with respect to the investment of the Fund's assets.


      PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2003, PIMCO had approximately $349 billion in assets under management.





      The Manager (and not the Fund) will pay a portion of the fees it receives to PIMCO in return for PIMCO's services. For the period from the commencement of Fund operations through August 31, 2008 (i.e., roughly the first five years of Fund operations), the fee will be paid monthly at the annual rate of .39% of the Fund's average weekly total managed assets, provided, however, that the amounts payable for each month shall be reduced to reflect that PIMCO will bear 65% of the fees payable by the Manager to certain underwriters (other than Merrill Lynch, Pierce, Fenner & Smith Incorporated) for such month as described under "Underwriting." Beginning September 1, 2008 and thereafter, the Manager will pay a monthly fee to PIMCO at the annual rate of .55% of the Fund's average weekly total managed assets, provided, however, that the amounts payable for each month shall be reduced by the amount of all fees payable by the Manager to certain underwriters other than Merrill Lynch, Pierce, Fenner & Smith Incorporated for such month as described under "Underwriting" (such that the Manager retains from its management fee, on an annual basis, .05% of the Fund's average weekly total managed assets, after having paid PIMCO and the underwriters).

      Bill Gross, a founder of PIMCO, serves as Managing Director and Chief Investment Officer of PIMCO. In his role as Chief Investment Officer, he serves as the head of the Investment Committee, which oversees setting investment policy decisions, including duration positioning, yield curve management, sector rotation, credit quality and overall portfolio composition, for all PIMCO portfolios and strategies, including the Fund. The following individuals at PIMCO share primary responsibility for the day-to-day portfolio management of the Fund:


         NAME              SINCE                RECENT PROFESSIONAL EXPERIENCE
         ----              -----                ------------------------------
Raymond G. Kennedy, CFA    2003     Mr. Kennedy is a Managing Director, portfolio manager
                        (Inception) and senior member of PIMCO's investment strategy group. He also manages high yield funds and oversees
                                    bank loan trading and collateralized debt obligations.
                                    Mr. Kennedy joined PIMCO in 1996, having previously
                                    been associated with the Prudential Insurance Company
                                    of America as a private placement asset manager, where
                                    he was responsible for investing and managing a
                                    portfolio of investment grade and high yield privately-
                                    placed fixed income securities. Prior to that, he was a
                                    consultant for Arthur Andersen in Los Angeles and
                                    London. He has 16 years of investment management
                                    experience and holds a bachelor's degree from Stanford
                                    University and an MBA from the Anderson Graduate
                                    School of Management at the University of California,
                                    Los Angeles. Mr. Kennedy is also a member of LSTA.

David C. Hinman, CFA       2003     Mr. Hinman is an Executive Vice President and portfolio
                        (Inception) manager at PIMCO. He focuses on high yield corporate bonds and co-manages high yield funds and structured-
                                    credit products at PIMCO. He joined PIMCO in 1995,
                                    having been previously associated with Merrill Lynch &
                                    Co. in New York where he underwrote high yield
                                    corporate bonds. Prior to that, he was a credit analyst
                                    with First Union Corporation. Mr. Hinman has 11 years
                                    of investment management experience and holds a
                                    bachelor's degree in Finance from the University of
                                    Alabama and an MBA in Finance and Accounting from
                                    The Wharton School at the University of Pennsylvania.

Jason R. Rosiak            2003     Mr. Rosiak is a Vice President and portfolio manager at
                        (Inception) PIMCO. He focuses on high yield corporate bonds and bank loans, oversees the construction of PIMCO's
                                    Structured Products and manages a trade desk research
                                    group. He joined PIMCO in 1996, having been
                                    previously associated with Bankers Trust NA, where he
                                    worked in their mortgage-backed securities division. He
                                    has 8 years of investment management experience and
                                    holds a bachelor's degree in Economics from the
                                    University of California, Los Angeles and an MBA from
                                    the Marshall School of Business at the University of
                                    Southern California.



      Mr. Kennedy oversees Messrs. Hinman and Rosiak regarding the management of the Fund.

INVESTMENT MANAGEMENT AGREEMENT


      Pursuant to an investment management agreement between the Manager and the Fund (the "Investment Management Agreement"), the Fund has agreed to pay the Manager an annual management fee payable on a monthly basis at the annual rate of .75% of the Fund's average weekly total managed assets (including assets attributable to Preferred Shares and any other forms of leverage that may be outstanding) for the services and facilities it provides.


      In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of issuing any Preferred Shares, expenses of preparing, printing and distributing prospectuses, shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

      Because the fees received by the Manager are based on the total managed assets of the Fund (including assets attributable to Preferred Shares and any other forms of leverage outstanding), the Manager has a financial incentive for the Fund to issue Preferred Shares and other forms of leverage, which may create a conflict of interest between the Manager and the holders of the Fund's Common Shares.

                                NET ASSET VALUE


      The net asset value ("NAV") of the Fund equals the total value of the Fund's portfolio investments and other assets, less any liabilities. For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of the last reported sales price or, if available, the closing price reported for an issue traded on an over-the-counter stock market (including the NASDAQ Official Closing Price for NASD traded securities), or if no sales or closing prices are reported, based on quotes obtained from a quotation reporting system, established market makers or pricing services. Certain securities or investments for which market quotations are not readily available (such as most Senior Loans) may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indexes. For instance, a pricing service may recommend a fair market value based on prices of comparable securities. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.


      The NAV of the Fund will be determined weekly, generally on the last day of the week that the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange that day (normally 4:00 p.m., Eastern time) (the "NYSE Close"). Domestic debt securities and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agent after the Fund's NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the Fund's NAV determined earlier that day.

      Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed.

      In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation also may be required due to material events that occur after the close of the relevant market but prior to the NYSE Close.

                                 DISTRIBUTIONS


      Commencing with the Fund's first dividend, the Fund intends to make regular monthly cash distributions to Common Shareholders at a variable rate based upon the performance of the Fund and income accrual. Distributions can only be made from net investment income after paying any accrued dividends to Preferred Shareholders. The dividend rate that the Fund pays on its Common Shares will depend on a number of factors, including the variable rate of interest received on the Fund's portfolio, dividends payable on the Preferred Shares and the expenses of any other leveraging transactions. Because most of the Fund's debt securities will have variable interest rates, the amount of the Fund's monthly distributions to Common Shareholders is expected to vary with fluctuations in market interest rates. Although there is a risk that fluctuations in the dividend rates on Preferred Shares may adversely affect the return to Common Shareholders, PIMCO believes that this should be mitigated when the Fund uses leverage with floating rate costs, because dividend rates on the Preferred Shares and the interest rate on the Fund's portfolio of Senior Loans and other floating rate debt instruments will ordinarily vary in a similar manner. The net income of the Fund consists of all income paid or accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. Over time, substantially all the net investment income of the Fund will be distributed. At least annually, the Fund also intends to distribute to you your pro rata share of any available net capital gain. Initial distributions to Common Shareholders are expected to be declared approximately 45 days, and paid approximately 60 to 90 days, from the completion of this offering, depending on market conditions. Although it does not now intend to do so, the Board of Trustees may change the Fund's dividend policy and the amount or timing of the distributions, based on a number of factors, including the amount of the Fund's undistributed net investment income and historical and projected investment income and the amount of the expenses and dividend rates on any outstanding Preferred Shares.



      To permit the Fund to maintain a more stable relationship between its monthly distributions and the variable rates of interest it receives on its investment portfolio, the Fund may initially distribute less than the entire amount of net investment income earned in a particular period. The undistributed net investment income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of net investment income actually earned by the Fund during the period. Undistributed net investment income will be added to the Fund's net asset value and, correspondingly, distributions from undistributed net investment income will be deducted from the Fund's net asset value. Unless you elect to receive distributions in cash, all of your distributions will be automatically reinvested in additional Common Shares under the Fund's Dividend Reinvestment Plan. See "Dividend Reinvestment Plan."


                          DIVIDEND REINVESTMENT PLAN

      Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. Such shareholders may not be able to transfer their shares to another bank or broker and continue to participate in the Plan. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor's behalf) will be paid in cash by check mailed, in the case of direct shareholders, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

      Unless you elect (or your broker or nominee elects) not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:


       . If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or



       . If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.


      You may withdraw from the Plan at any time by giving written notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

      The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

      There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

      Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

      The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, telephone number 1-800-331-1710.

                             DESCRIPTION OF SHARES

COMMON SHARES


      The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares will be issued with a par value of $.00001 per share. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and, subject to matters discussed in "Anti-Takeover and Other Provisions in the Declaration of Trust," non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. Whenever Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions. See "Preferred Shares" below.


      The Common Shares are expected to be listed on the New York Stock Exchange. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.


      Net asset value will be reduced immediately following the offering by the amount of the sales load and organization and offering expenses paid by the Fund. The Manager has agreed to pay (i) the amount by which the Fund's offering costs (other than the sales load) exceed $.04 per Common Share and (ii) all of the Fund's organizational expenses, except that the Fund has agreed to reimburse the Manager for such organizational expenses to the extent that the aggregate of all such organizational expenses and all offering costs (other than the sales load, but inclusive of the reimbursement of underwriter expenses of $.00667 per Common Share) does not exceed $.04 per Common Share.



      Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. The Fund's Declaration limits the ability of the Fund to convert to open-end status. See "Anti-Takeover and Other Provisions in the Declaration of Trust."


      Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by changes in the floating rates of interest in the Fund's investments and expenses), call protection, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that the Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Preferred Shares and Related Leverage" and the Statement of Additional Information under "Repurchase of Common Shares; Conversion to Open-End Fund."

PREFERRED SHARES

      The Declaration authorizes the issuance of an unlimited number of Preferred Shares. The Preferred Shares may be issued in one or more classes or series, with such par value and rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders.

      The Fund's Board of Trustees has indicated its intention to authorize an offering of Preferred Shares, representing approximately 38% of the Fund's total assets immediately after the time the Preferred Shares are issued, approximately one to six months after completion of the offering of Common Shares. Any such decision is subject to market conditions and to the Board's continuing belief that leveraging the Fund's capital structure through the issuance of Preferred Shares is likely to achieve the benefits to the Common Shareholders described in this prospectus. Although the terms of the Preferred Shares will be determined by the Board of Trustees (subject to applicable law and the Fund's Declaration) if and when it authorizes a Preferred Shares offering, the Board has determined that the Preferred Shares, at least initially, would likely pay cumulative dividends at rates determined over relatively short-term periods (such as seven days), by providing for the periodic redetermination of the dividend rate through an auction or remarketing procedure. The Board of Trustees has indicated that the preference on distribution, liquidation preference, voting rights and redemption provisions of the Preferred Shares will likely be as stated below.

      As used in this prospectus, unless otherwise noted, the Fund's "net assets" include assets of the Fund attributable to any outstanding Preferred Shares, with no deduction for the liquidation preference of the Preferred Shares. Solely for financial reporting purposes, however, the Fund is required to exclude the liquidation preference of Preferred Shares from "net assets," so long as the Preferred Shares have redemption features that are not solely within the control of the Fund. For all regulatory and tax purposes, the Fund's Preferred Shares will be treated as stock (rather than indebtedness).

LIMITED ISSUANCE OF PREFERRED SHARES

      Under the 1940 Act, the Fund could issue Preferred Shares with an aggregate liquidation value of up to one-half of the value of the Fund's total net assets (total assets less all liabilities and indebtedness not represented by "senior securities," as defined in the 1940 Act), measured immediately after issuance of the Preferred Shares. "Liquidation value" means the original purchase price of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless the liquidation value of the Preferred Shares is less than one-half of the value of the Fund's total net assets (determined after deducting the amount of such dividend or distribution) immediately after the distribution. The liquidation value of the Preferred Shares is expected to be approximately 38% of the value of the Fund's total net assets. The Fund intends to purchase or redeem Preferred Shares, if necessary, to keep that fraction below one-half.

DISTRIBUTION PREFERENCE

      The Preferred Shares have complete priority over the Common Shares as to distribution of assets.

LIQUIDATION PREFERENCE

      In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Preferred Shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to the Common Shareholders.

VOTING RIGHTS

      Preferred Shares are required to be voting shares. Except as otherwise provided in the Declaration or the Fund's Bylaws or otherwise required by applicable law, holders of Preferred Shares will vote together with Common Shareholders as a single class.

      Holders of Preferred Shares, voting as a separate class, will also be entitled to elect two of the Fund's Trustees. The remaining Trustees will be elected by Common Shareholders and holders of Preferred Shares, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Preferred Shares, the holders of all outstanding Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's Trustees until all dividends in arrears have been paid or declared and set apart for payment.

REDEMPTION, PURCHASE AND SALE OF PREFERRED SHARES

      The terms of the Preferred Shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends. The terms also may state that the Fund may tender for or purchase Preferred Shares and resell any shares so tendered. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to Common Shares, while any resale of Preferred Shares by the Fund will increase such leverage. See "Preferred Shares and Related Leverage."

      The discussion above describes the Board of Trustees' present intention with respect to a possible offering of Preferred Shares. If the Board of Trustees determines to authorize such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration and Bylaws.

        ANTI-TAKEOVER AND OTHER PROVISIONS IN THE DECLARATION OF TRUST

      The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. The Fund's Trustees are divided into three classes. At each annual meeting of shareholders, the term of one class will expire and each Trustee elected to that class will hold office for a term of three years. The classification of the Board of Trustees in this manner could delay for an additional year the replacement of a majority of the Board of Trustees. In addition, the Declaration provides that a Trustee may be removed only for cause and only (i) by action of at least seventy-five percent (75%) of the outstanding shares of the classes or series of shares entitled to vote for the election of such Trustee, or (ii) by at least seventy-five percent (75%) of the remaining Trustees.

      As described below, the Declaration grants special approval rights with respect to certain matters to members of the Board who qualify as "Continuing Trustees," which term means a Trustee who either (i) has been a member of the Board for a period of at least thirty-six months (or since the commencement of the Fund's operations, if less than thirty-six months) or (ii) was nominated to serve as a member of the Board of Trustees by a majority of the Continuing Trustees then members of the Board.

      The Declaration requires the affirmative vote or consent of at least seventy-five percent (75%) of the Board of Trustees and holders of at least seventy-five percent (75%) of the Fund's shares (including Common and Preferred Shares) to authorize certain Fund transactions not in the ordinary course of business, including a merger or consolidation, issuance or transfer by the Fund of the Fund's shares (except as may be pursuant to a public offering, the Fund's dividend reinvestment plan or upon exercise of any stock subscription rights), a sale, transfer or other disposition of Fund assets, or any shareholder proposal regarding specific investment decisions, unless the transaction is authorized by both a majority of the Trustees and seventy-five percent (75%) of the Continuing Trustees (in which case no shareholder authorization would be required by the Declaration, but may be required in certain cases under the 1940 Act). The Declaration also requires the affirmative vote or consent of holders of at least seventy-five percent (75%) of each class of the Fund's shares entitled to vote on the matter to authorize a conversion of the Fund from a closed-end to an open-end investment company, unless the conversion is authorized by both a majority of the Trustees and seventy-five percent (75%) of the Continuing Trustees (in which case shareholders would have only the minimum voting rights required by the 1940 Act with respect to the conversion). Also, the Declaration provides that the Fund may be terminated at any time by vote or consent of at least seventy-five percent (75%) of the Fund's shares or, alternatively, by vote or consent of both a majority of the Trustees and seventy-five percent (75%) of the Continuing Trustees. See "Anti-Takeover and Other Provisions in the Declaration of Trust" in the Statement of Additional Information for a more detailed summary of these provisions.

      The Trustees may from time to time grant other voting rights to shareholders with respect to these and other matters in the Fund's Bylaws.

      The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control of the Fund by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

      The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Declaration and the Fund's Bylaws, both of which are on file with the Securities and Exchange Commission.

      Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

           REPURCHASE OF COMMON SHARES; CONVERSION TO OPEN-END FUND

      The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by changes in the floating rates of interest on the Fund's investments and expenses), net asset value, call protection, portfolio credit quality, relative demand for and supply of such shares in the market, general market and economic conditions, conditions affecting individual issuers and other factors. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Fund's Board of Trustees regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take or propose any of these actions, or that share repurchases or tender offers will actually reduce market discount.

      If the Fund were to convert to an open-end company, it would be required to redeem all Preferred Shares then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the Common Shares would no longer be listed on the New York Stock Exchange. In contrast to a closed-end investment company, shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less any redemption charge that is in effect at the time of redemption.

      Before deciding whether to take any action to convert the Fund to an open-end investment company, the Board would consider all relevant factors, including the extent and duration of the discount, the liquidity of the

Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders, and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken. See the Statement of Additional Information under "Repurchase of Common Shares; Conversion to Open-End Fund" for a further discussion of possible action to reduce or eliminate such discount to net asset value.

                                  TAX MATTERS

FEDERAL INCOME TAX MATTERS


      The following federal income tax discussion is based on the advice of Ropes & Gray LLP, counsel to the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing Treasury regulations, rulings published by the Internal Revenue Service (the "Service"), and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Fund may be subject to state and local taxes.


      The Fund intends to qualify each year for taxation as a regulated investment company eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends or capital gain distributions.

      To satisfy the distribution requirement applicable to regulated investment companies, amounts paid as dividends by the Fund to its shareholders, including holders of its Preferred Shares, must qualify for the dividends-paid deduction. In certain circumstances, the Service could take the position that dividends paid on the Preferred Shares constitute preferential dividends under Section 562(c) of the Code, and thus do not qualify for the dividends-paid deduction. The Fund believes this position, if asserted, would be unlikely to prevail.

      If at any time when Preferred Shares are outstanding the Fund does not meet applicable asset coverage requirements, it will be required to suspend distributions to Common Shareholders until the requisite asset coverage is restored. Any such suspension may cause the Fund to pay a 4% federal excise tax (imposed on regulated investment companies that fail to distribute for a given calendar year, generally, at least 98% of their net investment income and capital gain net income) and income tax on undistributed income or gains, and may, in certain circumstances, prevent the Fund from qualifying for treatment as a regulated investment company. The Fund may redeem or purchase Preferred Shares in an effort to comply with the distribution requirement applicable to regulated investment companies and to avoid income and excise taxes. The Fund may have to dispose of portfolio securities to generate cash for such redemptions, which may result in transaction expenses and gain at the Fund level and in further distributions.

      The Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

      For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the

Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

      For taxable years beginning on or before December 31, 2008, the Fund may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income," provided holding period and other requirements are met by the Fund. Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder. Fund dividends representing distributions of interest income and short-term capital gains cannot be designated as qualified dividend income and will not qualify for the reduced rates. In light of this, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.


      Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the Dividend Reinvestment Plan. Shareholders will be notified annually as to the U.S. federal tax status of distributions. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.


      The long-term capital gain rates applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets) for taxable years beginning on or before December 31, 2008.

      The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

      Under current law, the backup withholding tax rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010. The Fund is required to apply backup withholding to certain taxable distributions and redemption proceeds including, for example, distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number. Please see "Tax Matters" in the Statement of Additional Information for additional information about backup withholding.

      This section relates only to federal income tax consequences of investing in the Fund; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see "Tax Matters" in the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

                                 UNDERWRITING


      Subject to the terms and conditions stated in the Fund's purchase
agreement dated       , 2003, each underwriter named below, for which Merrill
Lynch, Pierce, Fenner & Smith Incorporated and Wachovia Capital Markets, LLC are acting as representatives, has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of Common Shares set forth opposite the name of such underwriter.



                                                          NUMBER OF
                    UNDERWRITER                         COMMON SHARES
                    -----------                         -------------
           Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated.......................
           Wachovia Capital Markets, LLC...............
           A.G. Edwards & Sons, Inc....................
           Bear, Stearns & Co. Inc.....................
           RBC Dain Rauscher Inc.......................
           Advest, Inc.................................
           Robert W. Baird & Co. Incorporated..........
           Crowell, Weedon & Co........................
           Janney Montgomery Scott LLC.................
           McDonald Investments Inc., a KeyCorp Company
           TD Waterhouse Investor Services, Inc........
           Wedbush Morgan Securities Inc...............
           Quick & Reilly, Inc.........................
                                                        -------------
                    Total..............................
                                                        =============



      The purchase agreement provides that the obligations of the underwriters to purchase the shares included in this offering are subject to the approval of certain legal matters by counsel and to certain other conditions. The underwriters are obligated to purchase all the Common Shares sold under the purchase agreement if any of the Common Shares are purchased. In the purchase agreement, the Fund and the Manager have agreed to indemnify the underwriters against certain liabilities, including certain liabilities arising under the Securities Act of 1933, or to contribute to payments the underwriters may be required to make for any of those liabilities.



      The underwriters propose to initially offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the Common Shares to certain dealers at the
public offering price less a concession not in excess of $   per Common Share.
The sales load the Fund will pay of $.65 per Common Share is equal to 3.25% of the initial offering price. The underwriters may allow, and the dealers may
reallow, a discount not in excess of $   per Common Share on sales to other
dealers. After the initial public offering, the public offering price, concession and discount may be changed.



      The following table shows the public offering price, sales load and proceeds after estimated offering expenses to the Fund. The information assumes either no exercise or full exercise by the underwriters of their overallotment option.





                            PER SHARE WITHOUT OPTION WITH OPTION
                            --------- -------------- -----------
Public offering price......  $20.00         $             $
Sales load.................    $.65         $             $
Estimated offering expenses    $.04         $             $
Proceeds to the Fund.......  $19.35         $             $

      The expenses of the offering are estimated at $       and are payable by
the Fund. The Fund has agreed to pay the underwriters $.00667 per Common Share as a partial reimbursement of expenses incurred in connection with the offering. The Manager has agreed to pay (i) the amount by which the Fund's offering costs (other than the sales load) exceed $.04 per Common Share and
(ii) all of the Fund's organizational expenses, except that the Fund has agreed to reimburse the Manager for such organizational expenses to the extent that the aggregate of all such organizational expenses and all offering costs (other than the sales load, but inclusive of the reimbursement of underwriter expenses of $.00667 per Common Share) does not exceed $.04 per Common Share.



      The Fund has granted the underwriters an option to purchase up to additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any overallotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional shares proportionate to that underwriter's initial amount reflected in the above table.



      Until the distribution of the Common Shares is complete, Securities and Exchange Commission rules may limit underwriters and selling group members from bidding for and purchasing the Fund's Common Shares. However, the representatives may engage in transactions that stabilize the price of the Common Shares, such as bids or purchases to peg, fix or maintain that price.



      If the underwriters create a short position in the Common Shares in connection with the offering, I.E., if they sell more Common Shares than are listed on the cover of this prospectus, the representatives may reduce that short position by purchasing Common Shares in the open market. The representatives may also elect to reduce any short position by exercising all or part of the overallotment option described above. The underwriters may also impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. Purchases of the Common Shares to stabilize the price or to reduce a short position may cause the price of the Common Shares to be higher than it might be in the absence of such purchases.



      Neither the Fund nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Common Shares. In addition, neither the Fund nor any of the underwriters makes any representation that the representatives will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.



      The Fund has agreed not to offer or sell any additional Common Shares, for a period of 180 days after the date of this prospectus without the prior written consent of the underwriters except for the sale of the Common Shares to the underwriters pursuant to the provisions of the purchase agreement and certain transactions related to the Fund's Dividend Reinvestment Plan.



      The Fund anticipates that the underwriters may from time to time act as brokers or, after they have ceased to be underwriters, dealers in executing the Fund's portfolio transactions. The underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.



      The Common Shares will be sold to ensure that the New York Stock Exchange distribution standards (round lots, public shares and aggregate market value) will be met.



      The Manager (and not the Fund) has also agreed to pay from its own assets a fee to Merrill Lynch quarterly at the annual rate of .15% of the Fund's average weekly total managed assets, such fee to be paid during the continuance of the Investment Management Agreement and subject to the limitation below. Merrill Lynch has agreed to provide certain after-market services to the Manager designed to maintain the visibility of the Fund on an ongoing basis and to provide relevant information, studies or reports regarding the Fund and the closed-end investment company industry. In addition, the Manager (and not the Fund) has agreed to pay from its own assets to certain underwriters other than Merrill Lynch (each a "Qualifying Underwriter") that meet certain sales targets established by the Manager (which may be waived or reduced in the discretion of the Manager) a quarterly incentive fee at the annual rate of up to .10% of the Fund's average weekly total managed assets attributable to Common Shares (including a proportionate share of assets attributable to any Preferred Shares and other forms of leverage that may be outstanding) sold by such Qualifying Underwriters in this offering, such fees to be payable during the continuance of the Investment Management Agreement and subject to the limitation below. Under standards imposed by the National Association of Securities Dealers, Inc., the sum of the total amount of the fees payable to Merrill Lynch and the Qualifying Underwriters as described in this paragraph and the expense reimbursement of $.00667 per Common Share payable by the Fund to the underwriters may not exceed 4.5% of the aggregate initial offering price of the Common Shares offered hereby. These fee payments will be made subject to this limitation, although for these purposes the value of each of the quarterly payments will be discounted at the annual rate of 10% to the closing date of this offering.



      The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated is 4 World Financial Center, New York, New York 10080. The address of Wachovia Capital Markets, LLC is 301 South College Street, Charlotte, North Carolina 28288.


                         CUSTODIAN AND TRANSFER AGENT

      The custodian of the assets of the Fund is State Street Bank and Trust Co., 801 Pennsylvania, Kansas City, Missouri 64105. The Custodian performs custodial and fund accounting services.

      PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Fund's transfer agent, registrar, dividend disbursement agent and shareholder servicing agent, as well as agent for the Fund's Dividend Reinvestment Plan.

                                 LEGAL MATTERS


      Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Ropes & Gray LLP, Boston, Massachusetts, and for the Underwriters by Clifford Chance US LLP, New York, New York. Clifford Chance US LLP may rely as to certain matters of Massachusetts law on the opinion of Ropes & Gray LLP.

         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


                                                                      PAGE
                                                                      ----
Use of Proceeds......................................................   3
Investment Objective and Policies....................................   3
Investment Restrictions..............................................  48
Management of the Fund...............................................  50
Investment Manager and Portfolio Manager.............................  61
Portfolio Transactions...............................................  66
Distributions........................................................  68
Description of Shares................................................  69
Anti-Takeover and Other Provisions in the Declaration of Trust.......  72
Repurchase of Common Shares; Conversion to Open-End Fund.............  74
Tax Matters..........................................................  76
Performance Related and Comparative Information......................  83
Custodian, Transfer Agent and Dividend Disbursement Agent............  84
Independent Accountants..............................................  84
Counsel..............................................................  84
Registration Statement...............................................  84
Report of Independent Accountants....................................  85
Financial Statements.................................................  86
Appendix A--Performance Related and Comparative and Other Information A-1
Appendix B--Proxy Voting Policies.................................... B-1


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                                  APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

      The Fund's investments may range in quality from securities rated in the lowest category to securities rated in the highest category (as rated by Moody's, S&P, Fitch, or Dominion or, if unrated, judged by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of debt securities:

      HIGH QUALITY DEBT SECURITIES are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

      INVESTMENT GRADE DEBT SECURITIES are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

      BELOW INVESTMENT GRADE, HIGH YIELD SECURITIES ("JUNK BONDS") are those rated lower than Baa by Moody's, BBB by S&P, Fitch, or Dominion, and comparable securities. They are deemed predominantly speculative with respect to the issuer's ability to repay principal and interest.

      Following is a description of Moody's, S&P's, Fitch's, and Dominion's rating categories applicable to debt securities.

MOODY'S INVESTORS SERVICE, INC.

  CORPORATE AND MUNICIPAL BOND RATINGS

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

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      B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

      Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

      Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

      Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  CORPORATE SHORT-TERM DEBT RATINGS

      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

      PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in

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earnings coverage of fixed financial charges and high internal cash generation;
and well-established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

  ISSUE CREDIT RATING DEFINITIONS

      A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

      Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

      Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company

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obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

  CORPORATE AND MUNICIPAL BOND RATINGS

      INVESTMENT GRADE

      AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      SPECULATIVE GRADE

      Obligations rated BB, B, CCC, CC, and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

      BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC: An obligation rated CC is currently highly vulnerable to nonpayment.

      C: A subordinated debt or preferred stock obligation rated C is CURRENTLY HIGHLY VULNERABLE to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      CI: The rating CI is reserved for income bonds on which no interest is being paid.

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      D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Plus (+) or Minus (): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

      r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

      The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

      N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

      Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  COMMERCIAL PAPER RATING DEFINITIONS

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

      A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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      B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

FITCH, INC.

      A brief description of the applicable Fitch ratings symbols and meanings (as published by Fitch) follows:

  LONG-TERM CREDIT RATINGS

      INVESTMENT GRADE

      AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

      SPECULATIVE GRADE

      BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

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      B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

      DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

  SHORT-TERM CREDIT RATINGS

      A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

      F1: Highest credit quality . Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

      B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D: Default. Denotes actual or imminent payment default.

      "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1."

      "NR" indicates that Fitch does not rate the issuer or issue in question.

      Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

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      Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

      A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

DOMINION BOND RATING SERVICE LIMITED

      DBRS ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations which are relevant for the borrowing entity.

  DBRS BOND AND LONG TERM DEBT RATING SCALE

      AAA: Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

      AA: Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

      A: Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

      BBB: Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

      BB: Bonds rated "BB" are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

      B: Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

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      CCC, CC, C: Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated "B." Bonds rated below "B" often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the "C" to "CCC" categories, with "CC" and "C" normally used to lower ranking debt of companies where the senior debt is rated in the "CCC" to "B" range.

      D: This category indicates Bonds in default of either interest or principal.

      High, Low: "high" and "low" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.

  DBRS COMMERCIAL PAPER AND SHORT TERM DEBT RATING SCALE
      All three DBRS rating categories for short term debt use "high", "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category.

      PRIME CREDIT QUALITY

      R-1 (high): Short term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)," few entities are strong enough to achieve this rating.

      R-1 (middle): Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

      R-1 (low): Short term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

      ADEQUATE CREDIT QUALITY

      R-2 (high), R-2 (middle), R-2 (low): Short term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit." Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

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      SPECULATIVE

      R-3 (high), R-3 (middle), R-3 (low): Short term debt rated "R-3" is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

  DBRS PREFERRED SHARE RATING SCALE

      Pfd-1: Preferred shares rated "Pfd-1" are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. "Pfd-1" generally corresponds with companies whose senior bonds are rated in the "AAA" or "AA" categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer's senior debt rating.

      Pfd-2: Preferred shares rated "Pfd-2" are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally, "Pfd-2" ratings correspond with companies whose senior bonds are rated in the "A" category.

      Pfd-3: Preferred shares rated "Pfd-3" are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adversities present which detract from debt protection. "Pfd-3" ratings generally correspond with companies whose senior bonds are rated in the higher end of the "BBB" category.

      Pfd-4: Preferred shares rated "Pfd-4" are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated "Pfd-4" generally coincide with entities that have senior bond ratings ranging from the lower end of the "BBB" category through the "BB" category.

      Pfd-5: Preferred shares rated "Pfd-5" are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. The "Pfd-5" rating generally coincides with companies with senior bond ratings of "B" or lower. Preferred shares rated "Pfd-5" often have characteristics which, if not remedied, may lead to default.

      D: This category indicates preferred shares that are in arrears of paying either dividends or principal.

      High, Low: "high" and "low" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category.

      n: Non-Cumulative Risk. In the past several years, DBRS had designated all non-cumulative preferred shares as "low" to alert subscribers to the fact that non-cumulative shares have a higher risk of loss once dividend payments have been missed. In the future, "high" and "low" designations will be used on preferred share ratings to indicate the relative standing of a credit within a particular rating category, and we will no longer use "low" to alert holders to the non-cumulative nature of the shares. Rather, the "n" designation will be attached to all ratings for securities that are non-cumulative. The risk with non-cumulative securities is essentially no different than with cumulative securities unless there is a default situation, in which case, the non-cumulative shares have the added risk of missing dividend payments that have no potential of being made up in the future. However, non-cumulative shares do not have a higher risk of default than do equivalently ranking cumulative shares of the same issuer. We believe that the risk added under the non-cumulative covenant is a market risk and not a credit risk. This supports our view that the ratings on equally ranking cumulative and non-cumulative securities should be the same, with the "n" used to alert subscribers to the additional potential for missed dividend payments that exists with non-cumulative issues, if default should occur. After several years of using our present scale, our conclusion is that trying to provide all of this information with one rating symbol is confusing to the market. We believe that it is more valuable to our subscribers if the rating symbol simply provides our base evaluation of the credit, along with information that alerts the holder to any unique covenants that can add market risk.

      y: Hybrid Instruments. While DBRS credit ratings are focused on providing a measure of the issuer's ability to meet its obligations in a timely manner, there are situations where securities carry unique covenants that can add a variety of risks that are not captured in the DBRS rating. By definition, hybrids are instruments that combine certain characteristics of debt and equity and have been issued under various acronyms such as LYONS, PERCS, COPrS, TOPrS, PRYDES, MIDS and MIPS. In some cases, holders of these instruments have agreed that under set circumstances, the Company may repay certain obligations with more of the security or with another security, such as common equity. In other cases, the terms allow the Company to defer interest or dividend payments for a period of time. While these are obviously important considerations for the holder to understand, they normally do not cause any change in the likelihood of default and, as such, DBRS has chosen not to penalize the instrument for the special features associated with the hybrid. In order to alert hybrid holders of the unique factors inherent in the security, DBRS will attach the "y" appendage to the rating. Note that DBRS will not be adding the "y" to issues that simply have more normal soft retraction or conversion features.

      m: Market Risk. DBRS ratings represent an evaluation which is based on only credit related factors and not market risk factors. The most obvious example of a market risk factor would be the potential impact that changing interest rates could have on a fixed pay security. While the absence of market risk considerations in DBRS credit ratings should be well understood by investors who use DBRS as part of their investment process, there are cases where DBRS desires to draw attention to market risk for a given security because the potential for volatility due to market risk factors greatly exceeds what would be considered normal. To accomplish this, DBRS attaches the letter "m" (market risk) to a rated security. Given the understanding that market risk is present in every investment decision, it is important to note that the absence of "m" does not indicate that there will be no volatility of returns related to non-credit factors. DBRS uses "m" only in cases where market risk is considered exceptionally high, or in cases where there are unusual circumstances.

      p: The symbol "p" indicates that the report and rating rely on public information only.

================================================================================

                                           SHARES

[LOGO] PIMCO
ADVISORS

                        PIMCO FLOATING RATE INCOME FUND

                                 COMMON SHARES


                               $20.00 PER SHARE


                               ----------------
                              P R O S P E C T U S
                               ----------------


                              MERRILL LYNCH & CO.


                              WACHOVIA SECURITIES


                           A.G EDWARDS & SONS, INC.


                           BEAR, STEARNS & CO. INC.


                              RBC CAPITAL MARKETS


                                 ADVEST, INC.


                             ROBERT W. BAIRD & CO.


                             CROWELL, WEEDON & CO.


                          JANNEY MONTGOMERY SCOTT LLC


                           MCDONALD INVESTMENTS INC.


                                 TD WATERHOUSE


                        WEDBUSH MORGAN SECURITIES INC.


                             QUICK & REILLY, INC.





                                        , 2003

================================================================================

     The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                   SUBJECT TO COMPLETION - DATED JULY 24, 2003


                         PIMCO FLOATING RATE INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                            , 2003

     PIMCO Floating Rate Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

     This Statement of Additional Information relating to common shares of the Fund ("Common Shares") is not a prospectus, and should be read in conjunction
with the Fund's prospectus relating thereto dated        , 2003 (the
"Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares, and investors should obtain and read the Prospectus prior to purchasing such shares. A copy of the Prospectus may be obtained without charge by calling
(877) 819-2224. You may also obtain a copy of the Prospectus on the web site (http://www.sec.gov) of the Securities and Exchange Commission ("SEC"). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
USE OF PROCEEDS.............................................................   3
INVESTMENT OBJECTIVE AND POLICIES...........................................   3
INVESTMENT RESTRICTIONS.....................................................  48
MANAGEMENT OF THE FUND......................................................  50
INVESTMENT MANAGER AND PORTFOLIO MANAGER....................................  61
PORTFOLIO TRANSACTIONS......................................................  66
DISTRIBUTIONS...............................................................  68
DESCRIPTION OF SHARES.......................................................  69
ANTI-TAKEOVER AND OTHER PROVISIONS IN THE DECLARATION OF TRUST..............  72
REPURCHASE OF COMMON SHARES; CONVERSION TO OPEN-END FUND....................  74
TAX MATTERS.................................................................  76
PERFORMANCE RELATED AND COMPARATIVE INFORMATION.............................  83
CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT...................  84
INDEPENDENT ACCOUNTANTS.....................................................  84
COUNSEL.....................................................................  84
REGISTRATION STATEMENT......................................................  84
REPORT OF INDEPENDENT ACCOUNTANTS...........................................  85
FINANCIAL STATEMENTS........................................................  86
APPENDIX A - Performance Related, Comparative and Other Information......... A-1
APPENDIX B - Proxy Voting Policies.......................................... B-1


       This Statement of Additional Information is dated        , 2003.

                                 USE OF PROCEEDS


     The net proceeds of the offering of Common Shares of the Fund will be
approximately $       (or $      if the Underwriters exercise the overallotment
option in full) after payment of offering costs.

     PIMCO Advisors Fund Management LLC (the "Manager"), the Fund's investment manager, has agreed to pay (i) the amount by which the Fund's offering costs (other than the sales load) exceed $.04 per Common Share and (ii) all of the Fund's organizational expenses, except that the Fund has agreed to reimburse the Manager for such organizational expenses to the extent that the aggregate of all such organizational expenses and all offering costs (other than the sales load, but inclusive of the reimbursement of underwriter expenses of $.00667 per Common Share) does not exceed $.04 per Common Share.

     Pending investment in floating rate debt instruments and other securities that meet the Fund's investment objective and policies, it is anticipated that the net proceeds of the offering will be invested in high grade, short-term securities, credit-linked trust certificates and/or index futures contracts or similar derivative instruments designed to give the Fund exposure to the markets in which it intends to invest while Pacific Investment Management Company LLC ("PIMCO"), the Fund's portfolio manager, selects specific securities.


                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective and general investment policies of the Fund are described in the Prospectus. Additional information concerning the characteristics of certain of the Fund's investments is set forth below.


Floating Rate Debt Instruments

     Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments, a substantial portion of which will be senior floating rate loans ("Senior Loans"). Floating rate debt instruments are debt instruments that pay interest at rates which adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). These floating rate debt instruments may include, in addition to Senior Loans, instruments such as catastrophe bonds, bank capital securities, unsecured bank loans, corporate bonds, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their floating rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a floating rate debt instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate debt instrument, although the value of a floating rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.

Senior Loans

     The Fund expects to ordinarily invest a substantial portion of its assets in Senior Loans. Senior Loans include senior floating rate loans and institutionally traded senior floating rate debt obligations issued by asset-backed pools and other issues, and interests therein. Loan interests generally take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of, or participations in a Senior Loan acquired in secondary markets. Loan interests may be acquired from U.S or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of loan interests.

     Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as the London Inter-Bank Offered Rate, "LIBOR") plus a premium. Although Senior Loans are typically of below investment grade quality, they tend to have more favorable recovery rates than other types of below investment grade quality debt obligations. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions ("Lenders"). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders.

     The Fund may purchase assignments and participations in commercial loans, as well as debtor-in-possession loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participations in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate or other borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service.

     Unless, under the terms of the loan or other indebtedness (such as may be the case in an assignment), the Fund has direct recourse against the borrower, the Fund may have to rely on the Agent or other financial intermediary to apply appropriate credit remedies against a borrower.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate or other borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Senior Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured Senior Loan would satisfy the borrower's obligation, or that such collateral could be liquidated.

     The Fund may invest in loan participations with credit quality comparable to that of many issuers of its other debt securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

     The Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry. See "Investment Restrictions". For purposes of these limits, the Fund generally will treat the corporate or other borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations may take the position that the Fund should treat both the lending bank or other lending institution and the borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's net asset value than if that value were based on available market quotations. At the same time, many loan interests are actively traded among certain financial institutions and considered to be liquid. PIMCO will determine the liquidity of the Fund's investments by reference to market conditions and contractual provisions. For example, PIMCO will generally not consider Senior Loans that are part of an issue of at least $250 million in par value to be illiquid. Investments in loan participations are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of funds or assets.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that, under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on PIMCO's research in an attempt to avoid situations where fraud or misrepresentations could adversely affect the Fund.

     From time to time, PIMCO and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell Senior Loans to or acquire them from the Fund or may be intermediate participants with respect to Senior Loans in which the Fund owns interests. Such banks may also act as Agents for Senior Loans held by the Fund.

     Lending Fees. In the process of buying, selling and holding Senior Loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

     Borrower Covenants. A borrower under a Senior Loan typically must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the Lender or lending syndicate (the "Loan Agreement"). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Senior Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the lenders directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the lenders directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a participation, the agreement between the buyer and seller may limit the rights of the holder of a Senior Loan to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

     Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Fund will generally rely upon the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a participation agreement the Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral, if any, and if the value of such collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, PIMCO will perform such tasks on behalf of the Fund, although a collateral bank will typically hold any collateral on behalf of the Fund and the other lenders pursuant to the applicable Loan Agreement.

     A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent's general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other intermediate participants similar risks may arise.

     Prepayments. Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Fund's performance because the Fund should be able to reinvest prepayments in other Senior Loans that have similar or identical yields and because receipt of such fees may mitigate any adverse impact on the Fund's yield.

     Bridge Financings. The Fund may acquire interests in Senior Loans which are designed to provide temporary or "bridge" financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in Senior Loans of borrowers who have obtained bridge loans from other parties. A borrower's use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower's perceived creditworthiness.

     Secured Senior Loans. To the extent that the collateral (if any) securing a Senior Loan consists of the stock of the borrower's subsidiaries or other affiliates, the Fund will be subject to the risk that this stock will decline in value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Fund may invest in Senior Loans guaranteed by, or fully secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a secured Senior Loan. On occasions when such stock cannot be pledged, the secured Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for such Senior Loan. However, the borrower's ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of secured Senior Loans.

     If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund's security interest in any loan collateral or subordinate the Fund's rights under a secured Senior Loan to the interests of the borrower's unsecured creditors. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to the Fund. For secured Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of such loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund's security interest in any loan collateral. If the Fund's security interest in loan collateral is invalidated or a secured Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, it is unlikely that the Fund would be able to recover the full amount of the principal and interest due on the secured Senior Loan.

     The Fund may also invest in Senior Loans that are not secured by collateral or otherwise.


High Yield Securities ("Junk Bonds")


     The Fund may invest without limit and ordinarily expects to invest a substantial portion of its assets in Senior Loans and other debt securities that are, at the time of purchase, rated below investment grade (below Baa3 by Moody's Investors Service, Inc. ("Moody's"), below BBB- by either Standard & Poor's ("S&P") or Fitch, Inc. ("Fitch"), or below a comparable rating by Dominion Bond Rating Service Limited ("Dominion")) or unrated but judged by PIMCO to be of comparable quality. These securities are sometimes referred to as "high yield" securities or "junk bonds." The Fund will not invest more than 10% of its total assets in securities that are, at the time of purchase, rated CCC+/Caa1 or lower by each agency rating the security or that are unrated but judged by PIMCO to be of comparable quality.

     Many of the Senior Loans in which the Fund invests will be high yield securities. See "Senior Loans."


     Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. In addition, analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality securities.


     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of an issuer to make principal and interest payments on its debt obligations. If an issuer of high yield securities defaults, in addition to risking non-payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. The market prices of high yield securities structured as zero-coupon, step-up or payment-in-kind securities will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than the prices of securities that pay interest currently and in cash.


     The secondary market on which high yield securities are traded may be less liquid than the market for investment grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for investment grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Fund may have greater difficulty selling its portfolio securities. The Fund will be more dependent on PIMCO's research and analysis when investing in high yield securities. PIMCO seeks to minimize the risks of investing through in-depth credit analysis and attention to current developments in interest rates and market conditions.

     A general description of the ratings of securities by Moody's, S&P, Fitch and Dominion is set forth in Appendix A to the Prospectus. The ratings of Moody's, S&P, Fitch and Dominion represent their opinions as to the quality of the securities they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield. For these reasons, the use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. PIMCO does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality.


     The Fund's credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or PIMCO downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, PIMCO may consider such factors as PIMCO's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. However, analysis of creditworthiness may be more complex for issuers of Senior Loans and other high yield securities than for issuers of higher quality debt securities.

Distressed Securities

     Securities in which the Fund invests may be subject to significant risk of an issuer's inability to meet principal and interest payments on the obligations and also may be subject to price volatility due to such factors as market perception of the creditworthiness of an issuer and general market liquidity. If PIMCO's evaluation of the anticipated outcome of an investment situation should prove incorrect, such Fund investments could experience a loss.

Bonds

     The Fund may invest in a variety of bonds and related debt obligations of varying maturities (with predominantly low durations) issued by U.S. corporations, foreign corporations, domestic banks, foreign banks and other business entities. Bonds include bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations and other issuers to borrow money from investors. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are "perpetual" in that they have no maturity date.

     The Fund's investments in bonds are often subject to a number of risks described in the Prospectus and elaborated upon elsewhere in this section of the Statement of Additional Information, including credit risk, high yield risk, interest rate risk, issuer risk, foreign (non-U.S.) investment risk, inflation risk, liquidity risk, smaller company risk and management risk.






Event-Linked Bonds

     The Fund may invest in "event-linked bonds." Event-linked bonds, which are sometimes referred to as "catastrophe bonds," are debt obligations for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indexes or readings of scientific instruments rather than specified actual losses. Often event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases when a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated.

Inflation-Indexed Bonds

     The Fund may invest in inflation-indexed bonds, which are debt obligations whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     For federal income tax purposes, any increase in the principal amount of an inflation-indexed bond will be original issue discount which is taxable as ordinary income in the year accrued, even though investors do not receive their principal, including any increases thereto, until maturity. See "Tax Matters--Discount Obligations and Payment-in-Kind Securities" below.

Mortgage-Related and Other Asset-Backed Securities

     The Fund may invest in mortgage-related securities, and may also invest in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. Like other debt obligations, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of PIMCO to forecast certain macro-economic factors correctly. See "--Mortgage Pass-Through Securities" below. Certain debt obligations are also secured with collateral consisting of mortgage-related securities. See "--Collateralized Mortgage Obligations ("CMOs")" below.

     The mortgage-related securities in which the Fund will invest will typically pay variable rates of interest, although the Fund may invest in fixed-rate obligations as well.

     Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt obligations, which normally provide for periodic payment of interest in fixed or variable amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association (the "GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to the sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed-rate debt obligations, when interest rates rise, the value of a fixed-rate mortgage-related security generally will decline; however, when interest rates are declining, the value of fixed-rate mortgage-related securities with prepayment features may not increase as much as other debt obligations. The Fund's policy of investing mostly in mortgage-backed and other asset-backed securities with variable rates of interest minimizes the Fund's sensitivity to such interest rate volatility. However, adjustable rate mortgage-related and other asset-backed securities are also subject to some interest rate risk. For example, because interest rates on most adjustable rate mortgage- and other asset-backed securities only reset periodically (e.g., monthly or quarterly), changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the market value of these securities, including declines in value as interest rates rise. In addition, to the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association (the "FNMA") or the Federal Home Loan Mortgage Corporation (the "FHLMC"). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restriction (see "Investment Restrictions") by virtue of the exclusion from that restriction available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds (the "Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (the "Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payments of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals and stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. The Fund may fail to recoup some or all of its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid." As used in this Statement of Additional

Information, the term CMO residual does not include residual interests in real estate mortgage investment conduits.

     Other Asset-Backed Securities. Similarly, PIMCO expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Fund. Several types of asset-backed securities have already been offered to investors, including Enhanced Equipment Trust Certificates ("EETCs"), Certificates for Automobile Receivables(SM) ("CARS(SM)") and Collateralized Debt Obligations ("CDOs").

     Although any entity may issue EETCs, to date, U.S. airlines are the primary issuers. An airline EETC is an obligation secured directly by aircraft or aircraft engines as collateral. Airline EETCs generally have credit enhancement in the form of overcollateralization and cross-subordination (i.e., multiple tranches and multiple aircraft as collateral). They also generally have a dedicated liquidity facility provided by a third-party insurer to insure that coupon payments are made on a timely basis until collateral is liquidated in the event of a default by the lessor of the collateral. Aircraft EETCs issued by registered U.S. carriers also benefit from a special section of the U.S. Bankruptcy Code, which allows the aircraft to be sold by the trust holding the collateral to repay note holders without participating in bankruptcy proceedings. EETCs tend to be less liquid than bonds.

     CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     The Fund may invest in CDOs, which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the residual or "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with debt instruments discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments,
(ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     Consistent with the Fund's investment objective and policies, PIMCO also may invest in other types of asset-backed securities. Other asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Real Estate Investment Trusts ("REITs")

     REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. The Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified.

REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

     REITs (especially fixed-rate mortgage REITs) are also subject to interest rate risks that apply generally to mortgage-related securities and other debt instruments, as described above.

     REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor's 500 Stock Index.

Bank Capital Securities and Obligations

     The Fund may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier II and Tier I. To the extent that the Fund invests in bank capital, it expects to primarily invest in floating rate Upper Tier II and Tier I bank capital. Bank capital is generally, but not always, of investment grade quality. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock. Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust preferred securities.

     The Fund may also invest in other bank obligations including certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates that are issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund may also hold funds on deposit with its custodian bank in an interest-bearing account for temporary purposes.

     Subject to the Fund's limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry, the Fund may invest without limit in U.S. dollar-denominated obligations of foreign banks and may invest up to 25% of its total assets in foreign bank obligations denominated in foreign currencies, subject to the restriction that a maximum of 10% of the Fund's total assets may be invested in securities of "emerging market" countries. Obligations of foreign banks involve certain risks associated with investing in foreign securities described under "--Foreign (Non-U.S.) Securities" below. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Delayed Funding Loans and Revolving Credit Facilities

     The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise be desirable to do so (including a time when the company's financial condition makes it unlikely that such amounts will be repaid).

     The Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Delayed funding loans and revolving credit facilities are considered to be debt obligations for the purposes of the Fund's investment restriction relating to the lending of funds or assets by the Fund.


Commercial Paper

     Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The Fund may invest in commercial paper of any credit quality consistent with the Fund's investment objective and policies, including unrated commercial paper for which PIMCO has made a credit quality assessment. See Appendix A to the Prospectus for a description of the ratings assigned by Moody's, S&P, Fitch and Dominion to commercial paper. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.


U.S. Government Securities

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the GNMA, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. See "--Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities." Custodial receipts issued in connection with so-called trademark zero-coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero-coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.


Preferred Stock


     Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company's common stock, and thus also represent an ownership interest in that company. The Fund will ordinarily invest in preferred stocks that pay variable rates of return, but may also invest in fixed-rate preferred stocks. See below. The value of a company's preferred stock may fall as a result of factors relating directly to that company's products or services. A preferred stock's value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of preferred stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.





     Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on other preferred stocks in which the Fund may invest, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks are generally adjusted or reset frequently, the market values of these preferred stocks may still fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached.

     Fixed Rate Preferred Stocks. Some fixed rate preferred stocks in which the Fund may invest, known as perpetual preferred stocks, offer a fixed return with no maturity date. Because they never mature, perpetual preferred stocks act like long-term bonds, can be more volatile than other types of preferred stocks that have a maturity date and may have heightened sensitivity to changes in interest rates. The Fund may also invest in sinking fund preferred stocks. These preferred stocks also offer a fixed return, but have a maturity date and are retired or redeemed on a predetermined schedule. The shorter duration of sinking fund preferred stocks makes them perform somewhat like intermediate-term bonds and they typically have lower yields than perpetual preferred stocks.


Zero-Coupon Bonds, Step-Ups and Payment-In-Kind Securities

     Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Like zero-coupon bonds, "step-up" bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security. Payment-in-kind securities ("PIKs") pay dividends or interest in the form of additional securities of the issuer, rather than in cash. Each of these instruments is typically issued and traded at a deep discount from its face amount. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon bonds, step-ups and PIKs generally are more volatile than the market prices of debt instruments that pay interest currently and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), an investment company, such as the Fund, must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon bonds, step-ups and PIKs. Because the Fund will not, on a current basis, receive cash payments from the issuer of these securities in respect of any accrued original issue discount, in some years the Fund may have to distribute cash obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell securities at such time. Under many market conditions, investments in zero-coupon bonds, step-ups and PIKs may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.


Convertible Securities and Synthetic Convertible Securities

     The Fund may invest in convertible securities, which are debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both debt securities and equity securities. PIMCO will generally evaluate these instruments based primarily on their debt characteristics. Because most convertible securities are fixed-rate instruments, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

     The Fund may also invest in synthetic convertible securities, which differ from convertible securities in certain respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible security is the sum of the values of its debt component and its convertibility component. Synthetic convertible securities can be variable or fixed rate instruments. For these reasons, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

     Convertible securities generally have higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing current income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.

Municipal Bonds

     The Fund may invest in municipal bonds which pay interest that, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by PIMCO to be reliable), is exempt from federal income taxes ("municipal bonds"), although dividends that the Fund pays that are attributable to such interest will not be tax-exempt to shareholders of the Fund.

     Municipal bonds share the attributes of debt obligations in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal bonds that the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the user (and/or any guarantor).

     Municipal bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable.

     The Fund may also invest in residual interest municipal bonds ("RIBS") whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. RIBS are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other municipal bonds of comparable maturity. An investment in RIBS typically will involve greater risk than an investment in a fixed rate bond. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBS have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. RIBS have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. These securities generally will underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, RIBS typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. The Fund may also invest in RIBS for the purpose of increasing the Fund's leverage as a more flexible alternative to the issuance of any preferred shares of beneficial interest that the Fund may issue (the "Preferred Shares"). Should short-term and long-term interest rates rise, the combination of the Fund's investment in RIBS and its use of other forms of leverage (including through the issuance of Preferred Shares or the use of other derivative instruments) likely will adversely affect the Fund's net asset value per share and income, distributions and total returns to shareholders. Trusts in which RIBS may be held could be terminated, in which case the residual bond holder would take possession of the underlying bond(s) on an unleveraged basis.


Foreign (Non-U.S.) Securities


     The Fund may invest some or all of its assets in U.S. dollar-denominated debt obligations of corporate and other foreign (non-U.S.) issuers, including obligations of foreign banks (see "--Bank Obligations" above), foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supra-national government entities. The Fund may invest up to 25% of its total assets in securities denominated in currencies other than the U.S. dollar.

     The foreign securities in which the Fund may invest include Eurodollar obligations and "Yankee Dollar" obligations. Eurodollar obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee Dollar obligations are generally subject to the same risks that apply to domestic debt issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee Dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.


     The Fund may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

     The Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.


     Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the "residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

     Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting; auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.


     Emerging Market Securities. The Fund may invest up to 10% of its total assets in issuers located in "emerging markets." PIMCO generally considers an emerging market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its subsidiaries. The risks of investing in foreign securities are particularly high when securities of issuers based in or denominated in currencies of developing or emerging market countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.


     Sovereign Debt. The Fund may invest in sovereign debt issued by foreign developed and emerging market governments and their respective sub-divisions, agencies or instrumentalities, government sponsored enterprises and supra-national government entities. Supra-national entities include international organizations that are organized or supported by one or more government entities to promote economic reconstruction or development and by international banking institutions and related governmental agencies. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     The Fund's investments in foreign currency-denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal income tax purposes.

Foreign Currency Transactions


     Subject to the limitations discussed above and in the Prospectus, the Fund also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "--Derivative Instruments" below), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency exchange contracts ("forwards") with terms generally of less than one year. The Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Suitable currency hedging transactions may not be available in all circumstances and PIMCO may decide not to use hedging transactions that are available.

     A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of the Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:


     Lock In. When PIMCO desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     Cross Hedge. If a particular currency is expected to decrease against another currency, the Fund may sell the currency expected to decrease and purchase a currency that is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     Direct Hedge. If PIMCO wants to eliminate substantially all of the risk of owning a particular currency, and/or if PIMCO believes that the Fund can benefit from price appreciation in a given country's debt obligations but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, the Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated a contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the Fund would hope to benefit from an increase (if any) in the value of the debt obligation.

     Proxy Hedge. PIMCO might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, the Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be close to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     Costs of Hedging. When the Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund's dividend distribution and are not reflected in its yield.

     Tax Consequences of Hedging. Under applicable tax law, the Fund's hedging activities may result in the application of the mark-to-market and straddle provisions of the Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Fund and could affect whether dividends paid by the Fund are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities

     Foreign Currency Warrants. Foreign currency warrants, such as Currency Exchange Warrants(SM) ("CEWs(SM)"), are warrants that entitle their holders to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specific date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of the prospective purchasers of the securities, is inherent in the international debt obligation marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplement payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time values" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, if the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of government or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     Principal Exchange Rate Linked Securities. Principal exchange rate linked securities ("PERLs(SM)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     Performance Indexed Paper. Performance indexed paper ("PIPs(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Derivative Instruments


     The Fund may, but is not required to, use a variety of derivative instruments for hedging or risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt instruments, interest rates, currencies or currency exchange rates, commodities or related indexes. The Fund may use derivatives to gain exposure to floating rate or high yield securities and other securities in which the Fund may invest (including pending investment of the proceeds of this offering). Examples of derivative instruments that the Fund may use include, but are not limited to, options contracts, futures contracts, options on futures contracts, swap agreements (including total return and credit default swaps) and short sales. The Fund may also engage in credit spread trades. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities, where the value of the investment position is determined by changes in the difference between such prices or interest rates, as the case may be, of the respective securities. The Fund may also have exposure to derivatives, such as interest rate or credit-default swaps, through investment in credit-linked trust certificates and other securities issued by special purpose or structured vehicles. The Fund may also use derivatives to add leverage to the portfolio, but only as a substitute for leverage obtained through Preferred Shares. If other types of financial instruments, including other types of options, futures contracts or futures options are traded in the future, the Fund may also use those instruments, provided that their use is consistent with the Fund's investment objective and policies.


     Like the other investments of the Fund, the ability of the Fund to successfully utilize derivative instruments may depend in part upon the ability of PIMCO to assess the issuer's credit characteristics and other macro-economic factors correctly. If PIMCO incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

     The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. Income earned by the Fund from many derivative strategies will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders in taxable distributions.

     Options on Securities, Swap Agreements and Indexes. The Fund may purchase and sell both put and call options on securities, swap agreements or indexes in standardized contracts traded on domestic or other securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of debt obligations from a dealer.

     An option on a security (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular securities market, a specific group of financial instruments or securities, or certain economic indicators.)


     The Fund may (but is not required to) cover its obligations when it writes call options or put options. In the case of a call option on a debt obligation or other security, the option is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. A put option on a security or an index is covered if the Fund segregates assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. Obligations under written call and put options so covered will not be construed to be "senior securities" for purposes of the Fund's investment restrictions concerning senior securities and borrowings.


     If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium the Fund received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


     The Fund may write straddles (covered or uncovered) consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."


     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies for investment purposes or as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund's securities may be denominated. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options.


     Futures Contracts and Options on Futures Contracts. The Fund may invest in futures contracts and options thereon ("futures options"), including interest rates, securities indexes, debt obligations (to the extent they are available) and U.S. Government and agency securities, as well as purchase put and call options on such futures contracts.


     A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including, without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Fund avoids being deemed a "commodity pool" or a "commodity pool operator," the Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's debt obligations or the price of the debt obligations that the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and the Fund may also enter into OTC options on futures contracts.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.


     The Fund may write straddles (covered or uncovered) consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."


     Limitations on Use of Futures and Futures Options. As noted above, the Fund generally intends to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, the Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in the money," would exceed 5% of the Fund's liquidation value, after taking into account unrealized profits and unrealized losses on any such contracts into which the Fund has entered. A call option is "in the money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

     When selling a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

     When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same as or higher than the strike price of the put option sold by the Fund.

     To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund's obligations under futures contracts and related options, such use will not eliminate the leverage risk arising from such use, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See "Tax Matters."

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objective. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund's holdings of debt obligations. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

     Swap Agreements. The Fund may enter into total return swap agreements, credit default swap agreements and other swap agreements made with respect to interest rates, currencies, indexes of securities and other assets or measures of risk or return. The Fund may also enter into options on swap agreements ("swaptions"). These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund may use interest rate caps, floors and collars to a substantial degree in connection with its leveraging strategies. See "--Certain

Interest Rate Transactions" below and "The Fund's Investment Objective and Strategies--Certain Interest Rate Transactions" in the Prospectus. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions.


     Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). The Fund may (but is not required to) cover any accrued but unpaid net amounts owed to a swap counterparty through the segregation of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities and borrowings.


     Whether the Fund's use of swap agreements or swaptions will be successful in furthering its investment objective will depend on PIMCO's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA.





Credit Default Swaps

     The Fund may enter into credit default swap contracts for both investment and risk management purposes. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

     The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

Credit-Linked Trust Certificates

     Among the income-producing securities in which the Fund may invest are credit-linked trust certificates, which are investments in a limited purpose trust or other vehicle formed under State law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market. For instance, the Fund may invest in credit-linked trust certificates as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income-producing securities are not available, including during the period when the net proceeds of this offering and any offering of Preferred Shares are being invested.






     Like an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay to the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the trust. Please see "Investment Objective and Policies--Credit Default Swaps" in this Statement of Additional Information for additional information about credit default swaps. The Fund's investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts which issue credit-linked trust certificates will constitute "private" investment companies, exempt from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). Therefore, the certificates will be subject to the risks described under "Other Investment Companies" below, and will not be subject to applicable investment limitations and other regulation imposed by the 1940 Act (although the Fund will remain subject to such limitations and regulation, including with respect to its investments in the certificates). Although the trusts are typically private investment companies, they are generally not actively managed such as a

"hedge fund" might be. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments. See "Risks --Liquidity Risk" in the Prospectus. If market quotations are not readily available for the certificates, they will be valued by the Fund at fair value as determined by the Board of Trustees or persons acting at its direction. See "Net Asset Value" in the Prospectus.





Structured Notes and Other Hybrid Instruments


     The Fund may invest in "structured" notes, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Depending on the terms of the note, the Fund may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. The Fund may use structured notes to add leverage to the portfolio (as a substitute for Preferred Shares) and for investment as well as risk management purposes. Like other sophisticated strategies, the Fund's use of structured notes may not work as intended. Although structured instruments are not necessarily illiquid, PIMCO believes that currently most structured instruments are illiquid.

     The Fund may invest in other types of "hybrid" instruments which combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events that cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a floating rate or fixed rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Reverse Repurchase Agreements


     The Fund may enter into reverse repurchase agreements and economically similar transactions in order to add leverage to the portfolio (as a substitute for Preferred Shares) or for hedging or cash management purposes. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund may (but is not required to) segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. To the extent that positions in reverse repurchase agreements are not so covered, such transactions would be subject to the Fund's limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to one-third of the Fund's total assets.


     The Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security.


Mortgage Dollar Rolls

     A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction, the Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. However, unlike reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

     As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid."

Repurchase Agreements

         For the purposes of maintaining liquidity and achieving income, the Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. PIMCO will monitor the creditworthiness of the counter parties.



















When-Issued, Delayed Delivery and Forward Commitment Transactions

         The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

         When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

         When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Borrowing


         The Fund may borrow money to the extent permitted under the 1940 Act as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. The Fund may from time to time borrow money to add leverage to the portfolio as a substitute for the leverage obtained with Preferred Shares. The Fund may also borrow money for temporary administrative purposes.

         Under the 1940 Act, the Fund generally is not permitted to engage in borrowings unless immediately after a borrowing the value of the Fund's total assets less liabilities (other than the borrowing) is at least 300% of the principal amount of such borrowing (i.e., such principal amount may not exceed 33 1/3% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than borrowing, is at least 300% of such principal amount. If the Fund borrows it intends, to the extent possible, to prepay all or a portion of the principal amount of the borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the holders of Preferred Shares ("Preferred Shareholders") and holders of any other senior securities of the Fund to elect a majority of the Trustees of the Fund.

         As described in the Prospectus, the Fund may also enter into transactions that may give rise to a form of leverage. Such transactions may include, among others, issuing debt securities or using reverse repurchase agreements, loans of portfolio securities, credit default swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions. However, borrowings and these other forms of leverage will only be used, if at all, as a substitute for, rather than in addition to, the leverage obtained through the issuance of Preferred Shares. See "Preferred Shares and Related Leverage" in the Prospectus.


         As described above, the Fund will, under certain circumstances, cover its commitment under these instruments by the segregation of assets determined to be liquid by PIMCO in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment, or by entering into offsetting transactions or owning positions covering its obligations. In such cases, the instruments will not be considered "senior securities" under the 1940 Act for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund or the Fund's issuance of Preferred Shares. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.







Short Sales

         The Fund may make short sales of securities as part of its overall portfolio management strategy and to offset potential declines in long positions in securities in the Fund's portfolio. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

         When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

         If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.


         To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in so-called "naked" short sales where it does not own or have the immediate right to acquire the security sold short at no additional cost, in which case the Fund's losses could theoretically be unlimited.

Illiquid Securities

         The Fund may invest without limit in illiquid securities (determined using the Securities and Exchange Commission's standard applicable to open-end investment companies, i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees). PIMCO will determine the liquidity of the Fund's investments by reference to market conditions and contractual provisions. For example, PIMCO will generally not consider Senior Loans that are part of an issue of at least $250 million in par value to be illiquid.


         Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Portfolio Trading and Turnover Rate


         Portfolio trading may be undertaken to accomplish the investment objective of the Fund. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what PIMCO believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain bonds may cause a temporarily low price for such bonds, as compared with other bonds of like quality and characteristics. The Fund may also engage in short-term trading consistent with its investment objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold, or to recognize a gain.


         A change in the securities held by the Fund is known as "portfolio turnover." PIMCO manages the Fund without regard generally to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund generally will be. Transactions in the Fund's portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

         The portfolio turnover rate of the Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less.

Warrants to Purchase Securities

         The Fund may invest in warrants to purchase debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.


Other Investment Companies

         The Fund may invest in securities of open- or closed-end investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. In general, under the 1940 Act, an investment company such as the Fund may not (i) invest more than 10% of its total assets in securities of other registered investment companies, (ii) own more than 3% of the outstanding voting securities of any one registered investment company, or (iii) invest more than 5% of its total assets in the securities of any single registered investment company. The Fund may invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its Common Shares or Preferred Shares, during periods when there is a shortage of attractive variable rate and other debt instruments available in the market, or when PIMCO believes share prices of other investment companies offer attractive values. The Fund may invest in investment companies that are advised by PIMCO or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company 's expenses and would remain subject to payment of the Fund's management fees with respect to assets so invested. Holders of the Common Shares would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. PIMCO will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available debt instruments. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described in the Prospectus and herein. As described in the Prospectus in the section entitled "Risks--Leverage Risk," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.


Securities Loans

         Subject to the Fund's "Investment Restrictions" listed below, the Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than one-third of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by PIMCO to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the Fund, as the lender, an amount equal to any dividends or interest received on the securities lent. The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. When engaged in securities lending, the Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

Participation on Creditors Committees

         The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the

Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund would participate on such committees only when PIMCO believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.


Short-Term Investments/Temporary Defensive Strategies

         Upon PIMCO's recommendation, for temporary defensive purposes and in order to keep the Fund's cash fully invested, including the period during which the net proceeds of the offering are being invested, the Fund may invest up to 100% of its net assets in investment grade debt securities, including high quality, short-term debt instruments, credit-linked trust certificates and/or index futures contracts or similar derivative instruments. Such investments may prevent the Fund from achieving its investment objective.


                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

         Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Common Shares and, if issued, Preferred Shares voting together as a single class, and of the holders of a majority of the outstanding Preferred Shares voting as a separate class:

                  (1) Concentrate its investments in a particular "industry," as that term is used in the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.


                  (2) With respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities issued by other investment companies, if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.


                  (3) Purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

                  (4) Purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, forward contracts, or any interest rate, securities-related or other hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

                  (5) Borrow money or issue any senior security, except to the extent permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

                  (6) Make loans, except to the extent permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

                  (7) Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

         Currently, under the 1940 Act, the Fund generally is not permitted to engage in borrowings unless immediately after a borrowing the value of the Fund's total assets less liabilities (other than the borrowing) is at least 300% of the principal amount of such borrowing (i.e., such principal amount may not exceed 33 1/3% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than the borrowing, is at least 300% of such principal amount.

         Currently, under the 1940 Act, the Fund may generally not lend money or property to any person, directly or indirectly, if such person controls or is under common control with the Fund, except for a loan from the Fund to a company which owns all of the outstanding securities of the Fund, except directors' and qualifying shares.

         For purposes of the foregoing and "Description of Shares--Preferred Shares--Voting Rights" below, "majority of the outstanding," when used with respect to particular shares of the Fund (whether voting together as a single class or voting as separate classes), means (i) 67% or more of such shares present at a meeting, if the holders of more than 50% of such shares are present or represented by proxy, or (ii) more than 50% of such shares, whichever is less.

         Unless otherwise indicated, all limitations applicable to the Fund's investments (as stated above and elsewhere in this Statement of Additional Information) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed by PIMCO to be of comparable quality), or change in the percentage of the Fund's total assets invested in certain securities or other instruments, or change in the average maturity or duration of the Fund's investment portfolio, resulting from market fluctuations or other changes in the Fund's total assets, will not require the Fund to dispose of an investment until PIMCO determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that rating agencies assign different ratings to the same security, PIMCO will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

         Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

         The Fund would be deemed to "concentrate" in a particular industry if it invested 25% or more of its total assets in that industry. The Fund's industry concentration policy does not preclude it from focusing investments in issuers in a group of related industrial sectors (such as different types of utilities).


         The Fund may not change its policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of floating rate debt instruments, unless it provides shareholders with at least 60 days' written notice of such change.


         To the extent the Fund covers its commitment under a reverse repurchase agreement, credit default swap or other derivative instrument by the segregation of assets determined by PIMCO to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment, such instrument will not be considered a "senior security" for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund or the Fund's issuance of Preferred Shares.

         The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC.

         The Fund intends to apply for ratings for its Preferred Shares from Moody's, S&P and/or Fitch. In order to obtain and maintain the required ratings, the Fund may be required to comply with investment quality, diversification and other guidelines established by Moody's, S&P and/or Fitch. Such guidelines will likely be more restrictive than the restrictions set forth above. The Fund does not anticipate that such guidelines would have a material adverse effect on Common Shareholders or its ability to achieve its investment objective. The Fund presently anticipates that any Preferred Shares that it intends to issue would be initially given the highest ratings by Moody's ("Aaa"), S&P ("AAA") and/or Fitch ("AAA"), but no assurance can be given that such ratings will be obtained. No minimum rating is required for the issuance of Preferred Shares by the Fund. Moody's, S&P and Fitch receive fees in connection with their ratings issuances.

                             MANAGEMENT OF THE FUND

Trustees and Officers

         The business of the Fund is managed under the direction of the Fund's Board of Trustees. Subject to the provisions of the Fund's Agreement and Declaration of Trust (the "Declaration"), its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Fund's officers.

         The Trustees and officers of the Fund, their ages, the position they hold with the Fund, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex (as defined in SEC regulations) that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas, New York, New York 10105.


                              Independent Trustees



                                                                                            Number of
                                                                                            Portfolios
                                           Term of                                           in Fund           Other
                           Positions(s)   Office and                                         Complex       Directorships
 Name, Address and          Held with      Length of           Principal Occupation(s)       Overseen         Held by
        Age                   Fund        Time Served          During the Past 5 Years      by Trustee        Trustee
Paul Belica                Trustee        Since              Trustee, Fixed Income              14             None.
Age 81                                    July, 2003         SHares,
                                                             Nicholas-Applegate
                                                             Convertible & Income
                                                             Fund, PIMCO Corporate
                                                             Opportunity Fund,
                                                             PIMCO Corporate Income
                                                             Fund, PIMCO Municipal
                                                             Income Fund, PIMCO
                                                             California Municipal
                                                             Income Fund, PIMCO New
                                                             York Municipal Income
                                                             Fund, PIMCO Municipal
                                                             Income Fund II, PIMCO
                                                             California Municipal
                                                             Income Fund II, PIMCO
                                                             New York Municipal
                                                             Income Fund II, PIMCO
                                                             Municipal Income Fund
                                                             III, PIMCO California
                                                             Municipal Income Fund
                                                             III, PIMCO New York
                                                             Municipal Income Fund
                                                             III; Manager,
                                                             Stratigos Fund, LLC,
                                                             Whistler Fund, LLC,
                                                             Xanthus Fund, LLC and
                                                             Wynstone Fund, LLC;
                                                             Director, Student Loan
                                                             Finance Corp.,
                                                             Education Loans, Inc.,
                                                             Goal Funding, Inc.,
                                                             Goal Funding II, Inc.;
                                                             Formerly, Advisor,
                                                             Salomon Smith Barney
                                                             Inc.; Director,
                                                             Central European Value
                                                             Fund, Inc., Deck House
                                                             Inc., The Czech
                                                             Republic Fund, Inc.

Robert E. Connor*          Trustee        Since              Trustee, Fixed Income              17             None.
Age 68                                    July, 2003.        SHares,
                                                             Nicholas-Applegate
                                                             Convertible & Income
                                                             Fund,
                                                             Nicholas-Applegate
                                                             Convertible & Income
                                                             Fund II, PIMCO

                                                                                            Number of
                                                                                            Portfolios
                                           Term of                                           in Fund           Other
                           Positions(s)   Office and                                         Complex       Directorships
 Name, Address and          Held with      Length of           Principal Occupation(s)       Overseen         Held by
        Age                   Fund        Time Served          During the Past 5 Years      by Trustee        Trustee
                                                             Corporate Opportunity
                                                             Fund, PIMCO Corporate
                                                             Income Fund, PIMCO
                                                             High Income Fund,
                                                             PIMCO Municipal Income
                                                             Fund, PIMCO California
                                                             Municipal Income Fund,
                                                             PIMCO New York
                                                             Municipal Income Fund,
                                                             PIMCO Municipal Income
                                                             Fund II, PIMCO
                                                             California Municipal
                                                             Income Fund II, PIMCO
                                                             New York Municipal
                                                             Income Fund II, PIMCO
                                                             Municipal Income Fund
                                                             III, PIMCO California
                                                             Municipal Income Fund
                                                             III, PIMCO New York
                                                             Municipal Income Fund
                                                             III; Director,
                                                             Municipal Advantage
                                                             Fund, Inc.; Corporate
                                                             Affairs Consultant.
                                                             Formerly, Senior Vice
                                                             President, Corporate
                                                             Office, Citigroup
                                                             Global Markets Inc.
                                                             (formerly, Salomon
                                                             Smith Barney Inc.).

John J. Dalessandro        Trustee        Since              President and Director,            15             None.
II**                                      July, 2003.        J.J. Dalessandro II Ltd.,
Age 65                                                       registered
                                                             broker-dealer and
                                                             member of the New
                                                             York Stock Exchange;
                                                             Trustee,
                                                             Nicholas-Applegate
                                                             Convertible & Income
                                                             Fund,
                                                             Nicholas-Applegate
                                                             Convertible & Income
                                                             Fund II, PIMCO
                                                             Corporate
                                                             Opportunity Fund,
                                                             PIMCO Corporate
                                                             Income Fund, PIMCO
                                                             High Income Fund,
                                                             PIMCO Municipal
                                                             Income Fund, PIMCO
                                                             California Municipal
                                                             Income Fund, PIMCO
                                                             New York Municipal
                                                             Income Fund, PIMCO
                                                             Municipal Income

                                                                                            Number of
                                                                                            Portfolios
                                           Term of                                           in Fund           Other
                           Positions(s)   Office and                                         Complex       Directorships
 Name, Address and          Held with      Length of           Principal Occupation(s)       Overseen         Held by
        Age                   Fund        Time Served          During the Past 5 Years      by Trustee        Trustee
                                                             Fund II, PIMCO
                                                             California Municipal
                                                             Income Fund II, PIMCO
                                                             New York Municipal
                                                             Income Fund II, PIMCO
                                                             Municipal Income Fund
                                                             III, PIMCO California
                                                             Municipal Income Fund
                                                             III, PIMCO New York
                                                             Municipal Income Fund
                                                             III.

Hans W. Kertess            Trustee        Since              President, H. Kertess              10             None.
Age 63                                    (June, 2003)       & Co.; Trustee, PIMCO
                                                             Corporate Income Fund,
                                                             PIMCO High Income
                                                             Fund,
                                                             Nicholas-Applegate
                                                             Convertible & Income
                                                             Fund II, PIMCO
                                                             Municipal Income Fund,
                                                             PIMCO California
                                                             Municipal Income Fund,
                                                             PIMCO New York
                                                             Municipal Income Fund,
                                                             PIMCO Municipal Income
                                                             Fund II, PIMCO
                                                             California Municipal
                                                             Income Fund II and
                                                             PIMCO New York
                                                             Municipal Income Fund
                                                             II. Formerly, Managing
                                                             Director, Royal Bank
                                                             of Canada Capital
                                                             Markets.


 ----------------

* In addition to the positions noted, Mr. Connor previously provided occasional editorial consulting services as an independent contractor to an administrative unit of Smith Barney, an affiliate of Citigroup Inc., the parent company of Citigroup Global Markets Inc.


** Mr. Dalessandro is treated by the Fund as not being an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Fund, the Manager, PIMCO or the Underwriters, despite his affiliation with J.J. Dalessandro II Ltd., a member of the New York Stock Exchange, Inc. (the "Exchange") that operates as a floor broker and effects portfolio transactions for other brokers, generally other members of the Exchange, and one unrelated investment adviser.

                               Interested Trustees


                                                                                            Number of
                                                                                            Portfolios
                                           Term of                                           in Fund           Other
                           Positions(s)   Office and                                         Complex       Directorships
 Name, Address and          Held with      Length of           Principal Occupation(s)       Overseen         Held by
        Age                   Fund        Time Served          During the Past 5 Years      by Trustee        Trustee
Stephen J. Treadway        Chairman       Since              Managing Director,                 53             None.
2187 Atlantic Street       and Trustee    July, 2003         Allianz Dresdner Asset
Stamford, CT 06902                                           Management of America
Age 55                                                       L.P.; Managing
                                                             Director and Chief
                                                             Executive Officer,
                                                             PIMCO Advisors Fund
                                                             Management LLC;
                                                             Managing Director and
                                                             Chief Executive
                                                             Officer, PIMCO
                                                             Advisors Distributors
                                                             LLC ("PAD"); Trustee
                                                             and Chairman, PIMCO
                                                             Funds: Multi-Manager
                                                             Series; Chairman,
                                                             Fixed Income SHares;
                                                             Trustee, Chairman and
                                                             President, PIMCO
                                                             Advisors VIT (formerly
                                                             OCC Accumulation
                                                             Trust); Trustee and
                                                             Chairman, PIMCO
                                                             Corporate Income Fund,
                                                             PIMCO Municipal Income
                                                             Fund, PIMCO California
                                                             Municipal Income Fund,
                                                             PIMCO New York
                                                             Municipal Income Fund,
                                                             PIMCO Municipal Income
                                                             Fund II, PIMCO
                                                             California Municipal
                                                             Income Fund II, PIMCO
                                                             New York Municipal
                                                             Income Fund II and
                                                             Municipal Advantage
                                                             Fund, Inc.; Chairman,
                                                             Nicholas-Applegate
                                                             Convertible & Income
                                                             Fund,
                                                             Nicholas-Applegate
                                                             Convertible & Income
                                                             Fund II, PIMCO
                                                             Corporate Opportunity
                                                             Fund, PIMCO Municipal
                                                             Income Fund III, PIMCO
                                                             California Municipal
                                                             Income Fund III, PIMCO
                                                             New York Municipal
                                                             Income Fund III and

                                                                                            Number of
                                                                                            Portfolios
                                           Term of                                           in Fund           Other
                           Positions(s)   Office and                                         Complex       Directorships
 Name, Address and          Held with     Length of            Principal Occupation(s)       Overseen         Held by
        Age                   Fund        Time Served          During the Past 5 Years      by Trustee        Trustee
                                                             PIMCO High Income
                                                             Fund; Member of the
                                                             Board of Management,
                                                             Allianz Dresdner Asset
                                                             Management GmbH.



     Mr. Treadway is an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Fund because, in addition to his service as Chairman and Trustee of the Fund, he is also a Managing Director and the Chief Executive Officer of the Manager and holds various other positions with affiliates of the Manager.

     In accordance with the Fund's staggered board (see "Anti-Takeover and Other Provisions in the Declaration of Trust"), the Common Shareholders of the Fund will elect Trustees to fill the vacancies of Trustees whose terms expire at each annual meeting of Common Shareholders, unless any Preferred Shares are outstanding, in which event Preferred Shareholders, voting as a separate class, will elect two Trustees and the remaining two Trustees shall be elected by Common Shareholders and Preferred Shareholders, voting together as a single class. Preferred Shareholders will be entitled to elect a majority of the Fund's Trustees under certain circumstances.


                                    Officers


                           Positions(s)   Term of Office
 Name, Address and          Held with     and Length of
        Age                   Fund        Time Served        Principal Occupation(s) During the Past 5 Years
Stephen J. Treadway        Chairman       Chairman,          See above.
2187 Atlantic Street       and Trustee    since inception
Stamford, CT 06902                        (June, 2003);
Age 55                                    Trustee, since
                                          July, 2003

Brian S. Shlissel          President      Since              Senior Vice President, PIMCO Advisors
Age 38                     and Chief      inception          Fund Management LLC; Executive Vice
                           Executive      (June, 2003).      President and Treasurer, PIMCO Advisors
                           Officer                           VIT (formerly OCC Accumulation Trust);
                                                             President and Chief Executive Officer,
                                                             Fixed Income SHares, Nicholas-Applegate
                                                             Convertible & Income Fund,
                                                             Nicholas-Applegate Convertible & Income
                                                             Fund II, PIMCO Corporate Opportunity
                                                             Fund, PIMCO Corporate Income Fund, PIMCO
                                                             Municipal Income Fund, PIMCO California
                                                             Municipal Income Fund, PIMCO New York
                                                             Municipal Income Fund, PIMCO Municipal
                                                             Income Fund II, PIMCO California
                                                             Municipal Income Fund II, PIMCO New York
                                                             Municipal Income Fund II, PIMCO Municipal
                                                             Income Fund III, PIMCO California
                                                             Municipal Income Fund III, PIMCO New York
                                                             Municipal

                           Positions(s)   Term of Office
 Name, Address and          Held with     and Length of
        Age                   Fund        Time Served        Principal Occupation(s) During the Past 5 Years
                                                             Income Fund III, Municipal Advantage
                                                             Fund, Inc., and PIMCO High Income Fund;
                                                             Formerly, Vice President, Mitchell
                                                             Hutchins Asset Management Inc.

Lawrence G. Altadonna      Treasurer;     Since              Vice President, PIMCO Advisors Fund
Age 36                     Principal      inception          Management LLC; Treasurer and Principal
                           Financial      (June, 2003).      Financial and Accounting Officer,
                           and                               Nicholas-Applegate Convertible & Income
                           Accounting                        Fund, Nicholas-Applegate Convertible &
                           Officer                           Income Fund II, PIMCO Corporate
                                                             Opportunity Fund, PIMCO Corporate Income
                                                             Fund, PIMCO Municipal Income Fund, PIMCO
                                                             California Municipal Income Fund, PIMCO
                                                             New York Municipal Income Fund, PIMCO
                                                             Municipal Income Fund II, PIMCO
                                                             California Municipal Income Fund II,
                                                             PIMCO New York Municipal Income Fund II,
                                                             PIMCO Municipal Income Fund III, PIMCO
                                                             California Municipal Income Fund III,
                                                             PIMCO New York Municipal Income Fund III,
                                                             Municipal Advantage Fund, Inc. and PIMCO
                                                             High Income Fund; Treasurer, Fixed Income
                                                             SHares; Assistant Treasurer, PIMCO
                                                             Advisors VIT (formerly OCC Accumulation
                                                             Trust). Formerly, Director of Fund
                                                             Administration, Prudential Investments.

Newton B. Schott, Jr.      Vice           Since              Managing Director, Chief Administrative
2187 Atlantic Street       President,     inception          Officer, Secretary and General Counsel,
Stamford, CT 06902         Secretary      (June, 2003).      PAD; Managing Director, Chief Legal
Age 60                                                       Officer and Secretary, PIMCO Advisors
                                                             Fund Management LLC; President, Chief
                                                             Executive Officer and Secretary, PIMCO
                                                             Funds: Multi-Manager Series; Vice
                                                             President and Secretary,
                                                             Nicholas-Applegate Convertible & Income
                                                             Fund, Nicholas-Applegate Convertible &
                                                             Income Fund II, PIMCO Corporate
                                                             Opportunity Fund, PIMCO Corporate Income
                                                             Fund, PIMCO Municipal Income Fund, PIMCO
                                                             California Municipal Income Fund, PIMCO
                                                             New York Municipal Income Fund, PIMCO
                                                             Municipal Income Fund II, PIMCO
                                                             California Municipal Income Fund II,
                                                             PIMCO New York Municipal Income Fund II,
                                                             PIMCO Municipal Income Fund III, PIMCO
                                                             California Municipal Income Fund III,
                                                             PIMCO New York Municipal Income Fund III,
                                                             Municipal Advantage Fund, Inc. and PIMCO
                                                             High Income Fund; Secretary, Fixed Income
                                                             SHares.

Raymond Kennedy            Vice           Since              Managing Director, PIMCO; co-portfolio manager
840 Newport Center Drive   President      inception          of the Fund and other investment vehicles
Newport Beach, CA 92660                   (June, 2003).      managed by PIMCO; joined PIMCO in 1996.
Age 41

     For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Fund are listed in the following table:


                                       Positions Held with Affiliated Persons or
              Name                        Principal Underwriters of the Fund
        Stephen J. Treadway                          See above.

         Brian S. Shlissel                           See above.

        Lawrence Altadonna                           See above.

       Newton B. Schott, Jr.                         See above.

          Raymond Kennedy                            See above.


Committees of the Board of Trustees

     Audit Oversight Committee


     Provides oversight with respect to the internal and external accounting and auditing procedures of the Fund and, among other things, considers the selection of independent public accountants for the Fund and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those accountants on behalf of the Fund and certain affiliates, including the Manager and PIMCO, and the possible effect of those services on the independence of those accountants. Messrs. Belica, Kertess and Connor, each of whom is an Independent Trustee, serve on this committee.


     Nominating Committee


     Responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee will review and consider nominees recommended by shareholders to serve as Trustee, provided any such recommendation is submitted in writing to the Fund, c/o Newton B. Schott, Jr., Secretary, at the address of the principal executive offices of the Fund. The Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person so recommended and considered by a committee will be nominated for election to the Board. Messrs. Belica, Kertess and Connor, each of whom is an Independent Trustee, serve on this committee.


     Valuation Committee


     Reviews procedures for the valuation of securities and periodically reviews information from the Manager and PIMCO regarding fair value and liquidity determination made pursuant to the Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular valuation matters. Messrs. Belica, Kertess and Connor, each of whom is an Independent Trustee, serve on this committee.


     Compensation Committee


     The Compensation Committee periodically reviews and sets compensation payable to the

Trustees of the Fund who are not directors, officers, partners or employees of the Manager, PIMCO or any entity controlling, controlled by or under common control with the Manager or PIMCO. Messrs. Belica, Kertess and Connor, each of whom is an Independent Trustee, serve on this committee.


Securities Ownership

     For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2002:


                                                               Aggregate Dollar Range of Equity Securities in All
                                   Dollar Range of Equity          Registered Investment Companies Overseen by
        Name of Trustee            Securities in the Fund           Trustee in Family of Investment Companies
          Paul Belica                      None.                                   >$100,000

        Robert E. Connor                   None.                                      None.

     John J. Dalessandro II                None.                                      None.

        Hans W. Kertess                    None.                                      None.

      Stephen J. Treadway                  None.                                 To be provided.


     For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund as of December 31, 2002:


                            Name of Owners and
                             Relationships to                                            Value of       Percent of
     Name of Trustee             Trustee            Company        Title of Class       Securities        Class
 Paul Belica                  TO BE PROVIDED

 Robert E. Connor

 John J. Dalessandro II

 Hans W. Kertess


     As of       , 2003, the Fund's officers and Trustees as a group owned less than 1% of the outstanding Common Shares.

     As of       , 2003, the following persons owned of record the number of
Common Shares noted below, representing the indicated percentage of the Fund's outstanding shares as of such date.

                                                              Percentage of the
                                                   Number of  Fund's outstanding
                                                     Common      shares as of
Shareholder                                          Shares            , 2003
-----------                                          ------      ------------

Allianz Dresdner Asset Management of America L.P.    [    ]         [       ]
1345 Avenue of the Americas
New York, New York 10105

Compensation


     Messrs. Connor and Dalessandro also serve as Trustees of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III (together, the "Municipal Funds"), Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Corporate Opportunity Fund, PIMCO High Income and PIMCO Corporate Income Fund, fourteen closed-end funds for which the Manager serves as investment manager and PIMCO or Nicholas-Applegate Capital Management LLC, each an affiliate of the Manager, serves as portfolio manager. Mr. Belica serves as a Trustee of each of these Funds except for PIMCO High Income Fund and Nicholas-Applegate Convertible & Income Fund II. Mr. Kertess serves as a Trustee of each of these Funds except for Nicholas-Applegate Convertible & Income Fund, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund III and PIMCO Corporate Opportunity Fund. Mr. Connor is a director or trustee, as the case may be, of one open-end investment company (comprising two separate investment portfolios) and one closed-end investment company advised by the Manager. Mr. Belica is also a trustee of one open-end investment company (comprising two separate investment portfolios) advised by the Manager. As indicated above, certain of the officers and Trustees of the Fund are affiliated with the Manager and/or PIMCO.

         The Municipal Funds, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, PIMCO Corporate Income Fund and the Fund (together, the "PIMCO Closed-End Funds") are expected to hold joint meetings of their Boards of Trustees whenever possible. Each Trustee, other than any Trustee who is a director, officer, partner or employee of the Manager, PIMCO or any entity controlling, controlled by or under common control with the Manager or PIMCO, receives compensation for their attendance at joint meetings and their service on Board committees. For their service as Trustees of the PIMCO
Closed-End Funds, Messrs. Connor and Dalessandro receive $[     ] for each joint
meeting for the first four joint meetings in each year and $[    ] for each
additional joint meeting in such year if the meetings are attended in person.
Messrs. Connor and Dalessandro receive $[    ] per joint meeting if the meetings
are
attended telephonically. For his service as a Trustee of the PIMCO Closed-End Funds (other than the PIMCO High Income Fund and in Nicholas-Applegate Convertible & Income Fund II, for which he does not serve as Trustee), Mr. Belica receives $[ ] for each joint meeting for the first four joint meetings in each year and $[ ] for each additional joint meeting in such year if the meetings are attended in person. Mr. Belica receives $[ ] per joint meeting if the meetings are attended telephonically. For his service as a Trustee of the PIMCO Closed-End Funds (other than the Nicholas-Applegate Convertible & Income Fund, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund III and PIMCO Corporate Opportunity Fund, for which he does not serve as Trustee), Mr. Kertess receives $[ ] for each joint meeting for the first four joint meetings in each year and $[ ] for each additional joint meeting in such year if the meetings are attended in person. Mr. Kertess receives $[ ] per joint meeting if the meetings are attended telephonically. For their services as members of various Audit Oversight Committees, Messrs. Belica, Connor and Kertess will receive $[ ] , $[ ] and $[ ], respectively, per joint meeting of the Audit Oversight Committees for those PIMCO Closed-End Funds for which they serve as Trustee if the meeting takes place on a day other than the day of a regularly scheduled Board meeting. Trustees will also be reimbursed for meeting-related expenses.

         The PIMCO Closed-End Funds will allocate each Trustee's compensation and other costs of their joint meetings pro rata among the PIMCO Closed-End Funds for which such Trustee serves as Trustee based on each such Fund's net assets, including assets attributable to any Preferred Shares.


         It is estimated that the Trustees will receive the amounts set forth in the following table from the Fund for its initial fiscal year ending July 31, 2004. For the calendar year ended December 31, 2002, the Trustees received the compensation set forth in the following table for serving as trustees of other funds in the "Fund Complex." Each officer and Trustee who is a director, officer, partner or employee of the Manager, PIMCO or any entity controlling, controlled by or under common control with the Manager or PIMCO serves without any compensation from the Fund.


                                                                                 Total Compensation
                                           Estimated Compensation            from the Fund Complex Paid
                                           from the Fund for the              to the Trustees for the
                                             Fiscal Year Ending                 Calendar Year Ending
          Name of Trustee                      July 31, 2004*                    December 31, 2002**
          ---------------                    ------------------                  -----------------
Paul Belica                                        $[   ]                              $78,400

Robert E. Connor                                   $[   ]                              $87,170

John J. Dalessandro II                             $[   ]                              $76,400

Hans W. Kertess                                    $[   ]                              $62,000


----------
         * Since the Fund has not completed its first full fiscal year, compensation is estimated based upon future payments to be made by the Fund during the current fiscal year and upon estimated relative net assets of the PIMCO Closed-End Funds.


         ** In addition to the PIMCO Closed-End Funds, during the year ended December 31, 2002, Mr. Belica served as a Trustee of one open-end investment company (comprising two separate investment portfolios) advised by the Manager, and Mr. Connor served as a director or trustee of one open-end investment company (comprising two separate investment portfolios) and one closed-end investment company advised by the Manager. These investment companies are considered to be in the same "Fund Complex" as the Fund.


         The Fund has no employees. Its officers are compensated by the Manager and/or PIMCO.

Codes of Ethics

         The Fund, the Manager and PIMCO have each adopted a separate code of ethics governing personal trading activities of, as applicable, all Trustees and officers of the Fund, and directors, officers and employees of the Manager and PIMCO, who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Fund, the Manager or PIMCO, as applicable. Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions (including with respect to securities that may be purchased or held by the Fund), and are required to preclear certain security transactions with the applicable compliance officer or his designee and to report certain transactions on a regular basis. The Fund, the Manager and PIMCO have each developed procedures for administration of their respective codes. Text-only versions of the codes of ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. In addition, copies of the codes of ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

                    INVESTMENT MANAGER AND PORTFOLIO MANAGER

Investment Manager

         The Manager serves as investment manager to the Fund pursuant to an investment management agreement (the "Investment Management Agreement") between it and the Fund. The Manager, a Delaware limited liability company organized in 2000 as a subsidiary successor in the restructuring of a business originally organized in 1987, is wholly-owned by PIMCO Advisors Retail Holdings LLC, a wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). ADAM of America was organized as a limited partnership under Delaware law in 1987. ADAM of America's sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with three members, ADAM U.S. Holding LLC, a Delaware limited liability company, Pacific Asset Management LLC, a Delaware limited liability company, and Pacific Life Insurance Company ("Pacific Life"), a California stock life insurance company. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Pacific Life also owns an indirect minority equity interest in ADAM of America. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC. Allianz Dresdner Asset Management of America LLC has two members, Allianz of America, Inc. ("Allianz of America"), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Dresdner Asset
Management of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz Aktiengesellschaft ("Allianz AG"). Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of ADAM GmbH, which is a wholly-owned subsidiary of Allianz AG. Allianz AG indirectly holds a controlling interest in ADAM of America. Allianz AG is a European-based, multinational insurance and financial services holding company. Allianz AG's address is Koeniginstrasse 28, D-80802, Munich, Germany. Pacific Life's address is 700 Newport Center Drive, Newport Beach, California 92660. ADAM of America's address is 888 San Clemente Drive, Suite 100, Newport Beach, California 92660.

         The general partner of ADAM of America has substantially delegated its management and control of ADAM of America to an Executive Committee. The Executive Committee of ADAM of America is comprised of William S. Thompson, Jr. and David C. Flattum.


         The Manager is located at 1345 Avenue of the Americas, New York, New York 10105. As of March 31, 2003, the Manager had approximately $17.7 billion in assets under management. As of March 31, 2003, ADAM of America and its subsidiary partnerships, including NACM, had approximately $392 billion in assets under management.


         In connection with the acquisition of ADAM of America by Allianz of America in May of 2000, the Pacific Life interest in ADAM of America was converted into an interest in 3,722 Class E Units in ADAM of America. The Class E Units are entitled to distributions based largely on the performance of Pacific Investment Management Company, a subsidiary of ADAM of America, and for periods after January 31, 2003, the distributions are capped at a maximum of $98 million (annualized) for 2003, $96 million for 2004, $94 million for 2005, $92 million for 2006 and $90 million in 2007 and thereafter. Pursuant to a Continuing Investment Agreement dated May 5, 2000, as amended and restated March 10, 2003, Allianz of America, Pacific Asset Management LLC and Pacific Life are party to a call and put arrangement regarding the Class E Units. Under the restated agreement, the quarterly put and/or call options are limited in amount to a maximum of $250 million per quarter through March 2004. In any month subsequent to March 2004, Pacific Life and Allianz of America can put or call, respectively, all Allianz of America's units owned directly or indirectly by Pacific Life. The repurchase price for the Class E Units is calculated based on the financial performance of Pacific Investment Management Company over the preceding four calendar quarters prior to repurchase, but the amount can increase or decrease in value by a maximum of 2% per year from the per unit amount as defined in the Continuing Investment Agreement, calculated as of December 31 of the preceding calendar year. The initial per unit amount as of December 31, 2002 was approximately $551,900 per unit ($2.054 billion in aggregate). The per unit amount is also subject to a cap and a floor of $600,000 and $500,000 per unit, respectively.


         As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener Ruckversicherungs-Gesellschaft AG ("Munich Re") and HypoVereinsbank. Allianz AG in turn owns more than 95% of Dresdner Bank AG. Certain broker-dealers that might be controlled by or affiliated with these entities or Dresdner Bank AG, including Dresdner Klienwort Wasserstein, Dresdner Kleinwort Benson and Grantchester Securities, Inc., may be considered to be affiliated persons of the Manager and NACM. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as "Affiliated Brokers.") Absent an SEC exemption or other relief, the Fund generally is precluded from effecting principal transactions with the Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Fund's ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Fund, the Fund's ability to take advantage of market opportunities, or the Fund's overall performance.


         The Manager, subject to the supervision of the Board of Trustees, is responsible for managing, either directly or through others selected by the Manager, the investments of the Fund. The Manager also furnishes to the Board of Trustees periodic reports on the investment performance of the Fund. As more fully discussed below, the Manager has retained PIMCO to serve as the Fund's portfolio manager.

         Under the terms of the Investment Management Agreement, subject to such policies as the Trustees of the Fund may determine, the Manager, at its expense, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to the Fund's investment objective, policies and restrictions; provided that, so long as PIMCO serves as the portfolio manager for the Fund, the Manager's obligation under the Investment Management Agreement with respect to the Fund is, subject always to the control of the Trustees, to determine and review with PIMCO the investment policies of the Fund.

         Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services (excluding determination of the net asset value of the Fund, shareholder accounting services and the accounting services for the Fund) and pays all salaries, fees and expenses of officers and Trustees of the Fund who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Fund's portfolio transactions may be placed with broker-dealers which furnish the Manager and PIMCO, without cost, certain research, statistical and quotation services of value to them or their respective affiliates in advising the Fund or their other clients. In so doing, the Fund may incur greater brokerage commissions and other transactions costs than it might otherwise pay.


         Pursuant to the Investment Management Agreement, the Fund has agreed to pay the Manager an annual management fee, payable on a monthly basis, at the annual rate of .75% of the Fund's average weekly total managed assets for the services and facilities it provides. "Total managed assets" means the total assets of the Fund (including any assets attributable to Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). All fees and expenses are accrued daily and deducted before payment of dividends to investors.


         Except as otherwise described in the Prospectus, the Fund pays, in addition to the investment management fee described above, all expenses not assumed by the Manager, including, without limitation, fees and expenses of Trustees who are not "interested persons" of the Manager or the Fund, interest charges, taxes, brokerage commissions, expenses of issue of shares, fees and expenses of registering and qualifying the Fund and its classes of shares for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Fund, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and its proportionate share of insurance premiums and professional association dues or assessments. The Fund is also responsible for such nonrecurring expenses as may arise, including litigation in which the Fund may be a party, and other expenses as determined by the Trustees. The Fund may have an obligation to indemnify its officers and Trustees with respect to such litigation.

Portfolio Manager

         PIMCO serves as portfolio manager for the Fund pursuant to a portfolio management agreement (the "Portfolio Management Agreement") between PIMCO and the Manager. Under the Portfolio Management Agreement, subject always to the control of the Trustees and the supervision of the Manager, PIMCO's obligation is to furnish continuously an investment program for the Fund, to make investment decisions on behalf of the Fund and to place all orders for the purchase and sale of portfolio securities and all other investments for the Fund.


         The Manager (and not the Fund) will pay a portion of the fees it receives to PIMCO in return for PIMCO's services. For the period from the commencement of Fund operations through August 31, 2008 (i.e., roughly the first five years of Fund operations), the fee will be paid monthly at the annual rate of .39% of the Fund's average weekly total managed assets, provided, however, that the amounts payable for each month shall be reduced to reflect that PIMCO will bear 65% of the fees payable by the Manager to certain underwriters (other than Merrill Lynch, Pierce, Fenner & Smith Incorporated) for such month as described under "Underwriting" in the Prospectus. Beginning September 1, 2008 and thereafter, the Manager will pay a monthly fee to PIMCO at the annual rate of .55% of the Fund's average weekly total managed assets, provided, however, that the amounts payable for each month shall be reduced by the amount of all fees payable by the Manager to certain underwriters other than Merrill Lynch, Pierce, Fenner & Smith Incorporated for such month as described under "Underwriting" in the Prospectus (such that the Manager retains from its management fee, on an annual basis, .05% of the Fund's average weekly total managed assets, after having paid PIMCO and the underwriters).

         Originally organized in 1971, reorganized as a Delaware general partnership in 1994 and reorganized as a Delaware limited liability company in 2000, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The membership interests of PIMCO as of December 1, 2002, were held 91% by ADAM of America and 9% by the managing directors of PIMCO. As of June 30, 2003, PIMCO had approximately $349 billion in assets under management. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660.


Certain Terms of the Investment Management and Portfolio Management Agreements

         The Investment Management Agreement and the Portfolio Management Agreement were each approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or PIMCO). The Investment Management Agreement and Portfolio Management Agreement will each continue in force with respect to the Fund for two years from their respective dates, and from year to year thereafter, but only so long as their continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager, PIMCO or the Fund, and (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of all classes of the Fund. Each of the Investment Management Agreement and Portfolio Management Agreement automatically terminates on assignment. The Investment Management Agreement may be terminated on not less than 60 days' notice by the Manager to the Fund or by the Fund to the Manager. The Portfolio Management Agreement may be terminated on not less than 60 days' notice by the Manager to PIMCO or by PIMCO to the Manager, or by the Fund at any time by notice to the Manager and PIMCO.

         The Investment Management Agreement and the Portfolio Management Agreement each provide that the Manager or PIMCO, as applicable, shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Basis for Approval of the Investment Management and Portfolio Management Agreements

         In determining to approve the Investment Management Agreement and the Portfolio Management Agreement, the Trustees met with the relevant investment advisory personnel from the Manager and PIMCO and considered information relating to the education, experience and number of investment professionals and other personnel who would provide services under the applicable agreement. See "Management of the Fund" in the Prospectus and this Statement of Additional Information. The Trustees also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources to be available at the Manager and PIMCO were appropriate to fulfill effectively the duties of the Manager and PIMCO on behalf of the Fund under the applicable agreement. The Trustees also considered the business reputation of the Manager and PIMCO, their financial resources and professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

         The Trustees received information concerning the investment philosophy and investment process to be applied by PIMCO in managing the Fund. In this connection, the Trustees considered PIMCO's in-house research capabilities as well as other resources available to PIMCO's personnel, including research services available to PIMCO as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that PIMCO's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objective and policies.

         The Trustees considered the scope of the services provided by the Manager and PIMCO to the Fund under the Investment Management Agreement and Portfolio Management Agreement, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Manager's and PIMCO's standard of care was comparable to that found in most investment company advisory agreements. See "--Certain Terms of the Investment Management and Portfolio Management Agreements" above. The Trustees concluded that the scope of the Manager's and PIMCO's services to be provided to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

         The Trustees considered the quality of the services to be provided by the Manager and PIMCO to the Fund. The Trustees also evaluated the procedures of the Manager and PIMCO designed to fulfill their fiduciary duty to the Fund with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees) (see "Management of the Fund--Code of Ethics" above), the procedures by which PIMCO allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of PIMCO in these matters. The Trustees also received information concerning standards of the Manager and PIMCO with respect to the execution of portfolio transactions. See "Portfolio Transactions" below.

         In approving the agreements, the Trustees also gave substantial consideration to the fees payable under the agreements. The Trustees reviewed information concerning fees paid to investment advisers of similar bond funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Manager. The Trustees evaluated the Manager's profitability with respect to the Fund, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds.

                             PORTFOLIO TRANSACTIONS

Investment Decisions and Portfolio Transactions

         Investment decisions for the Fund and for the other investment advisory clients of the Manager and PIMCO are made with a view to achieving their respective investment objective. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investments by the Fund may also be appropriate for other clients served by the Manager and PIMCO. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients served by the Manager or PIMCO is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Manager or PIMCO, as applicable. The Manager or PIMCO may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for that transaction or for the day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which the Manager or PIMCO believes is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

         There is generally no stated commission in the case of debt securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.

         Subject to the supervision of the Manager, PIMCO places all orders for the purchase and sale of portfolio securities, options, futures contracts and other instruments for the Fund and buys and sells such securities, options, futures contracts and other instruments for the Fund through a substantial number of brokers and dealers. In so doing, PIMCO uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, PIMCO, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         Subject to the supervision of the Manager, PIMCO places orders for the purchase and sale of portfolio investments for the Fund's account with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Fund, PIMCO will seek the best price and execution of the Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when PIMCO believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, PIMCO may receive research services from many broker-dealers with which PIMCO places the Fund's portfolio transactions. PIMCO may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of debt securities or other assets for the Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to PIMCO in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. Neither the management fee paid by the Fund to the Manager nor the portfolio management fee paid by the Manager to PIMCO is reduced because PIMCO and its affiliates receive such services.

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

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, PIMCO may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in such Act) to PIMCO an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         The Fund may use broker-dealers that are affiliates (or affiliates of affiliates) of the Fund, the Manager and/or PIMCO, subject to certain restrictions discussed above under "Investment Manager and Portfolio Manager--Investment Manager."

         References to PIMCO in this section would apply equally to the Manager if the Manager were to assume portfolio management responsibilities for the Fund and place orders for the purchase and sale of the Fund's portfolio investments.

                                  DISTRIBUTIONS


         As described in the Prospectus, initial distributions to Common Shareholders are expected to be declared approximately 45 days, and paid approximately 60 to 90 days, from the completion of the offering of the Common Shares, depending on market conditions. Because the Fund invests predominantly in debt securities with variable interest rates, the amount of the Fund's monthly distributions to shareholders is expected to vary with fluctuations in market interest rates. The Fund may initially, and from time to time thereafter, distribute less than the entire amount of net investment income earned in a particular period. Such undistributed net investment income would be available to supplement future distributions, including distributions that might otherwise have been reduced by a decrease in the Fund's monthly net income due to fluctuations in investment income or expenses, or due to an increase in the dividend rate on the Fund's outstanding Preferred Shares. As a result, the distributions paid by the Fund for any particular period may be more or less than the amount of net investment income actually earned by the Fund during such period. Undistributed net investment income will be added to the Fund's net asset value and, correspondingly, distributions from undistributed net investment income will be deducted from the Fund's net asset value.


         For tax purposes, the Fund is currently required to allocate net capital gain and other taxable income, if any, between and among Common Shares and any series of Preferred Shares in proportion to total distributions paid to each class for the year in which such net capital gain or other taxable income is realized. For information relating to the impact of the issuance of Preferred Shares on the distributions made by the Fund to Common Shareholders, see the Prospectus under "Preferred Shares and Related Leverage."

         While any Preferred Shares are outstanding, the Fund may not declare any cash dividend or other distribution on its Common Shares unless at the time of such declaration (1) all accumulated dividends on the Preferred Shares have been paid and (2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of any outstanding Preferred Shares. This latter limitation on the Fund's ability to make distributions on its Common Shares could cause the Fund to incur income and excise tax and, under certain circumstances, impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company. See "Tax Matters."

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

                              DESCRIPTION OF SHARES

Common Shares

         The Fund's Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares will be issued with a par value of $0.00001 per share. All Common Shares of the Fund have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. Common Shares will, when issued, be fully paid and, subject to matters discussed in "Anti-Takeover and Other Provisions in the Declaration of Trust--Shareholder Liability" below, non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. At any time when the Fund's Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to Preferred Shares would be at least 200% after giving effect to such distributions. See "--Preferred Shares" below.

         The Fund has applied for listing on the New York Stock Exchange, subject to notice of issuance. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.


         Shares of closed-end investment companies may frequently trade at prices lower than net asset value. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than net asset value and during other periods traded at prices lower than net asset value. There can be no assurance that Common Shares or shares of other similar funds will trade at a price higher than net asset value in the future. Net asset value will be reduced immediately following the offering of Common Shares after payment of the sales load and organization and offering expenses and immediately following any offering of Preferred Shares by the costs of that offering paid by the Fund. Whether investors will realize gains or losses upon the sale of Common Shares will not depend upon the Fund's net asset value but will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Fund's Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above net asset value or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Common Shares; Conversion to Open-End Fund" and the Prospectus under "Preferred Shares and Related Leverage" and "Description of Shares--Common Shares."


Preferred Shares

         The Declaration authorizes the issuance of an unlimited number of Preferred Shares. The Preferred Shares may be issued in one or more classes or series, with such par value and rights as determined by the Board of Trustees of the Fund, by action of the Board of Trustees without the approval of the Common Shareholders.


         The Fund's Board of Trustees has indicated its intention to authorize an offering of Preferred Shares (representing approximately 38% of the Fund's capital immediately after the time the Preferred Shares are issued) within approximately one to six months after completion of the offering of Common Shares, subject to market conditions and to the Board's continuing belief that leveraging the Fund's capital structure through the issuance of Preferred Shares is likely to achieve the benefits to the Common Shareholders described in the Prospectus and this Statement of Additional Information. Although the terms of the Preferred Shares, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board of Trustees (subject to applicable law and the Declaration) if and when it authorizes a Preferred Shares offering, the Board has stated that the initial series of Preferred Shares would likely pay cumulative dividends at relatively short-term periods (such as 7 days), by providing for the periodic redetermination of the dividend rate through an auction or remarketing procedure. The liquidation preference, preference on distribution, voting rights and redemption provisions of the Preferred Shares are expected to be as stated below.


         As used in this Statement of Additional Information, unless otherwise noted, the Fund's "net assets" include assets of the Fund attributable to any outstanding Preferred Shares, with no deduction for the liquidation preference of the Preferred Shares. Solely for financial reporting purposes, however, the Fund is required to exclude the liquidation preference of Preferred Shares from "net assets," so long as the Preferred Shares have redemption features that are not solely within the control of the Fund. For all regulatory and tax purposes, the Fund's Preferred Shares will be treated as stock (rather than indebtedness).

         Limited Issuance of Preferred Shares. Under the 1940 Act, the Fund could issue Preferred Shares with an aggregate liquidation value of up to one-half of the value of the Fund's total net assets (total assets less all liabilities and indebtedness not represented by "senior securities," as defined in the 1940 Act), measured immediately after issuance of the Preferred Shares. "Liquidation value" means the original purchase price of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless the liquidation value of the Preferred Shares is less than one-half of the value of the Fund's total net assets (determined after deducting the amount of such dividend or distribution) immediately after the distribution. To the extent that the Fund has outstanding any senior securities representing indebtedness (such as through the use of reverse repurchase agreements, credit default swaps and other derivative instruments that constitute senior securities), the aggregate amount of such senior securities will be added to the total liquidation value of any outstanding Preferred Shares for purposes of these asset coverage requirements. The liquidation value of the Preferred Shares is expected to be approximately 38% of the value of the Fund's total net assets. The Fund intends to purchase or redeem Preferred Shares, if necessary, to keep the liquidation value of the Preferred Shares plus the aggregate amount of other senior securities representing indebtedness at or below one-half of the value of the Fund's total net assets.

         Distribution Preference. The Preferred Shares will have complete priority over the Common Shares as to distribution of assets.

         Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, Preferred Shareholders will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to the Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, Preferred Shareholders will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into any Massachusetts business trust or corporation or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

         Voting Rights. In connection with any issuance of Preferred Shares, the Fund must comply with Section 18(i) of the 1940 Act which requires, among other things, that Preferred Shares be voting shares. Except as otherwise provided in the Declaration or the Fund's Bylaws or otherwise required by applicable law, Preferred Shareholders will vote together with Common Shareholders as a single class.

         In connection with the election of the Fund's Trustees, Preferred Shareholders, voting as a separate class, will also be entitled to elect two of the Fund's Trustees, and the remaining Trustees shall be elected by Common Shareholders and Preferred Shareholders, voting together as a single class. In addition, if at any time dividends on the Fund's outstanding Preferred Shares shall be unpaid in an amount equal to two full years' dividends thereon, the holders of all outstanding Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's Trustees until all dividends in arrears have been paid or declared and set apart for payment.

         The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, shall be required to approve any action requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Fund's investment objective, the conversion of the Fund from a closed-end to an open-end company, or changes in the investment restrictions described as fundamental policies under "Investment Restrictions." The class or series vote of Preferred Shareholders described above shall in each case be in addition to any separate vote of the requisite percentage of Common Shares and Preferred Shares necessary to authorize the action in question.

         The foregoing voting provisions will not apply with respect to the Fund's Preferred Shares if, at or prior to the time when a vote is required, such shares shall have been (1) redeemed or (2) called for redemption and sufficient funds shall have been deposited in trust to effect such redemption.

         Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of the Preferred Shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends, that the Fund may tender for or purchase Preferred Shares and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to Common Shares, while any resale of shares by the Fund will increase such leverage.

         The discussion above describes the present intention of the Board of Trustees of the Fund with respect to a possible offering of Preferred Shares. If the Board of Trustees determines to authorize such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Declaration.

         ANTI-TAKEOVER AND OTHER PROVISIONS IN THE DECLARATION OF TRUST

Shareholder Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration also provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund is unable to meet its obligations, and thus should be considered remote.

Anti-Takeover Provisions

         As described below, the Declaration includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees, and could have the effect of depriving shareholders of opportunities to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.

         The Fund's Trustees are divided into three classes (Class I, Class II and Class III), having initial terms of one, two and three years, respectively. At each annual meeting of shareholders, the term of one class will expire and each Trustee elected to that class will hold office for a term of three years. The classification of the Board of Trustees in this manner could delay for an additional year the replacement of a majority of the Board of Trustees. In addition, the Declaration provides that a Trustee may be removed only for cause and only (i) by action of at least seventy-five percent (75%) of the outstanding shares of the classes or series of shares entitled to vote for the election of such Trustee, or (ii) by at least seventy-five percent (75%) of the remaining Trustees.

         Except as provided in the next paragraph, the affirmative vote or consent of at least seventy-five percent (75%) of the Board of Trustees and at least seventy-five percent (75%) of the shares of the Fund outstanding and entitled to vote thereon are required to authorize any of the following transactions (each a "Material Transaction"): (1) a merger, consolidation or share exchange of the Fund or any series or class of shares of the Fund with or into any other person or company, or of any such person or company with or into the Fund or any such series or class of shares; (2) the issuance or transfer by the Fund or any series or class of shares (in one or a series of transactions in any twelve-month period) of any securities of the Fund or such series or class to any other person or entity for cash, securities or other property (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding sales of securities of the Fund or such series or class in connection with a public offering, issuances of securities of the Fund or such series or class pursuant to a dividend reinvestment plan adopted by the Fund and issuances of securities of the Fund or such series or class upon the exercise of any stock subscription rights distributed by the Fund; or (3) a sale, lease, exchange, mortgage, pledge, transfer or other disposition by the Fund or any series or class of shares (in one or a series of transactions in any twelve-month period) to or with any person of any assets of the Fund or such series or class having an aggregate fair market value of $1,000,000 or more, except for transactions in securities effected by the Fund or such series or class in the ordinary course of its business. The same affirmative votes are required with respect to any shareholder proposal as to specific investment decisions made or to be made with respect to the Fund's assets or the assets of any series or class of shares of the Fund.

         Notwithstanding the approval requirements specified in the preceding paragraph, the Declaration requires no vote or consent of the Fund's shareholders to authorize a Material Transaction if the transaction is approved by a vote of both a majority of the Board of Trustees and seventy-five percent (75%) of the Continuing Trustees (as defined below), so long as all other conditions and requirements, if any, provided for in the Fund's Bylaws and applicable law (including any shareholder voting rights under the 1940 Act) have been satisfied.

         In addition, the Declaration provides that the Fund may be terminated at any time by vote or consent of at least seventy-five percent (75%) of the Fund's shares or, alternatively, by vote or consent of both a majority of the Board of Trustees and seventy-five percent (75%) of the Continuing Trustees (as defined below).

         In certain circumstances, the Declaration also imposes shareholder voting requirements that are more demanding than those required under the 1940 Act in order to authorize a conversion of the Fund from a closed-end to an open-end investment company. See "Repurchase of Common Shares; Conversion to Open-End Fund" below.

         As noted, the voting provisions described above could have the effect of depriving Common Shareholders of an opportunity to sell their Common Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. In the view of the Fund's Board of Trustees, however, these provisions offer several possible advantages, including: (1) requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid for the amount of Common Shares required to obtain control; (2) promoting continuity and stability; and (3) enhancing the Fund's ability to pursue long-term strategies that are consistent with its investment objective and management policies. The Board of Trustees has determined that the voting requirements described above, which are generally greater than the minimum requirements under the 1940 Act, are in the best interests of the Fund's Common Shareholders generally.

         A "Continuing Trustee," as used in the discussion above, is any member of the Fund's Board of Trustees who either (i) has been a member of the Board for a period of at least thirty-six months (or since the commencement of the Fund's operations, if less than thirty-six months) or (ii) was nominated to serve as a member of the Board of Trustees by a majority of the Continuing Trustees then members of the Board.

         The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Declaration and the Fund's Bylaws, both of which have been filed as exhibits to the Fund's registration statement on file with the SEC.

Liability of Trustees

         The Declaration provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund, and that the

Trustees shall not be liable for errors of judgment or mistakes of fact or law. Nothing in the Declaration, however, protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

            REPURCHASE OF COMMON SHARES; CONVERSION TO OPEN-END FUND

         The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by changes in the floating rates of interest on the Fund's investments and expenses), net asset value, call protection, price, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Fund's Board of Trustees regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transactions, or the making of a tender offer for such shares. There can be no assurance, however, that the Board of Trustees will decide to take or propose any of these actions, or that share repurchases or tender offers, if undertaken, will reduce market discount. The Fund has no present intention to repurchase its Common Shares and would do so only in the circumstances described in this section.

         Notwithstanding the foregoing, at any time when the Fund's Preferred Shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its Common Shares unless (1) all accrued dividends on Preferred Shares have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund's portfolio (determined after deducting the acquisition price of the Common Shares) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon).

         Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Trustees would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder.

         The Fund's Board of Trustees may also from time to time consider submitting to the holders of the shares of beneficial interest of the Fund a proposal to convert the Fund to an open-end investment company. In determining whether to exercise its sole discretion to submit this issue to shareholders, the Board of Trustees would consider all factors then relevant, including the relationship of the market price of the Common Shares to net asset value, the extent to which the Fund's capital structure is leveraged and the possibility of re-leveraging, the spread, if any, between the yields on securities in the Fund's portfolio and interest and dividend charges on Preferred Shares issued by the Fund and general market and economic conditions.

         The Declaration requires the affirmative vote or consent of holders of at least seventy-five percent (75%) of each class of the Fund's shares entitled to vote on the matter to authorize a conversion of the Fund from a closed-end to an open-end investment company, unless the conversion is authorized by both a majority of the Board of Trustees and seventy-five percent (75%) of the Continuing Trustees (as defined above under "Anti-Takeover and Other Provisions in the Declaration of Trust--Anti-Takeover Provisions"). This seventy-five percent (75%) shareholder approval requirement is higher than is required under the 1940 Act. In the event that a conversion is approved by the Trustees and the Continuing Trustees as described above, the minimum shareholder vote required under the 1940 Act would be necessary to authorize the conversion. Currently, the 1940 Act would require approval of the holders of a "majority of the outstanding" Common Shares and, if issued, Preferred Shares voting together as a single class, and the holders of a "majority of the outstanding" Preferred Shares voting as a separate class, in order to authorize a conversion.

         If the Fund converted to an open-end company, it would be required to redeem all Preferred Shares then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the Fund's Common Shares likely would no longer be listed on the New York Stock Exchange. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their shares. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management.

         The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers at net asset value from time to time, or that the Fund may be converted to an open-end company, may reduce any spread between market price and net asset value that might otherwise exist.

         In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets. This would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its Common Shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining. See the Prospectus under "Risks--Leverage Risk."

         Before deciding whether to take any action if the Fund's Common Shares trade below net asset value, the Board of Trustees would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

                                   TAX MATTERS

         Taxation of the Fund. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

                  (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

                  (b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

                  (c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).


         If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.


         The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and any net tax-exempt interest, and may distribute its net capital gain. The Fund may also retain for investment its net capital gain. If the Fund does retain any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains,
(i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.


         Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.


         For taxable years beginning on or before December 31, 2008, the Fund may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income," provided holding period and other requirements are met by the Fund. Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder. Fund dividends representing distributions of interest income and short-term capital gains cannot be designated as qualified dividend income and will not qualify for the reduced rates. In light of this, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

         Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the Dividend Reinvestment Plan. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to either (i) the fair market value of the new shares issued to the shareholder, or
(ii) if the shares are trading below net asset value, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

         The long-term capital gain rates applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets) for taxable years beginning on or before December 31, 2008.


         Dividends of net investment income designated by the Fund and received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. It is not expected that any significant percentage of the Fund's distributions will so qualify.

         The Internal Revenue Service currently requires that a regulated investment company that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as ordinary income and capital gains) based upon the percentage of total dividends distributed to each class for the tax year. Accordingly, the Fund intends each year to allocate Capital Gain Dividends between and among its Common Shares and any series of its Preferred Shares in proportion to the total dividends paid to each class with respect to such tax year. Dividends qualifying and not qualifying for the dividends received deduction or reduced rates applicable to qualified dividend income will similarly be allocated between and among the two (or more) classes.

         Return of Capital Distributions. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated earnings and profits (including earnings and profits arising from tax-exempt income) in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. Where one or more such distributions occur in any taxable year of the Fund, the available earnings and profits will be allocated, first, to the distributions made to the holders of Preferred Shares, and only thereafter to distributions made to holders of Common Shares. As a result, the holders of Preferred Shares will receive a disproportionate share of the distributions treated as dividends, and the holders of the Common Shares will receive a disproportionate share of the distributions treated as a return of capital. Although the Fund may generate tax-exempt income, it does not expect to satisfy the criteria necessary to pass through the tax-free nature of the income to its shareholders.


         Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.




         Sale or Redemption of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         From time to time the Fund may make a tender offer for its Common Shares. It is expected that the terms of any such offer will require a tendering shareholder to tender all Common Shares and dispose of all Preferred Shares held, or considered under certain attribution rules of the Code to be held, by such shareholder. Shareholders who tender all Common Shares and dispose of all Preferred Shares held, or considered to be held, by them will be treated as having sold their shares and generally will realize a capital gain or loss. If a shareholder tenders fewer than all of its Common Shares, or retains a substantial portion of its Preferred Shares, such shareholder may be treated as having received a taxable dividend upon the tender of its Common Shares. In such a case, there is a remote risk that non-tendering shareholders will be treated as having received taxable distributions from the Fund. Likewise, if the Fund redeems some but not all of the Preferred Shares held by a Preferred Shareholder and such shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that Common Shareholders and non-redeeming Preferred Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of portfolio securities to meet such tenders of Common Shares, the Fund will be required to make additional distributions to its Common Shareholders.


         Original Issue Discount and Payment-in-Kind Securities. Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be (and all zero-coupon debt obligations acquired by the Fund will be) treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Increases in the principal amount of an inflation indexed bond will be treated as OID. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.


         Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

         Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

         Higher-Risk Securities. The Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.


         Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

         Interest paid on debt obligations owned by the Fund, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.


         Certain Investments in REITs. The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."


         In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Fund does not intend to invest directly in residual interests in REMICs or to invest in REITS in which a substantial portion of the assets will consist of residual interests in REMICs or in residual interests in REMICs.


         Options, Futures, Forward Contracts and Swap Agreements. The Fund's transactions in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.


         Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as described under "--Return of Capital Distributions." If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.


         Foreign Currency Transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         Foreign Taxation. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

         Shares Purchased Through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

         Non-U.S. Shareholders. Under U.S. federal tax law, dividends other than Capital Gain Dividends paid on shares beneficially held by a person who is not a "U.S. person" within the meaning of the Code (or a "foreign person"), are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which rate may, in some cases, be reduced by an applicable tax treaty. Dividends are subject to withholding even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, Capital Gain Dividends will not be subject to withholding of U.S. federal income tax. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

         Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

         If you are eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by you in the United States.

         A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

         Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

         In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

         Recent Tax Shelter Reporting Regulations. Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to Common Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

         General. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

                 PERFORMANCE RELATED AND COMPARATIVE INFORMATION

         The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds as categorized by Lipper, Inc. ("Lipper"), Morningstar Inc. or other independent services. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial ("Bloomberg") and Lipper, that the Fund believes to be generally accurate.

         The Fund, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Past performance is not indicative of future results. At the time Common Shareholders sell their shares, they may be worth more or less than their original investment.

         See Appendix A for additional performance related, comparative and other information.

            CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT

State Street Bank and Trust Co., 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of the Fund. The custodian performs custodial and fund accounting services.

         PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer agent, registrar and dividend disbursement agent for the Common Shares, as well as agent for the Dividend Reinvestment Plan relating to the Common Shares.

                             INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as independent accountants for the Fund.
PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings to the Fund.

                                     COUNSEL

         Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, passes upon certain legal matters in connection with shares offered by the Fund, and also acts as counsel to the Fund.

                             REGISTRATION STATEMENT

         A Registration Statement on Form N-2, including any amendments thereto (the "Registration Statement"), relating to the shares of the Fund offered hereby, has been filed by the Fund with the SEC, Washington, D.C. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered or to be offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the SEC's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC.

                        REPORT OF INDEPENDENT ACCOUNTANTS

                                [TO BE PROVIDED]

                              FINANCIAL STATEMENTS

                         PIMCO FLOATING RATE INCOME FUND

                             STATEMENT OF NET ASSETS
                                     , 2003


                                [TO BE PROVIDED]



                             STATEMENT OF OPERATIONS
                         One Day Ended ___________, 2003


                                [TO BE PROVIDED]

                                   APPENDIX A

                              PERFORMANCE RELATED,
                        COMPARATIVE AND OTHER INFORMATION

         From time to time, the Fund, the Manager and/or PIMCO may report to shareholders or to the public in advertisements concerning the performance of the Manager and/or PIMCO as adviser to clients other than the Fund, or on the comparative performance or standing of the Manager and/or PIMCO in relation to other money managers. The Manager and/or PIMCO also may provide current or prospective private account clients, in connection with standardized performance information for the Fund, performance information for the Fund gross of fees and expenses for the purpose of assisting such clients in evaluating similar performance information provided by other investment managers or institutions. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Fund, the Manager or PIMCO, should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. Performance information for the Fund may be compared to various unmanaged indexes.

                             [GRAPHIC APPEARS HERE]

The above graphic depicts headshots of Bill Gross, PIMCO Founder and Chief Investment Officer, and Ray Kennedy, lead Portfolio Manager.


Introducing PIMCO Floating Rate Income Fund, a newly created investment opportunity offering access to senior floating rate loans (a market not widely available to individual investors) an other floating rate debt instruments. The Fund utilizes a portfolio that focuses on senior loans and other floating rate debt instruments designed to offer high current income, consistent with capital preservation; minimal sensitivity to fluctuations in market interest rates; and the expertise of one of America's leading bond managers.

The portfolio manager, PIMCO (Pacific Investment Management Company LLC) is one of America's leading bond managers.

Duration. The Fund's average portfolio duration is within a short range of 0 to 1 year, with expected initial duration of approximately 0.4 years. PIMCO believes that the Fund's short duration range minimizes exposure to interest rate volatility and related risk while still offering the opportunity for high current income.

Why Invest in the Fund? For investors willing to take on credit risk, the Fund offers enhanced yield potential, making it an attractive choice for a part of a portfolio's short-term bond allocation. Also, the Fund offers the potential to add an additional level of diversification to core stock and bond holdings. Finally, floating rate debt instruments offer the potential for high income with less interest rate sensitivity and lower volatility than similar fixed-rate instruments.

The potential advantages of floating rate debt instruments include high income potential (historically, floating rate loans have tended to maintain a favorable yield spread over other short-term, fixed income alternatives) and less interest rate sensitivity.

Floating Rate Debt Instruments May Offer An Attractive Balance of Risk and Reward. High quality, short-term fixed-rate debt investments, typically have lower interest-rate and credit risk but also a relatively low yield. Long-term fixed-rate bonds, on the other hand, typically offer higher yields and capital appreciation potential but are also more sensitive to interest rate fluctuations and tend to decline more in value in a rising interest rate environment. Senior floating rate loans, however, often combine higher potential yields, albeit with more credit risk, than high-quality, short-term, fixed-rate investments. At the same time, senior floating rate loans generally have less sensitivity to fluctuations in market interest rates than longer-term fixed-rate bonds (and therefore less potential for capital appreciation or depreciation from interest rate changes). The chart below shows the average yields and durations of senior, secured floating rate bank loans compared with those of short-term Treasuries, 3-month T-Bills, intermediate-term bonds, high yield bonds and long-term Treasuries.


                              [CHART APPEARS HERE]

The chart above plots the yields and average durations of senior secured floating rate bank loans, short-term Treasuries, 3-month T-Bills, intermediate-term bonds, high yield bonds and long-term Treasuries as of 6/30/03. The horizontal axis presents average duration in years and increases from left to right in two year increments from zero to twelve years. The vertical axis measures current yield (as of 6/30/03) and increases vertically in two percent increments from zero percent to ten percent. The plot point for short-term Treasuries appears between 0 and 2 years on the Average Duration axis and between 0% and 2% on the Current Yield axis. The plot point for 3-month T-Bills appears between 0 and 2 years on the Average Duration axis and between 0% and 2% on the Current Yield axis, but with an Average Duration that is lower than that of short-term Treasuries. The plot point for senior secured floating rate bank loans appears between 0 and 2 years on the Average Duration axis and between 4% and 6% on the Current Yield axis. The plot point for intermediate term bonds intersects the 4 year point on the Average Duration axis and appears between 2% and 4% on the Current Yield axis. The plot point for high yield bonds appears between 4 and 6 years on the Average Duration axis, but with an Average Duration that is longer than intermediate term bonds and between 8% and 10% on the Current Yield axis. The plot point for long-term treasuries appears between 10 and 12 years on the Average Duration axis and between 4% and 6% on the Current Yield axis, but with a Current Yield that is slightly less than the Current Yield for senior secured floating rate bank loans.


Source: Bloomberg, Lehman Brothers and CSFB. All data as of 6/30/03. Past performance is no guarantee of future results. This chart measures the yields and average durations of senior secured floating rate bank loans, short-term Treasuries, 3-month T-Bills, intermediate-term bonds, high yield bonds and long-term Treasuries as of 6/30/03. *Please see the next page for a description of the Indexes represented in the chart. The information provided in this chart is as of a recent date (June 30, 2003) only and does not show what the yields and average durations of the various asset classes and Indexes represented (as described on the next page) have been historically or predict what they will be on future dates or in future periods. The yield/average duration relationships shown among the various asset classes are likely to change on a continuous basis due to changes in market interest rates, changes to the securities represented in the Indexes and economic and other factors. Nor does the chart indicate what the yield and average duration of the Fund would have been on June 30, 2003 or will be at any time or from time to time, each of which is expected to vary with changing market conditions and the specific contents of the Fund's portfolio holdings. The securities that the Fund will own will not match, and are not intended to be representative of, those of the CSFB Leveraged Loan Index or any other Index represented. Not all of the senior floating rate loans in which the Fund invests will be secured by collateral. The Fund expects to invest in floating rate debt instruments other than senior, floating rate loans and may invest in fixed rate instruments. This chart is not intended to predict the Fund's yield or performance. It is not possible to invest directly in any of these Indexes. The current yields shown for the Indexes do not reflect any management fees, account charges or other fees and expenses that will apply to the Fund. Senior secured floating rate bank loans are represented by the CSFB Leveraged Loan Index, a representative index of tradable, senior, secured, U.S. dollar-denominated syndicated floating rate bank loans, which are made to noninvestment grade borrowers. Short-term Treasuries are represented by the Merrill Lynch 1-3 year Treasury Index, an unmanaged index made up of US Treasury issues with maturities from 1 to 3 years. Three-month T-bills are represented by the Salomon Smith Barney 3-Month T-Bill Index, an unmanaged index of three-month Treasury bills. Intermediate term bonds are represented by the Lehman Brothers Aggregate Bond Index, which is composed of securities from Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index and is generally considered to be representative of the taxable bond market. High yield bonds are represented by the Merrill Lynch High Yield Master Index, an unmanaged index consisting of bonds that are issued in U.S. Domestic markets with at least one year remaining until maturity. All bonds in the Merrill Lynch High Yield Master Index must have a credit rating below investment grade but not in default. Long-term Treasuries are represented by the Lehman Brothers Long-Term Treasury Index, an unmanaged index comprised of various fixed income instruments with maturities greater than 10 years. Money market funds are not insured or guaranteed by FDIC or any other government agency and although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. Government bonds and Treasury securities are guaranteed by the U.S. government and, if held to maturity, offer a fixed rate of return and fixed principal value. Shares of funds that invest in them are not. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Duration for CSFB Leveraged Loan Index is approximate and based on the short-term, floating rate nature of the securities in the Index. Duration for iMoneyNet Money Market Funds Taxable 30 Day Compound Yield Index is approximate and based on the short-term, limited maturity constraints of Money Market Funds, which are required to have an average portfolio maturity of 90 days or less.

                     Capital Structure of a Typical Company

                                     [GRAPH]

                                Highest Priority


                               Senior secured debt
                              Senior unsecured debt
                           Subordinated unsecured debt
                                 Preferred stock
                                  Common stock


                                 Lowest Priority

The protective features of senior loans include that they are one of the highest priorities in a companies capital structure and are often secured by company assets. Senior loans have the highest, or one of the highest, priority positions in a borrower's capital structure. This means that in the event of default, bankruptcy or liquidation of the borrower, senior loan holders typically would be entitled to recovery payments prior to any funds being distributed to most or all bondholders or equity investors, although there is no assurance that any such payments would be available. The graphic at the right shows a typical priority ranking in a company's capital structure (although any particular company may have a different structure). Additionally, many of these senior loans in which the Fund may invest will also be secured, which means they will be backed by collateral for the term of the loan. This collateral may include: working capital assets, such as accounts receivable and inventory, tangible fixed assets, such as real property, buildings and equipment and security interests in shares of stock of subsidiaries or affiliates. This collateral offers an added protection for the loan holder. Even if the company cannot pay back the loan, the loan holder would generally assume ownership of the assets that were pledged as collateral.

Understanding the Credit Quality of a Senior Loan: Credit Risk Versus Interest Rate Risk. Bond investors may seek to increase yields by assuming more interest rate risk and/or more credit risk. By investing in this Fund, investors will generally have limited exposure to interest rate risk, but will be exposed to credit risk (see "Other Risks"). Although senior loans generally have the highest, or one of the highest, primary positions in a borrower's capital structure and are often secured by collateral, they are typically of below investment grade quality and may have below investment grade ratings. Largely due to their protective features, PIMCO believes senior loans tend to have more favorable recovery rates as compared to most non-senior debt obligations of similar quality

One of America's leading bond managers, PIMCO is responsible for managing the Fund's investments. As of 6/30/03, PIMCO is one of the nation's largest active bond managers, with over $340 billion in assets under management and a client list that includes over half of the 100 largest corporations in America. Additionally, PIMCO has bank loan expertise and has been actively managing floating rate loans since 1996, with approximately $3.9 billion in floating rate loan assets under management and has unique in-house research and analytical capabilities.

Bill Gross, PIMCO's founder and Chief Investment Officer, heads the firm's Investment Committee, which oversees investment policy decisions, including duration positioning, yield curve management, and credit quality composition for all PIMCO portfolios and strategies, including the Fund. Primary day-to-day portfolio management responsibilities are shared by Raymond Kennedy, David Hinman and Jason Rosiak, with Raymond Kennedy serving as the lead portfolio manager

The Fund's advantages include the use of leverage to help enhance yield, the payment on monthly dividends, low minimum investment and exchange-traded liquidity (the Fund expects its to list its shares on the New York Stock Exchange (NYSE), which should promote liquidity and convenient access to daily share prices through electronic services and/or in newspaper stock tables. The Fund's expected symbol is PFL).

PIMCO Advisors Fund Management LLC, the Fund's investment manager, is a leading closed-end fund advisor with $11.3 billion in closed-end fund assets under management (as of 6/30/03).

"PIMCO has got some of the best minds in the business." - Baron's, 9/28/02. While all the portfolio managers at PIMCO receive strategic input from the firm's Investment Committee regarding investment policy decisions and have access to a devoted team of professionals that conduct fundamental credit research and analysis of individual issuers, industries and sectors and utilize proprietary analytical tools (such as computer databases and Web-based applications) to assess and monitor credit risk, none of the members of the Investment Committee have primary day-to-day portfolio management responsibilities for the Fund. Such day-to-day responsibilities are shared by Raymond Kennedy, David Hinman and Jason Rosiak, with Mr. Kennedy serving as lead portfolio manager.

                                   APPENDIX B


                              PROXY VOTING POLICIES



                                [TO BE PROVIDED]

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

      1. Financial Statements:


            Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed as part of the Statement of Additional Information.


      2. Exhibits:

a.    Agreement and Declaration of Trust dated June 19, 2003.(1)

b.    Bylaws of Registrant dated June 19, 2003.(1)

c.    None.

d.1 Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Agreement and Declaration of Trust.(1)

d.2 Article 10 (Shareholders' Voting Powers and Meetings) of the Bylaws of Registrant.(1)



d.3   Form of Share Certificate of the Common Shares.*

e.    Terms and Conditions of Dividend Reinvestment Plan.*

f.    None.


g.1 Form of Investment Management Agreement between Registrant and PIMCO Advisors Fund Management LLC.*

g.2 Form of Portfolio Management Agreement between PIMCO Advisors Fund Management LLC and Pacific Investment Management Company LLC.*

h.1   Form of Underwriting Agreement.*

h.2   Form of Master Selected Dealer Agreement.*

h.3   Form of Master Agreement Among Underwriters.*

h.4   Form of Additional Compensation Agreement.*

i.    None.


j. Form of Custodian Agreement between Registrant and State Street Bank & Trust Co.*

k.1   Form of Transfer Agency Services Agreement between Registrant and
      PFPC Inc.*

k.2 Form of Organizational and Offering Expenses Reimbursement Agreement between Registrant and PIMCO Advisors Fund Management LLC.*

l.     Opinion and consent of Ropes & Gray LLP.*

m.     None.

n.     Consent of Registrant's independent accountants.*

o.     None.

p. Subscription Agreement of Allianz Dresdner Asset Management of America L.P. dated _________ 2003.*


q.     None.


r.1    Code of Ethics of Registrant dated ________ 2003.*

r.2    Code of Ethics of PIMCO Advisors Fund Management LLC.*

r.3    Code of Ethics of Pacific Investment Management Company LLC.*


s.1 Power of Attorney for Messrs. Shlissel, Belica, Conner, Dalessandro, Kertess, Altadonna and Schott, filed herewith.

s.2    Power of Attorney for Mr. Treadway, filed herewith.



--------------------------

       * To be filed by amendment.

(1) Incorporated by reference to the Registrant's Initial Registration Statement on Form N-2, File No. 333-106334, filed on June 20, 2003.

Item 25: Marketing Arrangements

         To be filed by amendment.


Item 26: Other Expenses of Issuance and Distribution

         Securities and Exchange Commission Fees               $       *
         National Association of Securities Dealers, Inc. Fees         *
         Printing and engraving expenses                               *
         Legal fees                                                    *
         New York Stock Exchange listing fees                          *
         Accounting expenses                                           *
         Transfer Agent fees                                           *
         Marketing expenses                                            *
         Miscellaneous expenses                                        *
                                                               ---------
             Total                                                     *


         * To be completed by amendment. Expenses may be reduced pursuant to an expected contractual arrangement of PIMCO Advisors Fund Management LLC to pay (i) the amount by which the Fund's offering costs (other than the sales load) exceed $0.04 per share and (ii) all of the Fund's organizational expenses, except that the Fund has agreed to reimburse PIMCO Advisors Fund Management LLC for such organizational expenses to the extent that the aggregate of all such organizational expenses and all offering costs (other than the sales load, but inclusive of the reimbursement of underwriter expenses of $.00667 per share) does not exceed $0.04 per share.

Item 27: Persons Controlled by or under Common Control with Registrant

      Not applicable.

Item 28: Number of Holders of Securities

      At July 25, 2003
                                              Number of
               Title of Class               Record Holders
               --------------               --------------

         Common Shares, par value $0.00001       0

Item 29: Indemnification

     Reference is made to Article VIII, Sections 1 through 4, of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Adviser

       Descriptions of the business of PIMCO Advisors Fund Management LLC, the Registrant's investment manager, and Pacific Investment Management Company LLC, the Registrant's portfolio manager, are set forth under the captions "Investment Manager" and "Portfolio Manager" under "Management of the Fund" in both the prospectus and Statement of Additional Information forming part of this Registration Statement. The following sets forth business and other connections of each director and executive officer (and persons performing similar functions) of PIMCO Advisors Fund Management LLC and Pacific Investment Management Company LLC.

                       PIMCO Advisors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105

Name                Position with Advisor         Other Connections
----------------    --------------------------    ------------------------------

Larry Altadonna     Vice President                Vice President, OpCap Advisors
                                                  LLC

Andrew Bocko        Senior Vice President and     Senior Vice President,
                    Director of IT                PIMCO Advisors Fund Management
                                                  LLC, Allianz Dresdner Asset
                                                  Management U.S. Equities LLC,
                                                  PIMCO Advisors Fund Management
                                                  LLC, Allianz Dresdner Asset
                                                  Management of America L.P.

Tim Clark           Managing Director

Cindy Columbo       Vice President

Patrick Coyne       Vice President

Derek Hayes         Senior Vice President

Steve Jobe          Senior Vice President

Alan Kwan           Vice President

John C. Maney       Chief Financial Officer       Executive Vice President and
                                                  Chief Financial Officer,
                                                  Allianz Dresdner Asset
                                                  Management of America L.P.,
                                                  Chief Financial Officer, PIMCO
                                                  Advisors Fund Management
                                                  LLC, Allianz Dresdner Asset
                                                  Management U.S. Equities
                                                  LLC, Cadence Capital
                                                  Management LLC, NFJ
                                                  Investment Group L.P., OCC
                                                  Distributors LLC, OpCap
                                                  Advisors LLC, Oppenheimer
                                                  Capital LLC, Pacific
                                                  Investment Management
                                                  Company LLC, PIMCO Advisors
                                                  Managed Accounts LLC, PIMCO
                                                  Advisors CD Distributors
                                                  LLC, PIMCO Equity Advisors
                                                  LLC, PIMCO Equity Partners
                                                  LLC, PIMCO Advisors
                                                  Advertising Agency Inc.,
                                                  PIMCO Advisors Distributors
                                                  LLC, Allianz Private Client
                                                  Services LLC, and StocksPLUS
                                                  Management Inc. and Value
                                                  Advisors LLC

Vinh T. Nguyen      Vice President and            Vice President and Controller,
                    Controller                    PIMCO Advisors Fund Management
                                                  LLC, Allianz Dresdner Asset
                                                  Management of America L.P.,
                                                  Allianz Dresdner Asset
                                                  Management U.S. Equities LLC,
                                                  Cadence Capital Management
                                                  LLC, NFJ Investment Group
                                                  L.P., OCC Distributors LLC,
                                                  OpCap Advisors LLC,
                                                  Oppenheimer Capital LLC,
                                                  Pacific Investment Management
                                                  Company LLC, PIMCO Advisors
                                                  Managed Accounts LLC, PIMCO
                                                  Advisors CD Distributors LLC,
                                                  PIMCO Equity Advisors LLC,

                                                  PIMCO Equity Partners LLC,
                                                  PIMCO Advisors Advertising
                                                  Agency Inc., PIMCO Advisors
                                                  Distributors LLC, Allianz
                                                  Private Client Services LLC,
                                                  and StocksPLUS Management Inc.

Francis C. Poli        Executive Vice President,  Chief Legal and Compliance
                       Director of Compliance     Officer, PIMCO Advisors Fund
                       and Assistant Secretary    Management LLC, Allianz
                                                  Dresdner Asset Management of
                                                  America L.P., Allianz Dresdner
                                                  Asset Management U.S. Equities
                                                  LLC, Allianz Hedge Fund
                                                  Partners L.P., Allianz Private
                                                  Client Services LLC, Cadence
                                                  Capital Management LLC, NFJ
                                                  Investment Group L.P., OCC
                                                  Distributors LLC, OpCap
                                                  Advisors LLC, Oppenheimer
                                                  Capital LLC, PIMCO Advisors
                                                  Retail Holdings LLC, PIMCO
                                                  Advisors Managed Accounts LLC,
                                                  PIMCO Advisors CD Distributors
                                                  LLC, PIMCO Equity Advisors LLC

Bob Rokose             Vice President and
                       Assistant Controller

Newton B. Schott, Jr.  Managing Director,         Vice President, PIMCO Advisors
                       Chief Legal Officer        Managed Accounts LLC,
                       and Secretary              Executive Vice President,
                                                  Chief Legal Officer and
                                                  Secretary, PIMCO Advisors
                                                  Advertising Agency Inc.,
                                                  Managing Director,
                                                  Executive Vice President,
                                                  General Counsel and Secretary,
                                                  PIMCO Advisors Distributors
                                                  LLC

Brian S. Shlissel     Senior Vice President       Senior Vice President and
                                                  Treasurer, OpCap Advisors LLC

Stewart A. Smith       Vice President and         Secretary, PIMCO Advisors Fund
                       Assistant Secretary        Management LLC, Allianz
                                                  Dresdner Asset Management of
                                                  America L.P., Allianz Dresdner
                                                   Asset Management U.S.
                                                  Equities LLC, Allianz Hedge
                                                  Fund Partners L.P., Allianz
                                                  Private Client Services LLC,
                                                  Cadence Capital Management
                                                  LLC, NFJ Investment Group
                                                  L.P., PIMCO Advisors Retail
                                                   Holdings LLC, PIMCO Advisors
                                                  Managed Accounts LLC, PIMCO
                                                  Advisors CD Distributors LLC
                                                  and PIMCO Equity Advisors LLC,
                                                  Assistant Secretary,
                                                  Oppenheimer Capital LLC, OpCap
                                                  Advisors and OCC Distributors
                                                  LLC

Stephen J. Treadway    Managing Director and      Chairman, President and Chief
                       Chief Executive Officer    Executive Officer, PIMCO
                                                  Advisors Advertising Agency
                                                  Inc.; Managing Director and
                                                  Chief Executive Officer,
                                                  PIMCO Advisors Distributors
                                                  LLC, Managing Director,
                                                  PIMCO Advisors Managed
                                                  Accounts LLC, Allianz
                                                  Private Client Services LLC,
                                                  Allianz Dresdner Asset
                                                  Management of America L.P.,
                                                  Member, Board of Management of
                                                  Allianz Dresdner Asset
                                                  Management GmbH

James G. Ward          Executive Vice President   Executive Vice President,
                       and Director of Human      Allianz Asset Management of
                       Resources                  America L.P., Director of
                                                  Human Resources, Allianz Asset
                                                  Management U.S. Equities LLC,
                                                  PIMCO Advisors Distributors
                                                  LLC

                    Pacific Investment Management Company LLC
                                    ("PIMCO")
                       840 Newport Center Drive, Suite 300
                             Newport Beach, CA 92660

Name                          Business and Other Connections
----------------------------- --------------------------------------------------

Arnold, Tammie J.             Executive Vice President, PIMCO

Benz, William R. II           Managing Director, Executive Committee Member,
                              PIMCO

Bhansali, Vineer              Executive Vice President, PIMCO

Brynjolfsson, John B.         Executive Vice President, PIMCO

Burns, R. Wesley              Managing Director, PIMCO; President and Trustee of
                              PIMCO Funds and PIMCO Variable Insurance Trust;
                              President and Director of PIMCO Commercial
                              Mortgage Securities Trust, Inc.; Director, PIMCO
                              Funds: Global Investors Series plc and PIMCO
                              Global Advisors (Ireland) Limited

Cupps, Wendy W.               Executive Vice President, PIMCO

Dialynas, Chris P.            Managing Director, PIMCO

El-Erian, Mohamed A.          Managing Director, PIMCO

Gross, William H.             Managing Director and Executive Committee Member,
                              PIMCO; Director and Vice President, StocksPLUS
                              Management, Inc.; Senior Vice President of PIMCO
                              Funds and PIMCO Variable Insurance Trust

Hague, John L.                Managing Director, PIMCO

Hally, Gordon C.              Executive Vice President, PIMCO

Hamalainen, Pasi M.           Managing Director, PIMCO

Harris, Brent R.              Managing Director and Executive Committee Member,
                              PIMCO; Director and Vice President, StocksPLUS
                              Management, Inc.; Trustee and Chairman of PIMCO
                              Funds and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities
                              Trust, Inc.; Managing Director, PIMCO Specialty
                              Markets LLC

Hinman, David C.              Executive Vice President, PIMCO

Hodge, Douglas M.             Executive Vice President, PIMCO; Director,
                              PIMCO JAPAN LTD

Holden, Brent L.              Managing Director, PIMCO

Isberg, Margaret E.           Managing Director, PIMCO; Senior Vice President of
                              PIMCO Funds


Keller, James M.              Managing Director, PIMCO



Kennedy, Raymond G.           Managing Director, PIMCO

Kiesel, Mark                  Executive Vice President, PIMCO


Loftus, John S.               Managing Director, PIMCO; Senior Vice President of
                              PIMCO Funds; Vice President and Assistant
                              Secretary, StocksPLUS Management, Inc.

Mariappa, Sudesh N.           Executive Vice President, PIMCO

Mather, Scott A.              Executive Vice President, PIMCO; Senior Vice
                              President, PIMCO Commercial Mortgage Securities
                              Trust, Inc.

McCray, Mark V.               Executive Vice President, PIMCO

McCulley, Paul A.             Managing Director, PIMCO

McDevitt, Joseph E.           Executive Vice President, PIMCO; Director and
                              Chief Executive Officer, PIMCO Europe Ltd

Meiling, Dean S.              Managing Director, PIMCO

Monson, Kristen S.            Executive Vice President, PIMCO

Muzzy, James F.               Managing Director, PIMCO; Director and Vice
                              President, StocksPLUS Management, Inc.; Senior
                              Vice President, PIMCO Variable Insurance Trust;
                              Vice President of PIMCO Funds; Director, PIMCO
                              Europe Ltd., PIMCO JAPAN LTD., PIMCO Asia Pte
                              Ltd., PIMCO Australia Pty Ltd.

Otterbein, Thomas J.          Executive Vice President, PIMCO

Phansalkar, Mohan V.          Executive Vice President, Secretary and Chief
                              Legal Officer, PIMCO; Vice President and
                              Secretary, StocksPLUS Management, Inc.

Podlich, William F.           Managing Director, PIMCO

Powers, William C.            Managing Director and Executive Committee Member,
                              PIMCO; Senior Vice President, PIMCO Commercial
                              Mortgage Securities Trust, Inc.

Schmider, Ernest L.           Managing Director, PIMCO

Simon, W. Scott               Executive Vice President, PIMCO

Thomas, Lee R.                Managing Director, PIMCO

Thompson, William S.          Managing Director and Executive Committee Member,
                              PIMCO; Director and President, StocksPLUS
                              Management, Inc.; Senior Vice President of PIMCO
                              Variable Insurance Trust; Vice President of PIMCO
                              Funds and PIMCO Commercial Mortgage Securities
                              Trust, Inc.

Trosky, Benjamin L.           Managing Director, PIMCO; Senior Vice President,
                              PIMCO Commercial Mortgage Securities Trust, Inc.


Weil, Richard M.              Managing Director, Chief Operating Officer and
                              Executive Committee Member, PIMCO


Wood, George H.               Executive Vice President, PIMCO

Wyman, Charles C.             Executive Vice President, PIMCO

Item 31: Location of Accounts and Records

      The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110 and/or PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

Item 32: Management Services

      Not applicable.

Item 33: Undertakings

      1. Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

      2. Not applicable.

      3. Not applicable.

      4. Not applicable.

      5. The Registrant undertakes that:

            a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

            b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

      6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                     Notice

      A copy of the Agreement and Declaration of Trust of PIMCO Floating Rate Income Fund (the "Fund"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 25th day of July, 2003.


                                    PIMCO Floating Rate Income Fund


                                    By:  /s/  Brian S. Shlissel
                                         -------------------------------------
                                         Brian S. Shlissel,
                                         President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name                                       Capacity                               Date
----                                       --------                               ----
/s/ Brian S. Shlissel                      President, Chief Executive Officer     July 25, 2003
----------------------------------
Brian S. Shlissel


Stephen J. Treadway*                       Chairman and Trustee                   July 25, 2003
----------------------------------
Stephen J. Treadway


Paul Belica*                               Trustee                                July 25, 2003
----------------------------------
Paul Belica


Robert E. Connor*                          Trustee                                July 25, 2003
----------------------------------
Robert E. Connor


John J. Dalessandro II*                    Trustee                                July 25, 2003
----------------------------------
John J. Dalessandro II


Hans W. Kertess*                           Trustee                                July 25, 2003
----------------------------------
Hans W. Kertess


/s/ Lawrence G. Altadonna                  Treasurer, Principal Financial and     July 25, 2003
----------------------------------         Accounting Officer
Lawrence G. Altadonna



*By:  /s/ Brian S. Shlissel
      ---------------------
Brian S. Shlissel
Attorney-In-Fact

Date:  July 25, 2003

                                INDEX TO EXHIBITS

Exhibit      Exhibit Name
-------      ------------

s.1 Power of Attorney for Messrs. Shlissel, Belica, Conner, Dalessandro, Kertess, Altadonna and Schott, filed herewith.

s.2          Power of Attorney for Mr. Treadway, filed herewith.